UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments

As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.3%)
U.S. Government Securities (1.7%)
	United States Treasury Note/Bond	3.500%	2/15/39	45,000	39,431
	United States Treasury Strip Principal	0.000%	2/15/36	217,000	69,507
	United States Treasury Strip Principal	0.000%	8/15/39	71,500	19,708
					128,646
Agency Bonds and Notes (1.6%)
1	Federal Home Loan Banks	5.500%	7/15/36	52,000	55,590
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	18,000	21,876
1	Federal National Mortgage Assn.	6.625%	11/15/30	31,000	38,932
1	Tennessee Valley Authority	5.250%	9/15/39	11,680	11,988
					128,386
Total U.S. Government and Agency Obligations (Cost $253,789)					257,032
Corporate Bonds (86.0%)
Finance (28.9%)
	Banking (18.5%)
	Abbey National PLC	7.950%	10/26/29	15,000	15,321
	American Express Co.	8.125%	5/20/19	26,450	31,669
	American Express Co.	8.150%	3/19/38	15,000	19,031
	Bank of America Corp.	6.800%	3/15/28	35,000	35,557
	Bank of America NA	6.000%	10/15/36	60,000	60,416
	Bank One Corp.	7.750%	7/15/25	25,000	28,801
	Bank One Corp.	7.625%	10/15/26	20,000	23,105
	Bank One Corp.	8.000%	4/29/27	16,500	19,947
3	Barclays Bank PLC	10.179%	6/12/21	11,160	14,671
	BB&T Corp.	5.250%	11/1/19	20,000	19,476
	Bear Stearns Cos. LLC	7.250%	2/1/18	15,000	17,151
	Citigroup Inc.	6.125%	5/15/18	15,000	15,177
	Citigroup Inc.	8.500%	5/22/19	10,000	11,673
	Citigroup Inc.	6.625%	1/15/28	25,000	24,575
	Citigroup Inc.	6.625%	6/15/32	38,000	35,825
	Citigroup Inc.	5.875%	2/22/33	10,000	8,625
	Citigroup Inc.	6.000%	10/31/33	16,900	14,777
	Citigroup Inc.	5.850%	12/11/34	36,500	33,338
	Citigroup Inc.	6.125%	8/25/36	21,350	19,082
	Citigroup Inc.	5.875%	5/29/37	15,000	13,953
	Citigroup Inc.	8.125%	7/15/39	8,300	9,709
	Credit Suisse USA Inc.	7.125%	7/15/32	38,000	46,015
	Goldman Sachs Group Inc.	7.500%	2/15/19	12,505	14,624
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	57,960
	Goldman Sachs Group Inc.	6.450%	5/1/36	38,000	38,691
	Goldman Sachs Group Inc.	6.750%	10/1/37	109,160	114,859
3	HBOS PLC	6.000%	11/1/33	41,500	28,920
	HSBC Bank USA NA/New York NY	5.875%	11/1/34	50,700	52,301
	HSBC Bank USA NA/New York NY	5.625%	8/15/35	28,000	27,761
	HSBC Holdings PLC	7.625%	5/17/32	21,200	23,233
	HSBC Holdings PLC	6.500%	5/2/36	2,000	2,198
	HSBC Holdings PLC	6.500%	9/15/37	5,000	5,475
	HSBC Holdings PLC	6.800%	6/1/38	39,000	44,423
	JP Morgan Chase Capital XXV	6.800%	10/1/37	8,415	8,217

	JPMorgan Chase & Co.	6.300%	4/23/19	10,000	10,974
	JPMorgan Chase & Co.	6.400%	5/15/38	81,000	89,707
	Mellon Funding Corp.	5.500%	11/15/18	8,800	9,230
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	11,000	11,939
	Merrill Lynch & Co. Inc.	6.875%	11/15/18	16,000	17,294
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	10,000	9,697
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	28,050	26,529
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	16,100	18,356
	Morgan Stanley	6.625%	4/1/18	9,985	10,805
	Morgan Stanley	5.625%	9/23/19	14,550	14,636
	Morgan Stanley	6.250%	8/9/26	12,850	13,271
	Morgan Stanley	7.250%	4/1/32	28,750	33,115
	National City Corp.	6.875%	5/15/19	15,000	16,149
	PNC Funding Corp.	6.700%	6/10/19	3,605	4,045
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	26,125	19,926
	SunTrust Bank/Atlanta GA	5.400%	4/1/20	10,000	8,915
	Wachovia Bank NA	5.850%	2/1/37	20,700	20,481
	Wachovia Bank NA	6.600%	1/15/38	60,225	65,557
	Wachovia Corp.	6.605%	10/1/25	30,000	30,314
	Wachovia Corp.	5.500%	8/1/35	10,730	9,785
	Wells Fargo & Co.	5.375%	2/7/35	37,000	35,647
	Wells Fargo Bank NA	5.950%	8/26/36	22,670	22,705

	Brokerage (0.2%)
3	FMR LLC	6.450%	11/15/39	19,000	19,030

	Finance Companies (2.8%)
	General Electric Capital Corp.	6.750%	3/15/32	117,095	122,756
	General Electric Capital Corp.	5.875%	1/14/38	37,905	36,068
	General Electric Capital Corp.	6.875%	1/10/39	52,685	56,762

	Insurance (7.0%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	11,005
	ACE INA Holdings Inc.	6.700%	5/15/36	30,000	34,587
	AEGON Funding Co. LLC	5.750%	12/15/20	1,535	1,472
	Aetna Inc.	6.750%	12/15/37	10,000	10,510
	Allstate Corp.	5.550%	5/9/35	14,075	13,909
	Allstate Corp.	5.950%	4/1/36	8,000	8,341
	AXA Financial Inc.	7.000%	4/1/28	34,910	33,897
3	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,400	9,615
	Hartford Financial Services Group Inc.	6.100%	10/1/41	29,900	23,809
3	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,130
3	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	30,734
3	Liberty Mutual Insurance Co.	8.500%	5/15/25	23,335	23,318
	Lincoln National Corp.	6.150%	4/7/36	13,900	12,659
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	17,006
3	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	13,880	17,034
	MetLife Inc.	6.500%	12/15/32	3,990	4,376
	MetLife Inc.	6.375%	6/15/34	16,010	17,212
	MetLife Inc.	5.700%	6/15/35	5,000	5,042
3	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	38,208
	Munich Re America Corp.	7.450%	12/15/26	8,500	9,055
3	Nationwide Mutual Insurance Co.	9.375%	8/15/39	18,000	18,640
3	New York Life Insurance Co.	5.875%	5/15/33	60,275	55,779
3	Pacific Life Insurance Co.	9.250%	6/15/39	23,775	26,425
	Principal Financial Group Inc.	6.050%	10/15/36	11,500	10,313
	Prudential Financial Inc.	5.750%	7/15/33	13,000	11,978
	Prudential Financial Inc.	5.400%	6/13/35	10,000	8,528

Travelers Property Casualty Corp.	7.750%	4/15/26	25,000	29,685
UnitedHealth Group Inc.	5.800%	3/15/36	17,000	15,551
UnitedHealth Group Inc.	6.625%	11/15/37	12,740	13,081
UnitedHealth Group Inc.	6.875%	2/15/38	16,672	17,704
WellPoint Inc.	5.850%	1/15/36	1,200	1,140
XL Capital Ltd.	6.375%	11/15/24	8,500	7,648

Real Estate Investment Trusts (0.4%)
Simon Property Group LP	10.350%	4/1/19	15,080	19,000
3 WEA Finance LLC / WT Finance Aust Pty Ltd.	6.750%	9/2/19	15,000	15,110
				2,244,750
Industrial (43.4%)
Basic Industry (0.9%)
EI Du Pont de Nemours & Co.	6.500%	1/15/28	22,100	24,169
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	15,024
Morton International Inc.	12.400%	6/1/20	10,000	11,947
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	5,000	5,073
PPG Industries Inc.	9.000%	5/1/21	9,750	12,354

Capital Goods (3.6%)
3M Co.	6.375%	2/15/28	35,000	40,545
3M Co.	5.700%	3/15/37	15,000	16,465
Boeing Co.	6.125%	2/15/33	2,955	3,221
Boeing Co.	6.625%	2/15/38	16,000	18,725
Boeing Co.	5.875%	2/15/40	3,065	3,282
Boeing Co.	7.875%	4/15/43	8,000	10,756
Caterpillar Inc.	6.625%	7/15/28	30,000	34,298
Deere & Co.	7.125%	3/3/31	15,000	18,721
Eaton Corp.	7.625%	4/1/24	15,000	17,900
3 Hutchison Whampoa International 03/33 Ltd.	7.450%	11/24/33	27,500	30,881
3 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	32,000	34,832
United Technologies Corp.	7.500%	9/15/29	15,000	18,770
United Technologies Corp.	6.125%	7/15/38	27,300	31,050

Communication (11.9%)
Alltel Corp.	7.875%	7/1/32	5,000	6,020
AT&T Inc.	6.300%	1/15/38	13,000	13,548
AT&T Inc.	6.550%	2/15/39	10,000	10,756
BellSouth Corp.	6.875%	10/15/31	40,000	43,274
BellSouth Corp.	6.000%	11/15/34	40,000	39,551
CBS Corp.	7.875%	7/30/30	40,000	39,739
Comcast Corp.	5.650%	6/15/35	30,500	28,589
Comcast Corp.	6.450%	3/15/37	4,500	4,624
3 COX Communications Inc.	6.450%	12/1/36	10,000	9,889
3 COX Communications Inc.	8.375%	3/1/39	6,310	7,623
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	38,798
France Telecom SA	8.500%	3/1/31	81,255	111,023
GTE Corp.	6.940%	4/15/28	20,000	20,854
Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	21,014
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	28,616
New Cingular Wireless Services Inc.	8.750%	3/1/31	50,000	65,771
News America Holdings Inc.	7.750%	12/1/45	290	329
News America Inc.	6.200%	12/15/34	11,750	11,547
News America Inc.	6.400%	12/15/35	28,000	28,041
Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	10,922
Telecom Italia Capital SA	7.721%	6/4/38	15,125	17,646
Telefonica Emisiones SAU	7.045%	6/20/36	44,985	52,819

Telefonica Europe BV	8.250%	9/15/30	16,100	20,864
Time Warner Cable Inc.	6.550%	5/1/37	40,000	41,632
Verizon Communications Inc.	5.850%	9/15/35	30,000	29,967
Verizon Communications Inc.	6.250%	4/1/37	20,000	20,922
Verizon Communications Inc.	6.400%	2/15/38	17,815	18,935
Verizon Communications Inc.	6.900%	4/15/38	6,285	7,082
Verizon Communications Inc.	8.950%	3/1/39	9,575	12,887
Verizon Communications Inc.	7.350%	4/1/39	15,000	17,857
Verizon Global Funding Corp.	7.750%	12/1/30	29,750	35,140
Verizon Maryland Inc.	5.125%	6/15/33	12,000	9,812
Verizon New Jersey Inc.	8.000%	6/1/22	25,000	29,796
Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	7,148
Vodafone Group PLC	6.150%	2/27/37	58,180	61,880

Consumer Cyclical (5.3%)
CVS Caremark Corp.	6.250%	6/1/27	24,000	24,809
Daimler Finance North America LLC	8.500%	1/18/31	9,780	12,094
Historic TW Inc.	6.625%	5/15/29	10,775	10,937
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	28,958
McDonald's Corp.	6.300%	10/15/37	900	1,029
McDonald's Corp.	6.300%	3/1/38	26,170	29,824
McDonald's Corp.	5.700%	2/1/39	9,500	10,064
Target Corp.	6.650%	8/1/28	15,000	16,108
Target Corp.	7.000%	7/15/31	20,000	22,439
Target Corp.	7.000%	1/15/38	37,980	44,338
Time Warner Inc.	7.625%	4/15/31	10,000	11,182
Time Warner Inc.	6.500%	11/15/36	10,000	10,182
Viacom Inc.	6.875%	4/30/36	10,000	10,552
Wal-Mart Stores Inc.	7.550%	2/15/30	40,000	51,406
Wal-Mart Stores Inc.	5.250%	9/1/35	2,000	2,001
Wal-Mart Stores Inc.	6.500%	8/15/37	35,000	40,684
Wal-Mart Stores Inc.	6.200%	4/15/38	45,900	52,023
Walt Disney Co.	7.000%	3/1/32	10,000	12,257
Walt Disney Co.	7.550%	7/15/93	19,300	22,037

Consumer Noncyclical (14.3%)
Abbott Laboratories	6.000%	4/1/39	33,870	37,393
Altria Group Inc.	9.950%	11/10/38	19,000	24,781
Altria Group Inc.	10.200%	2/6/39	5,000	6,652
Amgen Inc.	6.375%	6/1/37	30,000	34,085
Amgen Inc.	6.900%	6/1/38	5,000	6,071
Amgen Inc.	6.400%	2/1/39	26,430	30,172
Anheuser-Busch Cos. Inc.	6.750%	12/15/27	3,500	3,792
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	6,900	7,637
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	11,460	11,174
3 Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	14,995	18,829
Archer-Daniels-Midland Co.	6.750%	12/15/27	11,000	12,363
Archer-Daniels-Midland Co.	6.625%	5/1/29	10,000	11,338
AstraZeneca PLC	6.450%	9/15/37	70,000	80,769
3 BAT International Finance PLC	9.500%	11/15/18	5,000	6,431
Becton Dickinson and Co.	7.000%	8/1/27	8,300	9,901
Becton Dickinson and Co.	6.700%	8/1/28	5,066	5,811
Bestfoods	7.250%	12/15/26	30,000	34,017
Bestfoods	6.625%	4/15/28	30,000	34,495
Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	11,671
Bristol-Myers Squibb Co.	6.125%	5/1/38	10,000	11,257
3 Cargill Inc.	6.125%	4/19/34	1,880	1,875
3 Cargill Inc.	6.125%	9/15/36	23,000	22,929

Coca-Cola Enterprises Inc.	8.500%	2/1/22	11,930	15,985
Coca-Cola Enterprises Inc.	6.950%	11/15/26	10,000	11,939
Coca-Cola Enterprises Inc.	6.700%	10/15/36	4,350	5,241
Eli Lilly & Co.	5.500%	3/15/27	33,375	34,790
Eli Lilly & Co.	5.550%	3/15/37	3,500	3,658
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	22,105
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	25,000	28,440
Hershey Co.	7.200%	8/15/27	20,461	23,295
Johnson & Johnson	6.950%	9/1/29	22,457	27,415
Johnson & Johnson	5.950%	8/15/37	10,000	11,226
Johnson & Johnson	5.850%	7/15/38	17,000	18,915
Kellogg Co.	7.450%	4/1/31	18,800	23,801
Kraft Foods Inc.	6.500%	11/1/31	15,000	15,251
Medtronic Inc.	6.500%	3/15/39	6,200	7,221
Merck & Co. Inc./NJ	5.850%	6/30/39	26,610	28,962
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	20,542
Pfizer Inc.	7.200%	3/15/39	36,000	45,564
Pharmacia Corp.	6.750%	12/15/27	28,000	32,481
Philip Morris International Inc.	6.375%	5/16/38	41,540	46,822
2 Procter & Gamble - Esop	9.360%	1/1/21	12,859	16,323
Procter & Gamble Co.	6.450%	1/15/26	27,000	31,153
Procter & Gamble Co.	5.500%	2/1/34	25,000	26,174
Procter & Gamble Co.	5.550%	3/5/37	12,000	12,648
3 Roche Holdings Inc.	7.000%	3/1/39	47,905	58,727
Schering-Plough Corp.	6.750%	12/1/33	30,320	35,084
Sysco Corp.	6.500%	8/1/28	9,000	10,310
3 Tesco PLC	6.150%	11/15/37	19,930	21,359
Wyeth	5.950%	4/1/37	50,000	53,986

Energy (4.6%)
Anadarko Petroleum Corp.	7.950%	6/15/39	5,000	6,094
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	29,463
ConocoPhillips	7.000%	3/30/29	10,000	11,401
ConocoPhillips	5.900%	10/15/32	20,300	21,113
ConocoPhillips	6.500%	2/1/39	45,165	50,567
ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,069
Devon Financing Corp. ULC	7.875%	9/30/31	15,555	19,110
EnCana Corp.	6.500%	8/15/34	10,000	10,656
Halliburton Co.	8.750%	2/15/21	10,000	12,954
Halliburton Co.	6.700%	9/15/38	9,965	11,309
3 Halliburton Co.	7.600%	8/15/96	7,350	8,604
Mobil Corp.	8.625%	8/15/21	17,000	23,650
Nexen Inc.	7.500%	7/30/39	10,000	11,111
Shell International Finance BV	6.375%	12/15/38	50,005	57,622
Talisman Energy Inc.	7.750%	6/1/19	1,115	1,320
Texaco Capital Inc.	8.625%	11/15/31	13,000	18,168
Tosco Corp.	7.800%	1/1/27	15,000	18,254
Tosco Corp.	8.125%	2/15/30	20,000	24,978
XTO Energy Inc.	6.750%	8/1/37	12,195	13,444
XTO Energy Inc.	6.375%	6/15/38	5,000	5,263

Technology (2.4%)
Cisco Systems Inc.	5.900%	2/15/39	35,000	37,354
Electronic Data Systems LLC	7.450%	10/15/29	2,075	2,553
International Business Machines Corp.	7.000%	10/30/25	50,000	58,331
International Business Machines Corp.	8.000%	10/15/38	35,448	48,158
International Business Machines Corp.	7.000%	10/30/45	4,500	5,489
Oracle Corp.	6.500%	4/15/38	20,000	22,866

Oracle Corp.	6.125%	7/8/39	10,000	10,990

Transportation (0.4%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/27	25,000	28,020
United Parcel Service Inc.	6.200%	1/15/38	4,230	4,792
				3,375,415
Utilities (13.7%)
Electric (12.1%)
Alabama Power Co.	5.700%	2/15/33	12,800	13,501
Alabama Power Co.	6.000%	3/1/39	4,900	5,417
Appalachian Power Co.	6.700%	8/15/37	50,000	54,213
Arizona Public Service Co.	5.625%	5/15/33	9,000	8,170
Baltimore Gas & Electric Co.	6.350%	10/1/36	10,000	10,481
Carolina Power & Light Co.	5.700%	4/1/35	7,500	7,983
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	17,142
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	9,049
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	19,782
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	15,335
Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,435
Duke Energy Carolinas LLC	6.100%	6/1/37	50,000	55,081
Duke Energy Carolinas LLC	6.000%	1/15/38	935	1,054
Duke Energy Indiana Inc.	6.450%	4/1/39	10,000	11,724
3 E.ON International Finance BV	6.650%	4/30/38	20,000	23,011
3 Enel Finance International SA	6.800%	9/15/37	17,835	20,132
3 Enel Finance International SA	6.000%	10/7/39	18,200	18,461
FirstEnergy Corp.	7.375%	11/15/31	9,500	10,600
Florida Power & Light Co.	5.625%	4/1/34	16,275	17,137
Florida Power & Light Co.	5.400%	9/1/35	13,380	13,684
Florida Power & Light Co.	6.200%	6/1/36	2,895	3,269
Florida Power & Light Co.	5.960%	4/1/39	1,725	1,939
Florida Power Corp.	6.750%	2/1/28	22,375	24,913
Georgia Power Co.	5.950%	2/1/39	13,310	14,508
Midamerican Energy Holdings Co.	6.125%	4/1/36	24,000	25,589
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	50,000	59,850
Northern States Power Co./MN	7.125%	7/1/25	20,000	23,759
Northern States Power Co./MN	6.200%	7/1/37	40,000	44,952
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	13,642
Pacific Gas & Electric Co.	6.050%	3/1/34	11,700	12,827
Pacific Gas & Electric Co.	5.800%	3/1/37	5,377	5,692
Pacific Gas & Electric Co.	6.250%	3/1/39	23,650	26,827
Pacificorp	6.100%	8/1/36	15,000	16,617
Pacificorp	6.250%	10/15/37	3,700	4,158
Pacificorp	6.350%	7/15/38	20,000	22,954
Pacificorp	6.000%	1/15/39	34,100	37,419
Potomac Electric Power Co.	7.900%	12/15/38	2,800	3,652
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	11,112
PSEG Power LLC	8.625%	4/15/31	19,005	25,069
Public Service Electric & Gas Co.	5.800%	5/1/37	995	1,061
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	11,116
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	4,945
3 Rochester Gas & Electric Corp.	8.000%	12/15/33	5,000	6,020
San Diego Gas & Electric Co.	6.000%	6/1/26	25,000	27,093
San Diego Gas & Electric Co.	6.000%	6/1/39	2,470	2,771
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	41,331
Southern California Edison Co.	6.000%	1/15/34	12,575	14,066
Southern California Edison Co.	5.350%	7/15/35	1,045	1,061

Tampa Electric Co.	6.150%	5/15/37	35,000	37,236
Union Electric Co.	8.450%	3/15/39	9,000	12,124
Virginia Electric and Power Co.	6.000%	5/15/37	53,525	57,794
Wisconsin Electric Power Co.	5.700%	12/1/36	10,365	10,823

Natural Gas (1.6%)
KeySpan Corp.	5.875%	4/1/33	12,000	12,210
KeySpan Corp.	5.803%	4/1/35	10,000	10,086
Sempra Energy	6.000%	10/15/39	20,000	20,171
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	19,822
TransCanada Pipelines Ltd.	6.200%	10/15/37	5,000	5,371
TransCanada Pipelines Ltd.	7.625%	1/15/39	46,800	59,554

Other Utility (0.0%)
Veolia Environnement	6.750%	6/1/38	1,860	2,109
				1,068,904
Total Corporate Bonds (Cost $6,186,978)				6,689,069
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
3 EDF SA	6.950%	1/26/39	35,000	41,538
Hydro Quebec	9.400%	2/1/21	30,000	41,731
Italian Republic	6.875%	9/27/23	17,700	20,925
Province of British Columbia Canada	6.500%	1/15/26	13,800	16,354
Province of Quebec Canada	7.500%	9/15/29	24,500	32,015
Province of Saskatchewan Canada	8.500%	7/15/22	5,000	6,897
Total Sovereign Bonds (Cost $141,296)				159,460
Taxable Municipal Bonds (6.9%)
California GO	7.500%	4/1/34	23,995	24,871
California GO	7.550%	4/1/39	10,000	10,450
California Public Works Board Lease Rev.
(Build America Bonds)	8.361%	10/1/34	4,995	5,182
Commonwealth Financing Auth. Pennsylvania
Rev.	5.197%	6/1/26	25,000	23,830
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,740	1,888
Duke Univ. North Carolina Rev.	5.850%	4/1/37	38,850	41,343
Illinois GO	5.100%	6/1/33	121,265	109,234
Illinois State Tollway Highway Auth. Toll
Highway Rev.	6.184%	1/1/34	13,530	14,625
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	50,002	55,806
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	20,900	24,962
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	22,060	26,435
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.628%	3/15/39	15,560	15,714
North Texas Tollway Auth. Rev.	6.718%	1/1/49	17,110	18,664
Oregon Community College Dist.	5.440%	6/30/23	10,595	10,687
Oregon GO	4.759%	6/30/28	15,000	12,893
President and Fellows of Harvard College	6.300%	10/1/37	56,345	59,034
Princeton University	5.700%	3/1/39	13,300	14,236
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	10,035	10,713
Univ. of California Rev.	5.770%	5/15/43	7,940	8,242
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	12,800	12,860
Washington GO	5.481%	8/1/39	8,890	9,142
Wisconsin GO	5.700%	5/1/26	23,025	23,216
Total Taxable Municipal Bonds (Cost $536,359)				534,027

Tax-Exempt Municipal Bonds (0.2%)
Los Angeles CA USD GO (Cost $19,678)	5.755%	7/1/29	19,500	19,216
Temporary Cash Investment (0.5%)
Repurchase Agreement (0.5%)
J.P. Morgan Securities Inc.
(Dated 10/30/09, Repurchase Value
$35,600,000, collateralized by Federal
National Mortgage Assn. 0.000%, 9/1/34-
5/1/35) (Cost $35,600)	0.070%	11/2/09	35,600	35,600
Total Investments (98.9%) (Cost $7,173,700)				7,694,404
Other Assets and Liabilities-Net (1.1%)				83,501
Net Assets (100%)				7,777,905

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $647,761,000, representing 8.3% of net assets.
GO—General Obligation Bond.
USD—United School District.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash

Long-Term Investment-Grade Fund

settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps

			Up-Front	Periodic
			Premium	Premium	Unrealized
	Termination	Notional	Received	Receive	Appreciation
	Date	Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX-IG11-10yr/Baa1	12/20/2018	GSCM200,000	4,241	1.400	5,280
CDX-IG11-5yr/Baa1	12/20/2013	GSCM200,000	5,125	1.500	6,473

Credit Protection Purchased
XL Capital Ltd.	12/20/2013	GSCM 8,500	(1,318)	(5.000)	(2,507)
					9,246
1 GSCM—Goldman Sachs Capital Markets.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

At October 31, 2009, the cost of investment securities for tax purposes was $7,173,700,000. Net unrealized appreciation of investment securities for tax purposes was $520,704,000, consisting of unrealized gains of $610,624,000 on securities that had risen in value since their purchase and $89,920,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (95.5%)
Conventional Mortgage-Backed Securities (90.6%)
[1,2] Fannie Mae Pool		5.500%	11/1/39	400,000	420,876
[1,2] Fannie Mae Pool		6.000%	11/1/39–12/1/39	3,217,500	3,411,124
[1,2] Fannie Mae Pool		6.500%	11/1/39	300,000	321,843
1	Ginnie Mae I Pool	4.500%	11/15/33–6/15/39	1,089,172	1,106,504
1	Ginnie Mae I Pool	5.000%	12/15/33–4/15/39	3,716,842	3,881,303
1	Ginnie Mae I Pool	5.500%	1/15/24–5/15/39	8,360,795	8,858,574
1	Ginnie Mae I Pool	6.000%	11/15/28–10/15/39	4,194,404	4,479,624
1	Ginnie Mae I Pool	6.500%	3/15/28–5/15/39	4,380,201	4,673,779
1	Ginnie Mae I Pool	7.000%	7/15/28–12/15/36	260,755	285,987
1	Ginnie Mae I Pool	7.250%	1/15/27	155	171
1	Ginnie Mae I Pool	7.500%	3/15/17–9/15/30	95,392	104,266
1	Ginnie Mae I Pool	7.750%	2/15/27	182	200
1	Ginnie Mae I Pool	8.000%	8/15/17–3/15/30	43,069	46,897
1	Ginnie Mae I Pool	8.500%	10/15/22–12/15/22	9,661	10,512
1	Ginnie Mae I Pool	9.000%	7/15/16–5/15/21	7,262	7,870
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	50	54
1	Ginnie Mae I Pool	9.500%	12/15/13–7/15/22	3,955	4,317
1	Ginnie Mae I Pool	10.000%	2/15/14–8/15/19	162	177
1	Ginnie Mae I Pool	11.000%	7/15/10–2/15/18	7	8
1	Ginnie Mae I Pool	11.500%	1/15/13–8/15/13	33	36
1	Ginnie Mae I Pool	13.000%	1/15/11	2	2
1	Ginnie Mae I Pool	13.500%	5/15/10–12/15/14	5	6
1	Ginnie Mae I Pool	14.000%	6/15/11	4	4
1	Ginnie Mae I Pool	15.000%	5/15/12	1	1
1	Ginnie Mae II Pool	4.000%	8/20/38–6/20/39	267,372	266,068
1	Ginnie Mae II Pool	4.500%	8/20/38–1/20/39	4,522,063	4,589,192
1	Ginnie Mae II Pool	5.000%	12/20/32–8/20/38	486,794	507,914
1	Ginnie Mae II Pool	5.500%	1/20/34–4/20/37	69,573	73,843
1	Ginnie Mae II Pool	6.000%	4/20/28–5/20/38	27,007	28,957
1	Ginnie Mae II Pool	6.500%	2/20/38–2/20/39	97,263	103,528
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	1,998	2,168
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	515	566
1	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	160	171
1	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	683	734
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	268	290
1	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	47	49
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	17	19
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	37	39
1	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	17	18
1	Ginnie Mae II Pool	12.000%	6/20/14–1/20/16	42	48
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	27	28
1	Ginnie Mae II Pool	13.000%	9/20/13–1/20/15	20	22
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	11	12
					33,187,801
Nonconventional Mortgage-Backed Securities (4.9%)
1	Ginnie Mae II Pool	4.000%	10/20/39	91,269	93,840
[1,3] Government National Mortgage Assn.		0.445%	11/20/09	42,560	41,568
1	Government National Mortgage Assn.	5.000%	7/15/23–11/1/39	1,422,984	1,472,869

1 Government National Mortgage Assn.	5.500%	10/15/24–10/15/39	152,892	160,653
1 Government National Mortgage Assn.	6.500%	4/20/31	6,544	7,022
				1,775,952
Total U.S. Government and Agency Obligations (Cost $33,994,914)				34,963,753
Temporary Cash Investments (25.3%)
Repurchase Agreements
Banc of America Securities, LLC
(Dated 10/30/09, Repurchase Value
$716,605,000, collateralized by Federal
National Mortgage Assn. 5.500%, 6/1/38
and Government National Mortgage Assn.
5.000%-6.500%, 8/20/38-9/20/39)	0.080%	11/2/09	716,600	716,600
Barclays Capital Inc.
(Dated 10/30/09, Repurchase Value
$1,940,811,000, collateralized by U.S.
Treasury Bond 8.125%, 8/15/21 and U.S.
Treasury Note 0.875%-4.625%, 11/15/09-
8/15/18	0.070%	11/2/09	1,940,800	1,940,800
BNP Paribas Securities Corp.
(Dated 10/30/09, Repurchase Value
$2,455,616,000, collateralized Federal
Home Loan Mortgage Corp. 5.000%-
7.000%, 5/1/36-10/1/38 and Federal
National Mortgage Assn. 5.000%-6.500%,
11/1/35-12/1/48)	0.080%	11/2/09	2,455,600	2,455,600
Deutsche Bank Securities, Inc.
(Dated 10/30/09, Repurchase Value
$1,419,009,000, collateralized by Federal
Home Loan Mortgage Corp. 4.500%-
7.000%, 11/1/18-11/1/39 and Federal
National Mortgage Assn. 5.000%-7.000%,
8/1/36-7/1/39)	0.080%	11/2/09	1,419,000	1,419,000
Goldman, Sachs & Co.
(Dated 10/30/09, Repurchase Value
$2,077,712,000, collateralized by Federal
National Mortgage Assn. 5.000%-6.500%,
12/1/29-3/1/34 and Government National
Mortgage Assn. 5.000%, 10/20/39)	0.070%	11/2/09	2,077,700	2,077,700
J.P. Morgan Securities Inc.
(Dated 10/30/09, Repurchase Value
$666,504,000, collateralized by Federal
National Mortgage Assn. 5.000%-7.500%,
8/1/17-9/1/48)	0.070%	11/2/09	666,500	666,500
Total Temporary Cash Investments (Cost $9,276,200)				9,276,200
Total Investments (120.8%) (Cost $43,271,114)				44,239,953
Other Assets and Liabilities-Net (-20.8%)[4]				(7,603,247)
Net Assets (100%)				36,636,706

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Adjustable-rate security.
4 Cash of $24,353,000, has been segregated as initial margin for open futures contracts.

GNMA Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
10-Year United States Treasury Note/Bond	December 2009	10,191	1,208,748	2,870
30-Year United States Treasury Note/Bond	December 2009	1,878	225,654	1,301

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

GNMA Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	34,963,753	—
Temporary Cash Investments	—	9,276,200	—
Futures Contracts—Assets[1]	11,835	—	—
Total	11,835	44,239,953	—

1 Represents variation margin on the last day of the reporting period.

At October 31, 2009, the cost of investment securities for tax purposes was $43,271,114,000. Net unrealized appreciation of investment securities for tax purposes was $968,839,000, consisting of unrealized gains of $992,670,000 on securities that had risen in value since their purchase and $23,831,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (10.7%)
U.S. Government Securities (7.5%)
	United States Treasury Inflation Indexed
	Bonds	3.500%	1/15/11	350,000	453,024
	United States Treasury Inflation Indexed
	Bonds	2.375%	4/15/11	275,000	309,220
	United States Treasury Inflation Indexed
	Bonds	3.375%	1/15/12	150,000	195,120
*	United States Treasury Note/Bond	3.500%	2/15/10	31,800	32,103
	United States Treasury Note/Bond	3.625%	6/15/10	2,033	2,076
	United States Treasury Note/Bond	1.500%	10/31/10	40,550	40,987
	United States Treasury Note/Bond	1.250%	11/30/10	256,360	258,603
2	United States Treasury Note/Bond	0.875%	2/28/11	523,115	525,485
	United States Treasury Note/Bond	1.375%	2/15/12	234,500	236,149
	United States Treasury Note/Bond	1.375%	3/15/12	17,000	17,109
	United States Treasury Note/Bond	1.875%	6/15/12	100,000	101,688
	United States Treasury Note/Bond	2.750%	10/31/13	88,000	90,846
	United States Treasury Note/Bond	2.625%	6/30/14	95,809	97,635
					2,360,045
Agency Bonds and Notes (1.6%)
1	Bank of America Corp.	2.100%	4/30/12	106,000	107,816
1	Citigroup Funding Inc.	2.000%	3/30/12	40,000	40,530
1	Citigroup Inc.	2.125%	4/30/12	58,000	58,957
[3,4]	Federal Farm Credit Bank	0.206%	5/4/10	67,700	67,700
1	General Electric Capital Corp.	2.250%	3/12/12	60,000	61,181
1	General Electric Capital Corp.	2.000%	9/28/12	40,000	40,352
1	Morgan Stanley	3.250%	12/1/11	63,000	65,736
1	US Central Federal Credit Union	1.900%	10/19/12	22,000	22,140
1	Western Corporate Federal Credit Union	1.750%	11/2/12	23,500	23,481
					487,893
Conventional Mortgage-Backed Securities (0.8%)
[3,5] Fannie Mae Pool		7.000%	10/1/11–4/1/13	377	387
[3,5] Fannie Mae Pool		6.500%	12/1/11–9/1/16	12,395	13,351
[3,5] Fannie Mae Pool		7.500%	3/1/15	242	256
[3,5] Fannie Mae Pool		6.000%	12/1/16–5/1/17	14,640	15,770
[3,5] Fannie Mae Pool		5.500%	7/1/37–11/1/38	40,635	42,831
[3,5] Fannie Mae Pool		5.000%	2/1/38–4/1/39	40,686	42,239
[3,5] Freddie Mac Gold Pool		6.000%	3/1/17–4/1/17	9,853	10,608
[3,5] Freddie Mac Gold Pool		5.000%	12/1/37–11/1/39	127,321	132,128
					257,570
Nonconventional Mortgage-Backed Securities (0.8%)
[3,5] Fannie Mae Pool		2.798%	6/1/33	9,103	9,316
[3,5] Fannie Mae Pool		2.834%	5/1/33	7,974	8,167
[3,5] Fannie Mae Pool		3.050%	8/1/32	1,034	1,058
[3,5] Fannie Mae Pool		3.060%	7/1/32	848	865
[3,5] Fannie Mae Pool		3.215%	9/1/32	466	477
[3,5] Fannie Mae Pool		3.328%	9/1/32	501	516
[3,5] Fannie Mae Pool		3.410%	8/1/33	2,993	3,089
[3,5] Fannie Mae Pool		3.444%	9/1/33	9,476	9,803
[3,5] Fannie Mae Pool		3.483%	9/1/33	13,653	14,069

[3,5] Fannie Mae Pool	3.519%	8/1/33	843	881
[3,5] Fannie Mae Pool	3.541%	8/1/33	4,319	4,390
[3,5] Fannie Mae Pool	3.541%	8/1/33	2,803	2,880
[3,5] Fannie Mae Pool	3.545%	7/1/33	5,335	5,503
[3,5] Fannie Mae Pool	3.550%	8/1/33	7,618	7,849
[3,5] Fannie Mae Pool	3.559%	8/1/33	6,548	6,748
[3,5] Fannie Mae Pool	3.587%	7/1/33	9,614	9,920
[3,5] Fannie Mae Pool	3.591%	4/1/33	4,761	4,888
[3,5] Fannie Mae Pool	3.602%	7/1/33	15,662	16,168
[3,5] Fannie Mae Pool	3.785%	4/1/33	3,305	3,403
[3,5] Fannie Mae Pool	3.834%	6/1/33	15,386	15,872
[3,5] Fannie Mae Pool	3.883%	10/1/33	4,397	4,578
[3,5] Fannie Mae Pool	4.041%	5/1/33	10,729	11,108
[3,5] Fannie Mae Pool	4.046%	5/1/33	5,049	5,247
[3,5] Fannie Mae Pool	4.061%	5/1/33	2,123	2,176
[3,5] Fannie Mae Pool	4.157%	12/1/32	1,162	1,179
[3,5] Fannie Mae Pool	5.473%	8/1/37	5,707	5,997
[3,5] Fannie Mae Pool	5.565%	2/1/37	6,796	7,156
[3,5] Freddie Mac Non Gold Pool	3.227%	8/1/32	1,157	1,172
[3,5] Freddie Mac Non Gold Pool	3.244%	8/1/32	2,005	2,012
[3,5] Freddie Mac Non Gold Pool	3.254%	9/1/32	1,455	1,507
[3,5] Freddie Mac Non Gold Pool	3.390%	9/1/32	1,073	1,113
[3,5] Freddie Mac Non Gold Pool	3.393%	9/1/32	1,750	1,814
[3,5] Freddie Mac Non Gold Pool	3.511%	7/1/32	773	802
[3,5] Freddie Mac Non Gold Pool	3.518%	8/1/32	1,173	1,216
[3,5] Freddie Mac Non Gold Pool	3.556%	8/1/33	4,208	4,359
[3,5] Freddie Mac Non Gold Pool	3.680%	7/1/33	15,573	16,086
[3,5] Freddie Mac Non Gold Pool	3.690%	8/1/33	2,630	2,741
[3,5] Freddie Mac Non Gold Pool	3.702%	8/1/33	2,382	2,452
[3,5] Freddie Mac Non Gold Pool	3.948%	6/1/33	5,211	5,359
[3,5] Freddie Mac Non Gold Pool	3.966%	6/1/33	4,672	4,828
[3,5] Freddie Mac Non Gold Pool	4.156%	5/1/33	2,949	3,015
[3,5] Freddie Mac Non Gold Pool	4.194%	5/1/33	3,947	4,048
[3,5] Freddie Mac Non Gold Pool	4.461%	2/1/33	1,218	1,267
[3,5] Freddie Mac Non Gold Pool	4.748%	10/1/32	1,239	1,295
[3,5] Freddie Mac Non Gold Pool	4.978%	1/1/33	1,389	1,448
[3,5] Freddie Mac Non Gold Pool	5.855%	8/1/37	31,110	32,852
252,689
Total U.S. Government and Agency Obligations (Cost $3,322,984)	3,358,197
Asset-Backed/Commercial Mortgage-Backed Securities (23.1%)
5	Ally Auto Receivables Trust	2.330%	6/17/13	28,775	28,985
5	Ally Auto Receivables Trust	3.000%	10/15/15	11,525	11,598
[4,5] American Express Credit Account Master
Trust	0.285%	2/15/13	28,421	28,370
4,5,American Express Credit Account Master
6 Trust	0.575%	6/17/13	2,700	2,634
4,5,American Express Credit Account Master
6 Trust	0.535%	8/15/13	6,830	6,494
[4,5] American Express Credit Account Master
Trust	0.275%	12/15/13	22,500	22,340
4,5,American Express Credit Account Master
6 Trust	0.525%	12/15/13	3,400	3,262
4,5,American Express Credit Account Master
6 Trust	0.525%	3/17/14	3,400	3,255
[4,5] American Express Credit Account Master
Trust	1.495%	3/15/17	78,750	80,664
[4,5] AmeriCredit Automobile Receivables Trust	5.244%	1/6/15	61,196	64,778

[4,5] AmeriCredit Automobile Receivables Trust		5.244%	4/6/15	55,124	58,829
5	Americredit Prime Automobile Receivable	1.000%	1/15/14	4,300	4,299
5	Americredit Prime Automobile Receivable	1.000%	12/15/14	3,340	3,339
6	BA Covered Bond Issuer	5.500%	6/14/12	36,600	38,627
[4,5] BA Credit Card Trust		0.825%	4/15/13	58,800	58,734
[4,5] BA Credit Card Trust		0.265%	6/17/13	44,920	44,556
[4,5] BA Credit Card Trust		0.275%	11/15/13	8,025	7,933
[4,5] BA Credit Card Trust		1.445%	12/16/13	168,200	169,520
[4,5] BA Credit Card Trust		0.245%	4/15/14	25,850	25,436
[4,5] BA Credit Card Trust		0.945%	12/15/14	106,000	105,613
5	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	14,475	14,621
5	Banc of America Funding Corp.	5.547%	9/20/46	58,009	36,406
5	Banc of America Mortgage Securities Inc.	3.666%	9/25/32	122	116
5	Banc of America Mortgage Securities Inc.	5.469%	2/25/33	514	473
5	Banc of America Mortgage Securities Inc.	3.914%	5/25/33	1,723	1,582
5	Banc of America Mortgage Securities Inc.	4.172%	7/25/33	3,621	3,334
5	Banc of America Mortgage Securities Inc.	5.443%	2/25/34	3,536	3,227
[5,6] Bank of America Auto Trust		2.130%	9/15/13	28,825	29,193
[5,6] Bank of America Auto Trust		3.030%	10/15/16	34,161	34,755
[4,5] Bank One Issuance Trust		0.365%	5/15/14	15,796	15,715
5	Bear Stearns Adjustable Rate Mortgage Trust	5.713%	10/25/36	65,543	42,042
5	Bear Stearns Adjustable Rate Mortgage Trust	5.434%	5/25/47	53,911	37,532
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.719%	6/11/40	6,500	5,992
5	Bear Stearns Commercial Mortgage
	Securities	5.540%	9/11/41	9,540	9,523
5	Bear Stearns Commercial Mortgage
	Securities	5.478%	10/12/41	46,800	47,712
5	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	8,956	8,895
5	Bear Stearns Commercial Mortgage
	Securities	4.871%	9/11/42	6,557	6,324
5	Bear Stearns Commercial Mortgage
	Securities	5.330%	1/12/45	11,250	11,479
5	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	45,000	45,445
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	40,000	40,175
4,5,
6 BMW Floorplan Master Owner Trust		1.394%	9/15/14	27,325	27,379
5	BMW Vehicle Lease Trust	2.910%	3/15/12	110,500	112,794
5	BMW Vehicle Lease Trust	3.660%	8/15/13	20,150	20,755
[5,6] Cabela's Master Credit Card Trust		4.310%	12/16/13	59,750	60,807
5	Capital Auto Receivables Asset Trust	5.000%	12/15/11	15,760	16,146
5	Capital One Auto Finance Trust	5.250%	8/15/11	2,177	2,183
[4,5] Capital One Multi-Asset Execution Trust		0.535%	4/15/13	3,025	2,984
[4,5] Capital One Multi-Asset Execution Trust		0.535%	7/15/13	27,400	27,340
5	Capital One Multi-Asset Execution Trust	6.000%	8/15/13	5,700	5,698
5	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	4,300	4,537
[4,5] Capital One Multi-Asset Execution Trust		0.275%	3/17/14	129,375	128,259
[4,5] Capital One Multi-Asset Execution Trust		0.535%	3/17/14	3,380	3,216
5	Capital One Multi-Asset Execution Trust	3.200%	4/15/14	159,000	163,204
[4,5] Capital One Multi-Asset Execution Trust		0.375%	8/15/14	5,000	4,950
[4,5] Capital One Multi-Asset Execution Trust		0.545%	11/15/14	10,200	9,166
[4,5] Capital One Multi-Asset Execution Trust		0.325%	9/15/15	13,205	12,982
[4,5] Capital One Multi-Asset Execution Trust		0.305%	1/15/16	20,750	20,347
5	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	46,500	50,210
[4,5] Capital One Multi-Asset Execution Trust		0.275%	4/15/16	16,995	16,503

[4,5] Capital One Multi-Asset Execution Trust		0.455%	12/15/16	2,675	2,599
[4,5] Capital One Multi-Asset Execution Trust		0.335%	6/17/19	11,460	10,678
[4,5] Capital One Multi-Asset Execution Trust		0.325%	12/16/19	133,380	123,549
[4,5] Chase Issuance Trust		0.265%	11/15/13	6,625	6,579
[4,5] Chase Issuance Trust		0.599%	6/16/14	46,250	46,079
[4,5] Chase Issuance Trust		0.285%	7/15/14	23,000	22,750
[4,5] Chase Issuance Trust		0.315%	12/15/14	11,910	11,780
[4,5] Chase Issuance Trust		0.315%	12/15/14	11,100	10,999
5	Chase Issuance Trust	4.650%	3/15/15	164,000	176,238
5	Chase Issuance Trust	5.400%	7/15/15	80,000	88,059
[4,5] Chase Issuance Trust		0.365%	9/15/15	3,900	3,854
[4,5] Chase Issuance Trust		1.799%	9/15/15	65,750	68,185
5	Citibank Credit Card Issuance Trust	5.450%	5/10/13	31,585	33,529
[4,5] Citibank Credit Card Issuance Trust		0.895%	7/15/13	22,075	21,170
[4,5] Citibank Credit Card Issuance Trust		0.655%	7/15/14	36,250	32,249
[4,5] Citibank Credit Card Issuance Trust		0.595%	8/20/14	29,300	29,064
[4,5] Citibank Credit Card Issuance Trust		0.315%	10/20/14	48,950	48,126
[4,5] Citibank Credit Card Issuance Trust		0.864%	11/7/14	8,970	8,614
[4,5] Citibank Credit Card Issuance Trust		0.495%	12/17/14	87,300	86,325
5	Citibank Credit Card Issuance Trust	4.850%	4/22/15	216,700	233,137
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	83,000	90,707
[4,5] Citibank Credit Card Issuance Trust		1.445%	5/22/17	22,500	22,947
[4,5] Citibank Credit Card Issuance Trust		0.359%	12/17/18	16,300	15,264
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	26,664
[4,5] Citibank Credit Card Issuance Trust		1.620%	5/20/20	61,200	63,172
4,5,
6 Citibank Omni Master Trust		2.345%	5/16/16	89,500	91,008
[5,6] Citibank Omni Master Trust		5.350%	8/15/18	52,325	54,284
[5,6] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	59,700	59,476
[5,6] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	16,125	15,996
5	Citigroup Commercial Mortgage Trust	5.699%	12/10/49	41,000	41,488
5	Citigroup Mortgage Loan Trust Inc.	5.894%	7/25/37	34,415	25,812
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.655%	11/15/44	14,270	14,382
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	60,025	60,518
5	CNH Equipment Trust	4.120%	5/15/12	17,410	17,643
5	CNH Equipment Trust	5.280%	11/15/12	13,000	13,741
5	CNH Equipment Trust	2.970%	3/15/13	35,800	36,448
5	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	19,000	19,255
5	Countrywide Home Loan Mortgage Pass
	Through Trust	4.100%	5/25/33	3,809	3,125
5	Countrywide Home Loan Mortgage Pass
	Through Trust	4.034%	11/19/33	5,367	5,087
5	Countrywide Home Loan Mortgage Pass
	Through Trust	5.305%	3/20/36	27,608	16,441
5	Countrywide Home Loan Mortgage Pass
	Through Trust	5.342%	2/25/47	35,652	18,271
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	45,700	45,118
5	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	15,800	13,995
5	Credit Suisse Mortgage Capital Certificates	5.512%	2/15/39	20,800	20,889
5	Credit Suisse Mortgage Capital Certificates	5.722%	6/15/39	36,575	36,978
5	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	29,100	29,212
5	Daimler Chrysler Auto Trust	4.980%	2/8/11	3,529	3,548
5	Daimler Chrysler Auto Trust	3.700%	6/8/12	30,991	31,429
5	Daimler Chrysler Auto Trust	4.710%	9/10/12	19,100	19,677

5	Discover Card Master Trust	5.100%	10/15/13	23,925	25,089
[4,5] Discover Card Master Trust		1.545%	12/15/14	146,105	147,123
[4,5] Discover Card Master Trust		1.545%	2/17/15	77,375	77,737
[4,5] Discover Card Master Trust		0.639%	6/15/15	58,450	57,020
5	Discover Card Master Trust	5.650%	12/15/15	79,100	86,555
5	Discover Card Master Trust	5.650%	3/16/20	25,720	28,320
[4,5] Discover Card Master Trust I		0.620%	10/16/13	25,400	25,096
[4,5] Discover Card Master Trust I		0.295%	10/16/14	5,965	5,822
[4,5] Discover Card Master Trust I		0.335%	6/16/15	7,900	7,646
[4,5] Discover Card Master Trust I		0.325%	1/19/16	64,488	61,899
[4,5] Discover Card Master Trust I		0.325%	9/15/16	14,000	13,310
5	Fifth Third Auto Trust	4.070%	1/17/12	67,600	68,621
5	First Horizon Asset Securities Inc.	5.640%	11/25/36	23,232	18,820
[4,5] First Horizon Asset Securities Inc.		5.481%	1/25/37	56,384	41,767
[5,6] Ford Credit Auto Lease Trust		3.710%	1/15/14	35,700	36,664
5	Ford Credit Auto Owner Trust	5.160%	11/15/10	1,722	1,724
5	Ford Credit Auto Owner Trust	5.250%	9/15/11	37,246	37,997
5	Ford Credit Auto Owner Trust	5.150%	11/15/11	20,188	20,523
5	Ford Credit Auto Owner Trust	3.960%	4/15/12	14,610	14,874
5	Ford Credit Auto Owner Trust	4.280%	5/15/12	91,500	93,726
5	Ford Credit Auto Owner Trust	4.950%	3/15/13	5,550	5,852
[4,5] Ford Credit Auto Owner Trust		1.995%	4/15/13	36,100	36,639
5	Ford Credit Auto Owner Trust	2.790%	8/15/13	104,500	106,625
5	Ford Credit Auto Owner Trust	2.170%	10/15/13	33,550	33,895
5	Ford Credit Auto Owner Trust	4.500%	7/15/14	25,200	26,562
5	Ford Credit Auto Owner Trust	2.980%	8/15/14	12,925	13,006
[4,5] Ford Credit Floorplan Master Owner Trust		1.794%	9/15/14	62,700	62,708
5	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	3,960	3,840
5	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	19,646	19,628
[4,5] GE Capital Credit Card Master Note Trust		0.285%	3/15/13	17,600	17,558
5	GMAC Mortgage Corp. Loan Trust	5.312%	11/19/35	10,414	9,270
4,5,
6 Golden Credit Card Trust		1.245%	7/15/17	91,100	85,781
[4,5] Granite Master Issuer PLC		0.285%	12/17/54	6,320	5,498
[4,5] Granite Master Issuer PLC		0.315%	12/20/54	18,816	16,494
5	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	16,700	15,710
5	Harley-Davidson Motorcycle Trust	5.240%	1/15/12	650	653
5	Harley-Davidson Motorcycle Trust	5.220%	3/15/12	4,496	4,539
5	Harley-Davidson Motorcycle Trust	5.100%	5/15/12	10,820	10,954
[5,6] Harley-Davidson Motorcycle Trust		5.040%	10/15/12	12,166	12,345
5	Harley-Davidson Motorcycle Trust	3.190%	11/15/13	21,620	22,156
5	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	65,300	66,425
5	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	8,780	8,938
5	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	8,000	8,066
[5,6] Hertz Vehicle Financing LLC		5.290%	3/25/16	54,400	54,494
5	Hyundai Auto Receivables Trust	3.150%	3/15/16	26,200	26,373
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	20,175	20,179
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	18,700	18,095
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.803%	6/15/49	50,700	50,903
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	2/12/51	24,053	24,403
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	44,610	45,161
[5,6] JPMorgan Auto Receivables Trust		5.220%	9/15/12	52,000	53,986

4,5,
6 Kildare Securities Ltd.		0.362%	12/10/43	39,407	36,652
5	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	37,500	37,866
5	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	23,300	23,500
5	Master Adjustable Rate Mortgages Trust	3.042%	4/25/34	7,261	5,841
5	Merrill Lynch Mortgage Investors Inc.	2.228%	2/25/33	4,880	3,660
5	Merrill Lynch Mortgage Investors Inc.	3.566%	7/25/33	2,357	2,154
5	Merrill Lynch Mortgage Trust	4.556%	6/12/43	16,397	16,502
5	Merrill Lynch Mortgage Trust	5.724%	6/12/50	38,100	38,390
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,700	3,767
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	23,500	23,282
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	10,300	10,318
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	19,865	19,730
5	Morgan Stanley Capital I	5.649%	6/11/42	81,050	81,882
5	Morgan Stanley Capital I	4.989%	8/13/42	5,400	5,318
5	Morgan Stanley Capital I	5.770%	10/15/42	25,900	25,353
5	Morgan Stanley Capital I	5.374%	3/12/44	25,330	25,589
5	Morgan Stanley Capital I	5.623%	12/12/49	16,800	16,932
5	Morgan Stanley Capital I	5.090%	10/12/52	19,825	20,009
5	Morgan Stanley Mortgage Loan Trust	5.362%	6/25/36	33,110	28,172
[4,5] MSDWCC Heloc Trust		0.784%	11/25/15	1,963	1,223
[4,5] National City Credit Card Master Trust		0.295%	8/15/12	57,400	56,999
[4,5] National City Credit Card Master Trust		0.295%	3/17/14	24,825	23,714
4,5,
6 Navistar Financial Dealer Note Master Trust		0.295%	10/26/15	23,900	23,900
5	Nissan Auto Lease Trust	2.920%	12/15/11	64,290	65,601
5	Nissan Auto Lease Trust	3.510%	11/17/14	9,200	9,449
5	Nissan Auto Lease Trust	2.070%	1/15/15	52,625	52,819
5	Nissan Auto Lease Trust	2.650%	1/15/15	13,750	13,864
5	Nissan Auto Receivables Owner Trust	5.930%	7/16/12	34,250	36,161
5	Nissan Auto Receivables Owner Trust	3.200%	2/15/13	11,050	11,386
5	Nissan Auto Receivables Owner Trust	5.000%	9/15/14	70,400	74,533
5	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	18,292	19,632
4,5,Nordstrom Private Label Credit Card Master
6 Note Trust		0.305%	5/15/15	113,210	106,049
[4,5] Permanent Master Issuer PLC		0.334%	1/15/16	32,800	32,673
5	Residential Funding Mortgage Securities I	5.839%	8/25/36	46,674	33,449
5	Residential Funding Mortgage Securities I	5.940%	9/25/36	20,629	15,117
5	Salomon Brothers Mortgage Securities VII Inc.	3.689%	9/25/33	11,312	10,071
5	Sequoia Mortgage Trust	5.624%	9/20/46	56,550	36,583
[4,5] Swift Master Auto Receivables Trust		0.345%	6/15/12	12,100	11,975
[4,5] Swift Master Auto Receivables Trust		0.895%	10/15/12	21,395	21,167
5	USAA Auto Owner Trust	3.020%	6/17/13	79,000	81,002
5	USAA Auto Owner Trust	4.500%	10/15/13	28,020	29,544
5	USAA Auto Owner Trust	4.710%	2/18/14	68,375	72,426
5	Volkswagen Auto Lease Trust	3.410%	4/16/12	55,380	56,945
5	Volkswagen Auto Loan Enhanced Trust	5.470%	3/20/13	92,350	98,693
[4,5] Wachovia Asset Securitization Inc.		0.504%	6/25/33	1,405	862
5	Wachovia Auto Owner Trust	5.390%	9/20/11	10,061	10,193
5	Wachovia Bank Commercial Mortgage Trust	4.847%	10/15/41	21,500	21,110
[4,5] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	2,500	2,490
5	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	29,100	28,558
5	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	16,490	16,637
5	WaMu Mortgage Pass Through Certificates	4.478%	1/25/33	500	460
5	WaMu Mortgage Pass Through Certificates	2.849%	8/25/33	4,214	3,813

5	WaMu Mortgage Pass Through Certificates	2.832%	9/25/33	5,667	4,955
5	Wells Fargo Home Equity Trust	3.970%	5/25/34	6,488	6,322
5	Wells Fargo Mortgage Backed Securities
	Trust	5.617%	10/25/36	52,359	39,807
5	World Omni Auto Receivables Trust	3.940%	10/15/12	15,880	16,220
5	World Omni Auto Receivables Trust	5.130%	4/15/13	21,500	22,409
5	World Omni Auto Receivables Trust	3.330%	5/15/13	27,620	28,379
5	World Omni Auto Receivables Trust	5.120%	5/15/14	16,410	17,706
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,221,054)					7,226,287
Corporate Bonds (55.7%)
Finance (27.9%)
	Banking (18.6%)
6	ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	4,973
	American Express Bank FSB	5.550%	10/17/12	13,900	14,871
	American Express Bank FSB	5.500%	4/16/13	39,300	41,626
4	American Express Centurion Bank	0.405%	11/16/09	9,500	9,500
	American Express Centurion Bank	5.200%	11/26/10	29,300	30,478
	American Express Co.	5.250%	9/12/11	8,300	8,738
	American Express Co.	4.875%	7/15/13	4,880	5,042
	American Express Co.	7.250%	5/20/14	48,320	54,828
4	American Express Credit Corp.	0.396%	10/4/10	19,600	19,410
	American Express Credit Corp.	5.875%	5/2/13	9,360	10,044
	American Express Credit Corp.	7.300%	8/20/13	47,545	53,405
6	ANZ National International Ltd./New Zealand	6.200%	7/19/13	18,175	19,802
	Astoria Financial Corp.	5.750%	10/15/12	12,000	10,964
	BAC Capital Trust XIV	5.630%	12/31/49	44,443	30,555
[5,6] Banco Mercantil del Norte SA		6.135%	10/13/16	19,550	19,010
[4,6] Banco Santander Chile		0.659%	12/9/09	18,900	18,866
4	Bank of America Corp.	0.583%	8/2/10	20,000	19,971
	Bank of America Corp.	5.375%	8/15/11	59,361	62,765
	Bank of America Corp.	5.375%	9/11/12	40,870	43,414
	Bank of America Corp.	4.875%	1/15/13	20,722	21,507
	Bank of America Corp.	8.000%	12/29/49	19,500	17,453
	Bank of New York Mellon Corp.	7.300%	12/1/09	4,900	4,920
	Bank of New York Mellon Corp.	4.950%	1/14/11	14,700	15,313
	Bank of New York Mellon Corp.	5.125%	11/1/11	3,450	3,700
	Bank of New York Mellon Corp.	6.375%	4/1/12	3,705	4,055
	Bank of New York Mellon Corp.	4.950%	11/1/12	14,645	15,846
	Bank of New York Mellon Corp.	4.500%	4/1/13	20,700	21,983
	Bank of New York Mellon Corp.	5.125%	8/27/13	8,466	9,157
	Bank of New York Mellon Corp.	4.950%	3/15/15	32,675	35,088
[4,6] Bank of Scotland PLC		0.374%	12/8/10	89,800	87,660
	Bank of Tokyo-Mitsubishi UFJ Ltd./New York
	NY	7.400%	6/15/11	9,825	10,659
	Bank One Corp.	5.250%	1/30/13	16,815	17,820
	Barclays Bank PLC	7.400%	12/15/09	6,788	6,811
	Barclays Bank PLC	5.450%	9/12/12	40,490	43,810
	Barclays Bank PLC	5.200%	7/10/14	83,225	88,617
6	Barclays Bank PLC	7.375%	12/15/49	4,420	4,038
	BB&T Corp.	3.100%	7/28/11	4,875	4,980
	BB&T Corp.	6.500%	8/1/11	30,375	32,391
	BB&T Corp.	3.850%	7/27/12	90,000	93,118
	BB&T Corp.	3.375%	9/25/13	23,450	23,744
	BB&T Corp.	5.700%	4/30/14	39,725	42,847
	Bear Stearns Cos. LLC	4.500%	10/28/10	24,158	25,048
4	Bear Stearns Cos. LLC	0.511%	1/31/11	25,020	25,004
	Bear Stearns Cos. LLC	5.350%	2/1/12	9,400	10,023

	Bear Stearns Cos. LLC	6.950%	8/10/12	136,140	152,279
	Bear Stearns Cos. LLC	5.700%	11/15/14	9,700	10,615
6	BNP Paribas	4.800%	6/24/15	13,800	14,268
[4,6] BTMU Curacao Holdings NV		0.606%	12/19/16	36,725	35,543
	Capital One Bank USA NA	5.750%	9/15/10	3,732	3,867
	Capital One Bank USA NA	6.500%	6/13/13	4,875	5,145
	Capital One Financial Corp.	4.800%	2/21/12	29,250	30,260
	Capital One Financial Corp.	7.375%	5/23/14	51,872	58,906
6	CBA Capital Trust II	6.024%	3/15/49	21,125	17,217
6	CBG Florida REIT Corp.	7.114%	2/15/49	25,100	126
	Charter One Bank NA	5.500%	4/26/11	16,400	17,228
	Citigroup Inc.	5.125%	2/14/11	31,225	32,310
	Citigroup Inc.	5.100%	9/29/11	8,000	8,334
	Citigroup Inc.	5.625%	8/27/12	36,075	37,252
	Citigroup Inc.	5.300%	10/17/12	84,202	88,375
	Citigroup Inc.	5.500%	4/11/13	89,358	93,451
	Citigroup Inc.	6.500%	8/19/13	95,365	102,281
	Citigroup Inc.	6.375%	8/12/14	8,425	8,955
6	Commonwealth Bank of Australia	2.750%	10/15/12	109,000	110,055
6	Commonwealth Bank of Australia	5.000%	11/6/12	19,600	20,557
	Countrywide Financial Corp.	5.800%	6/7/12	6,800	7,200
	Countrywide Home Loans Inc.	4.000%	3/22/11	50,453	51,399
6	Credit Agricole SA	6.637%	5/31/49	7,600	6,080
[4,6] Credit Agricole SA/London		0.422%	5/28/10	93,750	92,988
4	Credit Suisse USA Inc.	0.640%	8/15/10	41,500	41,548
	Credit Suisse USA Inc.	5.250%	3/2/11	15,600	16,477
	Credit Suisse USA Inc.	5.500%	8/16/11	27,600	29,532
	Credit Suisse USA Inc.	6.125%	11/15/11	39,441	42,888
	Credit Suisse USA Inc.	6.500%	1/15/12	11,732	12,907
	Credit Suisse USA Inc.	5.125%	1/15/14	5,400	5,750
	Credit Suisse/New York NY	3.450%	7/2/12	103,000	106,559
	Credit Suisse/New York NY	5.000%	5/15/13	55,350	59,113
	Credit Suisse/New York NY	5.500%	5/1/14	65,985	71,769
[4,6] DBS Bank Ltd./Singapore		0.660%	5/16/17	52,310	49,368
	Deutsche Bank AG/London	5.375%	10/12/12	73,960	80,348
	Deutsche Bank AG/London	4.875%	5/20/13	36,066	38,511
	Fifth Third Bancorp	6.250%	5/1/13	76,052	78,676
4	First Tennessee Bank NA	0.433%	12/17/09	23,500	23,504
	FleetBoston Financial Corp.	7.375%	12/1/09	5,000	5,023
	Goldman Sachs Capital II	5.793%	12/29/49	19,430	14,665
4	Goldman Sachs Group Inc.	0.369%	12/23/09	49,750	49,759
4	Goldman Sachs Group Inc.	0.583%	6/28/10	45,030	45,075
	Goldman Sachs Group Inc.	6.600%	1/15/12	4,650	5,079
	Goldman Sachs Group Inc.	5.700%	9/1/12	4,650	5,046
	Goldman Sachs Group Inc.	5.450%	11/1/12	43,700	47,122
	Goldman Sachs Group Inc.	5.250%	4/1/13	3,000	3,204
	Goldman Sachs Group Inc.	4.750%	7/15/13	4,500	4,728
	Goldman Sachs Group Inc.	5.250%	10/15/13	12,450	13,303
	Goldman Sachs Group Inc.	5.625%	1/15/17	5,870	6,030
	Goldman Sachs Group Inc.	6.150%	4/1/18	20,000	21,412
	HSBC Bank PLC	6.950%	3/15/11	17,812	18,454
4	HSBC Bank USA NA/New York NY	0.430%	12/14/09	38,500	38,502
6	ICICI Bank Ltd.	5.750%	1/12/12	9,125	9,296
	JPMorgan Chase & Co.	4.600%	1/17/11	9,350	9,708
	JPMorgan Chase & Co.	6.750%	2/1/11	65,035	69,029
	JPMorgan Chase & Co.	4.850%	6/16/11	30,000	31,571
	JPMorgan Chase & Co.	6.625%	3/15/12	40,601	44,591
	JPMorgan Chase & Co.	5.375%	10/1/12	36,912	40,296

	JPMorgan Chase & Co.	4.750%	5/1/13	28,525	30,238
	JPMorgan Chase & Co.	4.891%	9/1/15	25,200	24,375
	JPMorgan Chase & Co.	7.900%	12/29/49	18,000	18,000
	Keycorp	6.500%	5/14/13	11,000	11,445
6	Lloyds Banking Group PLC	6.267%	11/14/49	23,575	14,858
	M&I Marshall & Ilsley Bank	5.150%	2/22/12	21,500	20,350
[4,6] Manufacturers & Traders Trust Co.		1.790%	4/1/13	18,050	15,908
	Mellon Capital IV	6.244%	6/29/49	32,825	25,521
4	Merrill Lynch & Co. Inc.	0.692%	2/5/10	56,575	56,581
	Merrill Lynch & Co. Inc.	4.790%	8/4/10	26,315	26,976
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	16,625	17,587
4	Merrill Lynch & Co. Inc.	0.544%	6/5/12	25,000	24,026
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	11,208	12,079
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	10,975	11,459
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	28,300	30,343
4	Morgan Stanley	0.564%	1/15/10	57,000	57,019
	Morgan Stanley	5.050%	1/21/11	6,569	6,831
	Morgan Stanley	6.750%	4/15/11	62,730	66,934
	Morgan Stanley	5.625%	1/9/12	34,140	36,422
	Morgan Stanley	6.600%	4/1/12	24,408	26,633
	Morgan Stanley	5.250%	11/2/12	19,610	20,918
	Morgan Stanley	5.300%	3/1/13	78,025	82,249
	Morgan Stanley	6.000%	5/13/14	34,160	36,830
	Morgan Stanley	6.625%	4/1/18	18,835	20,382
	National Australia Bank Ltd.	8.600%	5/19/10	18,760	19,563
	National City Bank of Kentucky	6.300%	2/15/11	8,700	9,096
	National City Bank of Pennsylvania	7.250%	10/21/11	6,228	6,685
	National City Bank/Cleveland OH	4.250%	1/29/10	13,950	14,069
	National City Bank/Cleveland OH	6.250%	3/15/11	2,000	2,093
	National City Bank/Cleveland OH	6.200%	12/15/11	16,300	17,497
	National City Bank/Cleveland OH	4.625%	5/1/13	4,345	4,425
	North Fork Bancorporation Inc.	5.875%	8/15/12	8,070	8,419
	Northern Trust Corp.	5.500%	8/15/13	10,225	11,235
	PNC Funding Corp.	5.125%	12/14/10	28,155	29,205
	PNC Funding Corp.	5.400%	6/10/14	6,820	7,387
6	Rabobank Nederland NV	2.650%	8/17/12	41,475	41,957
6	Rabobank Nederland NV	4.200%	5/13/14	55,985	58,278
	Regions Financial Corp./Old	7.000%	3/1/11	9,385	9,334
	Royal Bank of Canada/New York NY	2.250%	3/15/13	292,800	293,020
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	24,400	24,443
6	Royal Bank of Scotland PLC	4.875%	8/25/14	113,117	114,926
	Santander Financial Issuances Ltd.	6.375%	2/15/11	17,675	18,618
[4,6] Santander US Debt SA Unipersonal		0.374%	11/20/09	88,100	87,967
[4,6] Santander US Debt SA Unipersonal		0.683%	10/21/11	78,000	78,001
6	Societe Generale	5.922%	12/5/49	9,200	7,201
	Sovereign Bancorp Inc.	4.800%	9/1/10	7,000	7,189
4	Sovereign Bank	2.193%	8/1/13	2,397	2,287
4	Sovereign Bank	2.110%	4/1/14	16,040	15,739
5	State Street Capital Trust III	8.250%	3/15/42	7,450	7,450
	State Street Corp.	7.650%	6/15/10	8,075	8,409
4	State Street Corp.	0.381%	4/30/12	5,000	4,919
[4,6] Unicredit Luxembourg Finance SA		0.624%	1/13/17	51,600	48,101
	Union Planters Corp.	4.375%	12/1/10	1,500	1,494
	Union Planters Corp.	7.750%	3/1/11	1,000	998
	US Bancorp	2.125%	2/15/13	59,475	59,041
	US Bancorp	4.200%	5/15/14	34,100	35,777
	US Bank NA/Cincinnati OH	7.125%	12/1/09	11,985	12,046
	US Bank NA/Cincinnati OH	6.375%	8/1/11	60,694	65,403

	US Bank NA/Cincinnati OH	6.300%	2/4/14	37,300	41,732
	USB Capital IX	6.189%	4/15/49	53,940	40,860
6	USB Realty Corp.	6.091%	12/15/49	11,750	8,196
	Wachovia Bank NA	7.800%	8/18/10	38,950	41,040
	Wachovia Bank NA	4.800%	11/1/14	18,900	19,363
	Wachovia Bank NA	4.875%	2/1/15	4,000	4,092
	Wachovia Bank NA	5.000%	8/15/15	9,750	10,055
	Wachovia Capital Trust III	5.800%	3/15/11	27,485	19,514
	Wachovia Corp.	4.375%	6/1/10	4,050	4,136
	Wachovia Corp.	5.350%	3/15/11	27,047	28,381
4	Wachovia Corp.	0.414%	10/15/11	24,450	24,106
	Wachovia Corp.	5.300%	10/15/11	55,120	58,602
	Wachovia Corp.	5.500%	5/1/13	73,325	78,585
7	Washington Mutual Bank	5.550%	6/16/10	8,965	3,093
7	Washington Mutual Bank	6.875%	6/15/11	21,983	53
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,975	6,349
	Wells Fargo & Co.	4.200%	1/15/10	41,000	41,305
	Wells Fargo & Co.	4.625%	8/9/10	5,270	5,418
	Wells Fargo & Co.	4.875%	1/12/11	39,025	40,605
	Wells Fargo & Co.	5.300%	8/26/11	19,500	20,755
	Wells Fargo & Co.	5.250%	10/23/12	22,335	23,978
	Wells Fargo & Co.	4.375%	1/31/13	15,000	15,660
	Wells Fargo Bank NA	6.450%	2/1/11	57,550	60,837
	Wells Fargo Financial Inc.	5.500%	8/1/12	5,650	6,048
	Westpac Banking Corp.	4.200%	2/27/15	41,700	42,434
4	Zions Bancorporation	1.802%	12/10/09	65,700	64,634

	Brokerage (0.3%)
6	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	12,400	12,603
	Charles Schwab Corp.	4.950%	6/1/14	24,790	26,513
	Jefferies Group Inc.	5.875%	6/8/14	7,050	7,233
	Jefferies Group Inc.	8.500%	7/15/19	9,320	10,122
[4,7] Lehman Brothers Holdings E-Capital Trust I		2.998%	8/19/65	9,410	—
[4,7] Lehman Brothers Holdings Inc.		2.911%	8/21/09	24,450	3,790
[4,7] Lehman Brothers Holdings Inc.		2.907%	11/16/09	38,620	5,986
[4,7] Lehman Brothers Holdings Inc.		2.951%	5/25/10	19,555	3,031
7	Lehman Brothers Holdings Inc.	5.750%	7/18/11	69,400	10,757
7	Lehman Brothers Holdings Inc.	5.625%	1/24/13	9,200	1,472

	Finance Companies (3.6%)
	American General Finance Corp.	4.875%	5/15/10	5,200	5,044
	American General Finance Corp.	5.200%	12/15/11	12,700	10,160
	American General Finance Corp.	4.875%	7/15/12	16,678	12,842
	General Electric Capital Corp.	5.500%	4/28/11	6,035	6,363
	General Electric Capital Corp.	5.000%	11/15/11	25,000	26,497
	General Electric Capital Corp.	5.875%	2/15/12	28,926	31,171
	General Electric Capital Corp.	4.375%	3/3/12	17,175	17,936
	General Electric Capital Corp.	5.000%	4/10/12	35,285	37,391
	General Electric Capital Corp.	6.000%	6/15/12	30,000	32,555
	General Electric Capital Corp.	3.500%	8/13/12	85,040	87,402
	General Electric Capital Corp.	5.250%	10/19/12	114,658	123,398
	General Electric Capital Corp.	5.450%	1/15/13	13,800	14,733
	General Electric Capital Corp.	4.800%	5/1/13	68,915	72,344
	General Electric Capital Corp.	5.900%	5/13/14	2,440	2,669
5	General Electric Capital Corp.	6.375%	11/15/67	14,450	12,499
5	HSBC Finance Capital Trust IX	5.911%	11/30/35	5,000	3,950
	HSBC Finance Corp.	4.625%	9/15/10	50,700	52,109
	HSBC Finance Corp.	5.250%	1/14/11	89,775	93,388

	HSBC Finance Corp.	6.750%	5/15/11	77,410	82,348
	HSBC Finance Corp.	5.700%	6/1/11	35,025	36,841
	HSBC Finance Corp.	6.375%	10/15/11	101,295	108,456
	HSBC Finance Corp.	7.000%	5/15/12	1,950	2,123
	HSBC Finance Corp.	5.900%	6/19/12	86,258	91,945
4	HSBC Finance Corp.	0.649%	9/14/12	7,800	7,429
	HSBC Finance Corp.	6.375%	11/27/12	4,875	5,307
	HSBC Finance Corp.	5.250%	1/15/14	10,020	10,467
	International Lease Finance Corp.	4.875%	9/1/10	13,377	12,775
	International Lease Finance Corp.	5.125%	11/1/10	9,750	9,165
	International Lease Finance Corp.	4.950%	2/1/11	45,000	40,725
	International Lease Finance Corp.	5.450%	3/24/11	43,065	38,328
	International Lease Finance Corp.	5.750%	6/15/11	19,550	17,595
	International Lease Finance Corp.	5.300%	5/1/12	22,025	18,171
6	USAA Capital Corp.	3.500%	7/17/14	9,600	9,646

	Insurance (4.3%)
	ACE INA Holdings Inc.	5.875%	6/15/14	14,690	16,144
	Aetna Inc.	7.875%	3/1/11	4,720	5,060
	Aetna Inc.	5.750%	6/15/11	6,600	6,972
	Allstate Corp.	6.200%	5/16/14	12,700	14,053
	Allstate Corp.	5.000%	8/15/14	500	530
	Allstate Life Global Funding Trusts	5.375%	4/30/13	10,000	10,702
	American International Group Inc.	5.050%	10/1/15	29,550	22,864
	Axis Capital Holdings Ltd.	5.750%	12/1/14	13,150	13,415
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	53,900	56,716
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	25,245	26,741
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,875	5,209
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,200	5,655
	Chubb Corp.	5.200%	4/1/13	2,092	2,233
5	Chubb Corp.	6.375%	3/29/67	3,760	3,442
	Coventry Health Care Inc.	5.875%	1/15/12	2,375	2,389
	ING Groep NV	5.775%	12/8/49	11,170	8,042
6	ING Security Life Institutional Funding	4.250%	1/15/10	29,500	29,495
6	Jackson National Life Global Funding	5.375%	5/8/13	20,473	21,096
6	John Hancock Global Funding II	6.500%	3/1/11	8,000	8,384
6	Liberty Mutual Group Inc.	4.875%	2/1/10	9,380	9,355
[5,6] Liberty Mutual Group Inc.		7.000%	3/15/37	7,600	5,856
	Lincoln National Corp.	5.650%	8/27/12	20,250	21,098
5	Lincoln National Corp.	6.050%	4/20/67	8,340	6,490
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	4,100	4,245
[4,6] MassMutual Global Funding II		0.348%	4/21/11	117,100	113,811
[4,6] MassMutual Global Funding II		0.474%	12/6/13	14,950	14,533
[4,6] Merna Reinsurance Ltd.		2.032%	7/7/10	18,330	18,018
[4,6] Metropolitan Life Global Funding I		0.589%	5/18/10	48,900	48,498
6	Metropolitan Life Global Funding I	2.875%	9/17/12	97,575	98,156
6	Metropolitan Life Global Funding I	5.125%	4/10/13	64,787	68,529
6	Metropolitan Life Global Funding I	5.125%	6/10/14	12,715	13,486
6	Monumental Global Funding II	4.625%	3/15/10	15,385	15,321
6	New York Life Global Funding	4.625%	8/16/10	9,360	9,563
6	New York Life Global Funding	5.250%	10/16/12	9,340	10,105
6	New York Life Global Funding	4.650%	5/9/13	5,400	5,717
6	New York Life Global Funding	5.375%	9/15/13	10,660	11,626
6	Oil Insurance Ltd.	7.558%	6/30/49	13,225	9,258
6	Pricoa Global Funding I	4.200%	1/15/10	18,291	18,346
6	Pricoa Global Funding I	5.625%	5/24/11	1,250	1,306
6	Pricoa Global Funding I	4.625%	6/25/12	7,580	7,909
6	Pricoa Global Funding I	5.400%	10/18/12	27,095	28,796

6	Pricoa Global Funding I	5.450%	6/11/14	35,670	37,517
	Principal Financial Group Inc.	7.875%	5/15/14	13,900	15,604
6	Principal Life Global Funding I	4.400%	10/1/10	9,800	10,015
6	Principal Life Global Funding I	6.250%	2/15/12	12,650	13,504
6	Principal Life Global Funding I	5.125%	10/15/13	34,280	35,510
	Principal Life Income Funding Trusts	5.125%	3/1/11	37,400	38,906
	Principal Life Income Funding Trusts	5.300%	12/14/12	3,925	4,172
5	Progressive Corp.	6.700%	6/15/37	7,320	6,370
	Prudential Financial Inc.	5.800%	6/15/12	31,125	33,011
	Prudential Financial Inc.	3.625%	9/17/12	29,275	29,647
	Prudential Financial Inc.	5.100%	9/20/14	9,500	9,789
	Prudential Financial Inc.	6.200%	1/15/15	4,890	5,240
6	TIAA Global Markets Inc.	4.950%	7/15/13	5,800	6,143
	Travelers Cos. Inc.	5.375%	6/15/12	18,308	19,484
5	Travelers Cos. Inc.	6.250%	3/15/37	16,175	14,541
	Travelers Property Casualty Corp.	5.000%	3/15/13	18,740	19,911
	UnitedHealth Group Inc.	5.125%	11/15/10	18,750	19,357
	UnitedHealth Group Inc.	5.250%	3/15/11	19,300	20,164
	UnitedHealth Group Inc.	5.500%	11/15/12	11,400	12,088
	UnitedHealth Group Inc.	4.875%	2/15/13	13,105	13,660
	UnitedHealth Group Inc.	4.875%	4/1/13	29,569	30,661
	UnitedHealth Group Inc.	5.000%	8/15/14	7,500	7,903
	WellPoint Health Networks Inc.	6.375%	1/15/12	9,750	10,496
	WellPoint Inc.	4.250%	12/15/09	16,300	16,336
	WellPoint Inc.	5.000%	1/15/11	16,768	17,364
	WellPoint Inc.	6.800%	8/1/12	7,298	8,021
	WellPoint Inc.	6.000%	2/15/14	41,400	44,964
	Willis North America Inc.	5.125%	7/15/10	8,040	8,116
	Willis North America Inc.	5.625%	7/15/15	7,340	7,302
	XL Capital Finance Europe PLC	6.500%	1/15/12	6,500	6,655
6	Xlliac Global Funding	4.800%	8/10/10	15,700	15,574
[5,6] ZFS Finance USA Trust I		5.875%	5/9/32	4,270	3,469

	Real Estate Investment Trusts (1.1%)
6	WEA Finance LLC / WCI Finance LLC	5.400%	10/1/12	43,645	44,994
	Simon Property Group LP	6.750%	5/15/14	30,570	33,191
6	WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	30,500	33,184
	Simon Property Group LP	5.300%	5/30/13	29,900	30,999
	Simon Property Group LP	4.875%	3/18/10	27,900	28,124
	HCP Inc.	4.875%	9/15/10	24,350	24,626
6	Westfield Capital Corp. Ltd / WT Finance Aust
	Pty Ltd / WEA Finance LLC	4.375%	11/15/10	18,930	19,289
	Simon Property Group LP	4.875%	8/15/10	17,950	18,372
	Simon Property Group LP	5.750%	5/1/12	14,045	14,807
	Kimco Realty Corp.	4.820%	8/15/11	14,035	14,309
	Developers Diversified Realty Corp.	5.375%	10/15/12	14,000	13,223
	Boston Properties LP	6.250%	1/15/13	11,165	11,832
	Simon Property Group LP	6.350%	8/28/12	10,535	11,346
	Liberty Property LP	6.375%	8/15/12	9,400	9,791
	Simon Property Group LP	5.600%	9/1/11	9,260	9,713
	Hospitality Properties Trust	7.875%	8/15/14	8,500	8,768
	Arden Realty LP	5.200%	9/1/11	7,700	8,032
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,330	7,257
	Simon Property Group LP	5.375%	6/1/11	5,130	5,330
	Simon Property Group LP	5.000%	3/1/12	4,800	4,964
	Brandywine Operating Partnership LP	5.750%	4/1/12	4,779	4,805
	Duke Realty LP	4.625%	5/15/13	4,875	4,712

					8,741,060
Industrial (23.8%)
	Basic Industry (1.1%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	12,400	13,038
	Alcoa Inc.	6.000%	7/15/13	23,250	24,343
	ArcelorMittal	5.375%	6/1/13	17,245	17,768
	ArcelorMittal USA Inc.	6.500%	4/15/14	8,800	9,167
	Barrick Gold Financeco LLC	6.125%	9/15/13	23,250	25,675
	BHP Billiton Finance USA Ltd.	5.125%	3/29/12	19,500	20,981
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	6,966	7,473
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	9,150	10,056
	Dow Chemical Co.	4.850%	8/15/12	19,400	20,126
	Dow Chemical Co.	7.600%	5/15/14	42,375	46,918
	International Paper Co.	7.950%	6/15/18	7,250	8,063
	PPG Industries Inc.	5.750%	3/15/13	15,860	17,058
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	38,654	41,629
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	32,400	38,306
	Rohm and Haas Co.	5.600%	3/15/13	20,585	21,318
[4,6] Xstrata Finance Dubai Ltd.		0.804%	11/13/09	14,750	14,746

	Capital Goods (2.6%)
	Allied Waste North America Inc.	6.125%	2/15/14	29,645	30,349
	Allied Waste North America Inc.	6.875%	6/1/17	9,125	9,650
6	BAE Systems Holdings Inc.	4.750%	8/15/10	33,386	33,769
	Bemis Co. Inc.	5.650%	8/1/14	16,760	17,920
	Boeing Capital Corp.	6.500%	2/15/12	10,000	11,020
	Boeing Capital Corp.	5.800%	1/15/13	20,000	21,946
	Boeing Co.	5.000%	3/15/14	18,250	19,896
	Boeing Co.	3.500%	2/15/15	18,800	19,218
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,000	1,020
	Caterpillar Financial Services Corp.	5.125%	10/12/11	20,000	21,429
	Caterpillar Financial Services Corp.	5.750%	2/15/12	73,500	79,685
	Caterpillar Financial Services Corp.	4.250%	2/8/13	33,195	34,495
	Cooper US Inc.	5.250%	11/15/12	8,390	9,083
	CRH America Inc.	5.625%	9/30/11	28,825	30,256
	CRH America Inc.	6.950%	3/15/12	9,300	10,031
	CRH America Inc.	5.300%	10/15/13	5,775	5,987
	Eaton Corp.	5.750%	7/15/12	5,200	5,680
	Emerson Electric Co.	4.125%	4/15/15	9,220	9,747
	General Dynamics Corp.	1.800%	7/15/11	9,275	9,397
	General Dynamics Corp.	5.250%	2/1/14	12,760	14,039
	General Electric Co.	5.000%	2/1/13	63,699	67,792
	Harsco Corp.	5.125%	9/15/13	8,000	8,412
	Honeywell International Inc.	6.125%	11/1/11	8,238	9,081
	Honeywell International Inc.	4.250%	3/1/13	4,250	4,499
	Illinois Tool Works Inc.	5.150%	4/1/14	23,075	25,419
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	18,345	19,900
	John Deere Capital Corp.	5.400%	4/7/10	3,300	3,368
	John Deere Capital Corp.	5.400%	10/17/11	23,400	25,184
	John Deere Capital Corp.	7.000%	3/15/12	29,850	33,383
	John Deere Capital Corp.	5.250%	10/1/12	69,000	75,186
	John Deere Capital Corp.	4.900%	9/9/13	15,062	16,179
	L-3 Communications Corp.	7.625%	6/15/12	2,325	2,355
	L-3 Communications Corp.	6.125%	7/15/13	1,550	1,565
	L-3 Communications Corp.	6.125%	1/15/14	3,400	3,366
	L-3 Communications Corp.	5.875%	1/15/15	5,600	5,425
	Lafarge SA	6.150%	7/15/11	1,875	1,962

4 Martin Marietta Materials Inc.	0.431%	4/30/10	18,750	18,617
Northrop Grumman Systems Corp.	7.125%	2/15/11	9,375	10,056
Raytheon Co.	4.850%	1/15/11	15,770	16,428
Roper Industries Inc.	6.625%	8/15/13	13,925	15,154
Textron Financial Corp.	4.600%	5/3/10	7,844	7,874
Textron Financial Corp.	5.400%	4/28/13	14,470	14,209
Tyco International Finance SA	6.375%	10/15/11	9,765	10,552
Tyco International Finance SA	4.125%	10/15/14	3,500	3,579
Tyco International Finance SA	8.500%	1/15/19	10,600	12,882

Communication (6.4%)
America Movil SAB de CV	5.500%	3/1/14	8,450	8,846
6 American Tower Corp.	4.625%	4/1/15	6,875	6,972
AT&T Corp.	7.300%	11/15/11	56,286	62,639
4 AT&T Inc.	0.572%	2/5/10	35,200	35,212
AT&T Inc.	5.875%	2/1/12	6,500	7,041
AT&T Inc.	4.950%	1/15/13	18,295	19,514
AT&T Inc.	6.700%	11/15/13	41,581	47,245
AT&T Mobility LLC	6.500%	12/15/11	30,205	33,298
British Telecommunications PLC	9.125%	12/15/10	68,983	74,267
British Telecommunications PLC	5.150%	1/15/13	11,127	11,598
CBS Corp.	8.200%	5/15/14	27,250	30,303
6 Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	174,998	180,698
6 Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	28,250	29,991
6 Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	44,335	51,046
6 Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	7,900	8,562
Comcast Corp.	5.850%	1/15/10	23,562	23,788
Comcast Corp.	5.450%	11/15/10	28,275	29,420
Comcast Corp.	5.500%	3/15/11	29,190	30,668
Comcast Corp.	5.300%	1/15/14	33,248	35,483
COX Communications Inc.	4.625%	1/15/10	8,700	8,757
COX Communications Inc.	7.125%	10/1/12	4,650	5,214
COX Communications Inc.	4.625%	6/1/13	4,530	4,703
6 COX Enterprises Inc.	7.875%	9/15/10	12,000	12,543
Deutsche Telekom International Finance BV	8.500%	6/15/10	23,455	24,514
Deutsche Telekom International Finance BV	5.250%	7/22/13	14,050	15,046
Deutsche Telekom International Finance BV	5.875%	8/20/13	32,560	35,525
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,451
6 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	12,200	12,478
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	6.375%	6/15/15	14,600	14,965
France Telecom SA	7.750%	3/1/11	112,587	121,640
France Telecom SA	4.375%	7/8/14	27,750	29,291
New Cingular Wireless Services Inc.	7.875%	3/1/11	67,689	73,237
New Cingular Wireless Services Inc.	8.125%	5/1/12	53,050	60,759
5 Nynex Corp.	9.550%	5/1/10	2,104	2,177
6 Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,909
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,200	10,624
Rogers Communications Inc.	7.250%	12/15/12	9,600	10,863
Rogers Communications Inc.	6.375%	3/1/14	17,045	18,829
Telecom Italia Capital SA	4.000%	1/15/10	35,850	36,070
Telecom Italia Capital SA	4.875%	10/1/10	19,700	20,271
Telecom Italia Capital SA	5.250%	11/15/13	11,663	12,280

Telecom Italia Capital SA	6.175%	6/18/14	18,625	20,252
Telecom Italia Capital SA	4.950%	9/30/14	12,113	12,604
Telefonica Emisiones SAU	5.984%	6/20/11	112,390	119,418
Telefonica Emisiones SAU	5.855%	2/4/13	39,535	43,144
Telefonica Europe BV	7.750%	9/15/10	9,913	10,480
Telefonos de Mexico SAB de CV	4.750%	1/27/10	18,730	18,783
Thomson Reuters Corp.	6.200%	1/5/12	5,250	5,714
Thomson Reuters Corp.	5.950%	7/15/13	19,740	21,843
Thomson Reuters Corp.	5.700%	10/1/14	4,700	5,196
Time Warner Cable Inc.	5.400%	7/2/12	51,200	54,714
Time Warner Cable Inc.	6.200%	7/1/13	27,725	30,443
Time Warner Cable Inc.	7.500%	4/1/14	21,045	24,242
Verizon Communications Inc.	4.350%	2/15/13	31,400	33,108
Verizon Communications Inc.	5.250%	4/15/13	62,944	68,344
Verizon Communications Inc.	5.500%	2/15/18	19,525	20,440
Verizon Global Funding Corp.	7.250%	12/1/10	39,430	42,027
Verizon Global Funding Corp.	6.875%	6/15/12	21,425	23,922
Verizon Global Funding Corp.	7.375%	9/1/12	30,797	35,085
6 Vivendi	5.750%	4/4/13	18,225	19,085
Vodafone Group PLC	7.750%	2/15/10	32,402	33,015
Vodafone Group PLC	5.500%	6/15/11	36,950	39,220
Vodafone Group PLC	5.350%	2/27/12	26,835	28,663
Vodafone Group PLC	5.000%	12/16/13	14,930	15,988

Consumer Cyclical (3.1%)
6 American Honda Finance Corp.	5.125%	12/15/10	24,390	25,089
6 American Honda Finance Corp.	4.625%	4/2/13	18,650	19,033
Best Buy Co. Inc.	6.750%	7/15/13	9,425	10,162
Caesars Entertainment Inc.	7.875%	3/15/10	5,425	5,398
CVS Caremark Corp.	5.750%	8/15/11	10,000	10,748
5 CVS Caremark Corp.	6.302%	6/1/37	16,400	14,231
Daimler Finance North America LLC	4.875%	6/15/10	29,480	30,032
Daimler Finance North America LLC	8.000%	6/15/10	4,670	4,847
Daimler Finance North America LLC	5.875%	3/15/11	37,200	38,843
Daimler Finance North America LLC	7.300%	1/15/12	18,550	20,255
Daimler Finance North America LLC	6.500%	11/15/13	19,661	21,423
Darden Restaurants Inc.	5.625%	10/15/12	8,445	9,008
6 Harley-Davidson Funding Corp.	5.000%	12/15/10	9,300	9,355
6 Harley-Davidson Funding Corp.	5.250%	12/15/12	26,075	26,328
Historic TW Inc.	9.125%	1/15/13	13,008	15,134
JC Penney Corp. Inc.	8.000%	3/1/10	2,400	2,440
JC Penney Corp. Inc.	9.000%	8/1/12	23,036	25,269
Johnson Controls Inc.	5.250%	1/15/11	28,000	29,146
K Hovnanian Enterprises Inc.	6.250%	1/15/16	7,710	5,551
Lennar Corp.	5.125%	10/1/10	5,300	5,313
Lowe's Cos. Inc.	8.250%	6/1/10	8,600	8,989
Lowe's Cos. Inc.	5.600%	9/15/12	18,275	20,200
Macy's Retail Holdings Inc.	6.625%	4/1/11	17,146	17,446
Macy's Retail Holdings Inc.	5.350%	3/15/12	20,092	19,715
McDonald's Corp.	4.300%	3/1/13	13,325	14,210
MGM Mirage	8.500%	9/15/10	5,600	5,523
MGM Mirage	6.750%	4/1/13	3,825	3,175
MGM Mirage	5.875%	2/27/14	4,000	3,000
6 Nissan Motor Acceptance Corp.	4.625%	3/8/10	28,250	28,417
6 Nissan Motor Acceptance Corp.	5.625%	3/14/11	39,200	40,469
Nordstrom Inc.	6.750%	6/1/14	3,250	3,616
4 PACCAR Financial Corp.	0.490%	5/17/10	70,325	70,121
Staples Inc.	7.750%	4/1/11	4,900	5,280

Staples Inc.	7.375%	10/1/12	14,000	15,362
Staples Inc.	9.750%	1/15/14	18,700	22,562
Target Corp.	5.875%	3/1/12	14,550	15,937
Target Corp.	5.125%	1/15/13	9,340	10,071
Tenneco Inc.	8.625%	11/15/14	4,400	4,147
4 Time Warner Inc.	0.684%	11/13/09	29,500	29,499
Time Warner Inc.	6.875%	5/1/12	17,001	18,697
Viacom Inc.	4.375%	9/15/14	9,340	9,593
Wal-Mart Stores Inc.	4.250%	4/15/13	13,175	14,040
Wal-Mart Stores Inc.	4.550%	5/1/13	2,900	3,126
Wal-Mart Stores Inc.	3.200%	5/15/14	50,000	51,642
Walgreen Co.	4.875%	8/1/13	60,850	65,730
4 Walt Disney Co.	0.354%	7/16/10	18,550	18,554
Walt Disney Co.	5.700%	7/15/11	3,750	4,045
Walt Disney Co.	6.375%	3/1/12	1,900	2,105
Walt Disney Co.	4.500%	12/15/13	53,806	57,812
Western Union Co.	5.400%	11/17/11	34,517	37,079
Western Union Co.	6.500%	2/26/14	21,600	24,560
Yum! Brands Inc.	8.875%	4/15/11	6,800	7,450

Consumer Noncyclical (5.2%)
Abbott Laboratories	3.750%	3/15/11	6,550	6,801
Abbott Laboratories	5.600%	5/15/11	6,345	6,789
Abbott Laboratories	5.150%	11/30/12	39,750	43,780
Altria Group Inc.	8.500%	11/10/13	46,000	53,499
AmerisourceBergen Corp.	5.625%	9/15/12	12,420	13,279
Amgen Inc.	4.000%	11/18/09	19,900	19,929
6 Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	32,800	33,099
6 Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	35,400	39,676
6 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	12,900	13,722
AstraZeneca PLC	5.400%	9/15/12	39,650	43,639
AstraZeneca PLC	5.400%	6/1/14	1,430	1,572
Avon Products Inc.	5.625%	3/1/14	29,690	32,563
Baxter FinCo BV	4.750%	10/15/10	16,300	16,950
Biogen Idec Inc.	6.000%	3/1/13	41,190	44,198
Bottling Group LLC	6.950%	3/15/14	6,695	7,820
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,470
6 CareFusion Corp.	4.125%	8/1/12	4,660	4,801
6 CareFusion Corp.	5.125%	8/1/14	14,020	14,632
6 Cargill Inc.	5.200%	1/22/13	18,650	19,533
Clorox Co.	5.000%	3/1/13	2,825	3,056
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	6,560	6,566
Coca-Cola Co.	3.625%	3/15/14	23,800	24,680
Coca-Cola Enterprises Inc.	5.000%	8/15/13	20,400	22,090
Coca-Cola Enterprises Inc.	7.375%	3/3/14	14,650	17,214
Coca-Cola Enterprises Inc.	4.250%	3/1/15	4,500	4,752
Covidien International Finance SA	5.150%	10/15/10	18,680	19,431
Covidien International Finance SA	5.450%	10/15/12	6,750	7,331
Delhaize Group SA	5.875%	2/1/14	1,950	2,105
Diageo Capital PLC	5.200%	1/30/13	6,540	7,020
Eli Lilly & Co.	3.550%	3/6/12	6,000	6,278
Express Scripts Inc.	5.250%	6/15/12	42,050	44,829
4 General Mills Inc.	0.413%	1/22/10	28,100	28,080
General Mills Inc.	5.650%	9/10/12	14,030	15,312
General Mills Inc.	5.250%	8/15/13	15,800	17,108
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	19,915	21,417
Hasbro Inc.	6.125%	5/15/14	7,700	8,476
HJ Heinz Co.	5.350%	7/15/13	7,275	7,811

Hormel Foods Corp.	6.625%	6/1/11	8,900	9,603
4 Hospira Inc.	0.763%	3/30/10	12,594	12,568
Hospira Inc.	5.550%	3/30/12	6,624	7,129
Hospira Inc.	5.900%	6/15/14	6,850	7,405
Kellogg Co.	6.600%	4/1/11	40,240	43,356
Kellogg Co.	5.125%	12/3/12	9,770	10,648
Kellogg Co.	4.250%	3/6/13	14,000	14,846
Koninklijke Philips Electronics NV	4.625%	3/11/13	14,000	14,752
Kraft Foods Inc.	4.125%	11/12/09	30,550	30,576
Kraft Foods Inc.	5.625%	8/11/10	14,050	14,545
Kraft Foods Inc.	5.625%	11/1/11	29,630	31,635
Kraft Foods Inc.	6.750%	2/19/14	15,600	17,418
Kroger Co.	6.750%	4/15/12	14,000	15,383
Kroger Co.	6.200%	6/15/12	3,550	3,875
Kroger Co.	5.000%	4/15/13	31,915	33,797
Kroger Co.	7.500%	1/15/14	13,825	15,948
Land O' Lakes Inc.	9.000%	12/15/10	1,590	1,594
McKesson Corp.	6.500%	2/15/14	9,120	9,989
6 Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,077
Medco Health Solutions Inc.	6.125%	3/15/13	29,250	31,636
Medtronic Inc.	4.375%	9/15/10	4,000	4,130
Medtronic Inc.	4.500%	3/15/14	9,200	9,830
Merck & Co. Inc./NJ	1.875%	6/30/11	53,450	54,281
6 Miller Brewing Co.	5.500%	8/15/13	9,557	10,165
Molson Coors Capital Finance ULC	4.850%	9/22/10	6,575	6,798
Novartis Capital Corp.	4.125%	2/10/14	22,500	23,709
PepsiAmericas Inc.	5.625%	5/31/11	4,890	5,222
PepsiAmericas Inc.	4.375%	2/15/14	14,370	15,028
PepsiCo Inc./NC	4.650%	2/15/13	22,316	24,039
Pfizer Inc.	4.450%	3/15/12	76,914	81,744
Pfizer Inc.	5.350%	3/15/15	52,000	57,603
Philip Morris International Inc.	6.875%	3/17/14	18,606	21,307
Procter & Gamble Co.	4.600%	1/15/14	13,000	14,043
Procter & Gamble International Funding SCA	1.350%	8/26/11	19,500	19,648
Reynolds American Inc.	7.625%	6/1/16	3,050	3,248
6 Roche Holdings Inc.	4.500%	3/1/12	31,200	33,126
6 SABMiller PLC	6.200%	7/1/11	27,465	29,361
Safeway Inc.	4.950%	8/16/10	13,675	14,063
Safeway Inc.	6.250%	3/15/14	9,750	10,793
St. Jude Medical Inc.	3.750%	7/15/14	18,600	19,034
Sysco Corp.	4.200%	2/12/13	9,330	9,832
Thermo Fisher Scientific Inc.	5.000%	6/1/15	6,730	7,139
Unilever Capital Corp.	3.650%	2/15/14	23,300	24,179
Whirlpool Corp.	5.500%	3/1/13	14,000	14,337
Wyeth	6.950%	3/15/11	16,420	17,646
Wyeth	5.500%	3/15/13	46,730	50,483
Wyeth	5.500%	2/1/14	22,550	24,826

Energy (2.2%)
Anadarko Finance Co.	6.750%	5/1/11	37,906	40,408
BP Capital Markets PLC	3.125%	3/10/12	8,675	8,967
BP Capital Markets PLC	5.250%	11/7/13	20,415	22,511
BP Capital Markets PLC	3.625%	5/8/14	54,500	56,440
Burlington Resources Finance Co.	6.500%	12/1/11	2,215	2,425
Canadian Natural Resources Ltd.	6.700%	7/15/11	9,575	10,321
Canadian Natural Resources Ltd.	5.150%	2/1/13	14,020	14,784
6 Cenovus Energy Inc.	4.500%	9/15/14	7,950	8,184
Chevron Corp.	3.450%	3/3/12	54,375	56,798

Conoco Funding Co.	6.350%	10/15/11	32,097	35,251
ConocoPhillips	8.750%	5/25/10	31,205	32,585
ConocoPhillips	9.375%	2/15/11	15,375	16,889
ConocoPhillips	4.400%	5/15/13	13,725	14,563
ConocoPhillips	4.750%	2/1/14	34,150	36,752
ConocoPhillips	4.600%	1/15/15	18,600	19,900
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,600	1,729
Devon Energy Corp.	5.625%	1/15/14	6,400	6,957
Devon Financing Corp. ULC	6.875%	9/30/11	41,780	45,563
6 GS Caltex Corp.	5.500%	10/15/15	8,300	8,193
Kerr-McGee Corp.	6.875%	9/15/11	40,130	43,516
Marathon Oil Corp.	6.125%	3/15/12	24,585	26,572
Nabors Industries Inc.	9.250%	1/15/19	8,350	10,084
Shell International Finance BV	4.000%	3/21/14	45,200	47,516
Transocean Inc.	5.250%	3/15/13	2,331	2,483
Valero Energy Corp.	6.875%	4/15/12	19,400	21,133
Weatherford International Inc.	5.950%	6/15/12	11,150	11,997
Weatherford International Ltd.	5.150%	3/15/13	21,675	22,795
XTO Energy Inc.	5.000%	8/1/10	27,850	28,650
XTO Energy Inc.	5.900%	8/1/12	28,225	30,473
XTO Energy Inc.	4.625%	6/15/13	9,975	10,394

Technology (2.2%)
Agilent Technologies Inc.	4.450%	9/14/12	68,500	70,034
Agilent Technologies Inc.	6.500%	11/1/17	8,325	8,615
Cisco Systems Inc.	5.250%	2/22/11	21,990	23,248
Computer Sciences Corp.	7.375%	6/15/11	7,877	8,380
Dell Inc.	3.375%	6/15/12	7,375	7,669
Dell Inc.	4.700%	4/15/13	14,140	15,070
Dun & Bradstreet Corp.	6.000%	4/1/13	25,100	26,577
Electronic Data Systems LLC	6.000%	8/1/13	21,382	23,836
Fiserv Inc.	6.125%	11/20/12	52,120	57,389
4 Hewlett-Packard Co.	0.359%	6/15/10	23,450	23,481
Hewlett-Packard Co.	2.250%	5/27/11	28,000	28,569
Hewlett-Packard Co.	2.950%	8/15/12	8,250	8,541
Hewlett-Packard Co.	4.500%	3/1/13	60,664	64,750
Hewlett-Packard Co.	6.125%	3/1/14	8,902	10,003
Hewlett-Packard Co.	4.750%	6/2/14	23,830	25,622
International Business Machines Corp.	4.950%	3/22/11	31,150	32,949
International Business Machines Corp.	4.750%	11/29/12	14,150	15,375
Intuit Inc.	5.400%	3/15/12	9,375	9,918
Lexmark International Inc.	5.900%	6/1/13	18,550	19,163
Microsoft Corp.	2.950%	6/1/14	17,450	17,802
4 Oracle Corp.	0.510%	5/14/10	93,775	93,815
Oracle Corp.	5.000%	1/15/11	21,562	22,645
Oracle Corp.	4.950%	4/15/13	19,513	21,150
Oracle Corp.	3.750%	7/8/14	12,625	13,175
Pitney Bowes Inc.	5.000%	3/15/15	14,170	15,403
Xerox Corp.	6.875%	8/15/11	11,395	12,190
Xerox Corp.	5.650%	5/15/13	4,700	4,948

Transportation (1.0%)
American Airlines Pass Through Trust 2001-
01	6.817%	5/23/11	7,453	7,099
American Airlines Pass Through Trust 2001-
02	7.858%	10/1/11	15,885	15,865
5 American Airlines Pass Through Trust 2003-
01	3.857%	7/9/10	5,736	5,564

	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	4,900	5,358
	Canadian National Railway Co.	6.375%	10/15/11	4,500	4,923
5	Continental Airlines Inc.	6.648%	9/15/17	2,742	2,605
5	Continental Airlines Inc.	6.900%	1/2/18	2,924	2,807
5	Continental Airlines Inc.	9.798%	4/1/21	7,631	6,181
	CSX Corp.	4.875%	11/1/09	5,740	5,740
	CSX Corp.	6.750%	3/15/11	16,800	17,944
	Delta Air Lines Inc.	7.570%	11/18/10	45,690	45,747
5	Delta Air Lines Inc.	6.821%	8/10/22	9,576	9,050
5	Delta Air Lines Inc.	8.021%	8/10/22	4,648	3,951
6	Erac USA Finance Co.	7.950%	12/15/09	12,270	12,330
6	Erac USA Finance Co.	8.000%	1/15/11	8,400	8,836
6	Erac USA Finance Co.	5.800%	10/15/12	9,750	10,190
6	Erac USA Finance Co.	5.600%	5/1/15	4,669	4,806
	Greenbrier Cos. Inc.	8.375%	5/15/15	9,113	7,028
[4,5] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.674%	12/15/13	13,477	11,563
4	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.719%	3/15/14	25,765	18,412
4	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.890%	11/15/16	19,135	11,301
	Norfolk Southern Corp.	8.625%	5/15/10	10,290	10,695
	Norfolk Southern Corp.	6.750%	2/15/11	16,300	17,364
	Ryder System Inc.	6.000%	3/1/13	18,660	19,581
6	Southwest Airlines Co.	10.500%	12/15/11	24,375	27,056
5	UAL Pass Through Trust Series 2000-2	7.186%	4/1/11	1,165	1,162
	Union Pacific Corp.	3.625%	6/1/10	19,320	19,580
	Union Pacific Corp.	5.450%	1/31/13	4,680	5,045
					7,437,588
Utilities (4.0%)
	Electric (2.8%)
6	AES Panama SA	6.350%	12/21/16	2,600	2,516
	Alabama Power Co.	4.850%	12/15/12	6,840	7,402
	American Water Capital Corp.	6.085%	10/15/17	29,200	30,582
	Appalachian Power Co.	5.650%	8/15/12	16,870	18,214
	Carolina Power & Light Co.	6.500%	7/15/12	21,037	23,271
	Carolina Power & Light Co.	5.125%	9/15/13	7,973	8,592
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	3,000	3,212
	Commonwealth Edison Co.	6.150%	3/15/12	4,000	4,356
	Consumers Energy Co.	4.000%	5/15/10	22,567	22,916
	Consumers Energy Co.	5.000%	2/15/12	4,300	4,531
	Consumers Energy Co.	5.375%	4/15/13	14,660	15,579
	Dominion Resources Inc./VA	5.000%	3/15/13	4,000	4,230
5	Dominion Resources Inc./VA	6.300%	9/30/66	37,740	33,158
6	EDP Finance BV	5.375%	11/2/12	14,750	15,963
6	Enel Finance International SA	3.875%	10/7/14	32,800	33,212
	Entergy Arkansas Inc.	5.400%	8/1/13	9,280	9,906
	FirstEnergy Corp.	6.450%	11/15/11	345	373
	Florida Power Corp.	6.650%	7/15/11	3,400	3,691
	Florida Power Corp.	4.800%	3/1/13	7,180	7,637
6	FPL Energy Marcus Hook LP	7.590%	7/10/18	18,875	19,743
4	FPL Group Capital Inc.	1.173%	6/17/11	23,250	23,497
5	FPL Group Capital Inc.	6.350%	10/1/66	8,820	8,215
[5,6]	GWF Energy LLC	6.131%	12/30/11	3,840	3,995
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	9,750	9,901
6	Israel Electric Corp. Ltd.	7.250%	1/15/19	5,500	6,022
	MidAmerican Energy Co.	5.650%	7/15/12	32,800	35,650

Midamerican Energy Holdings Co.	3.150%	7/15/12	37,280	38,145
Midamerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,174
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	26,340	26,570
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	15,600	16,924
Nevada Power Co.	8.250%	6/1/11	5,600	6,110
Nevada Power Co.	6.500%	4/15/12	8,150	8,837
6 Niagara Mohawk Power Corp.	3.553%	10/1/14	4,880	4,918
Northeast Utilities	7.250%	4/1/12	16,385	17,690
Northeast Utilities	5.650%	6/1/13	23,250	24,295
Northern States Power Co./MN	4.750%	8/1/10	7,350	7,577
Northern States Power Co./MN	8.000%	8/28/12	20,650	23,991
NSTAR Electric Co.	4.875%	10/15/12	5,480	5,903
Ohio Power Co.	5.300%	11/1/10	10,030	10,437
Oncor Electric Delivery Co.	5.950%	9/1/13	32,670	35,352
Pacific Gas & Electric Co.	4.200%	3/1/11	11,950	12,399
Pacific Gas & Electric Co.	6.250%	12/1/13	4,600	5,182
Peco Energy Co.	5.950%	11/1/11	8,500	9,200
Peco Energy Co.	5.600%	10/15/13	7,300	7,976
Peco Energy Co.	5.000%	10/1/14	4,880	5,327
4 Pepco Holdings Inc.	0.986%	6/1/10	11,510	11,399
PG&E Corp.	5.750%	4/1/14	13,750	15,133
5 PPL Capital Funding Inc.	6.700%	3/30/67	20,650	18,276
PPL Electric Utilities Corp.	7.125%	11/30/13	4,660	5,374
PPL Energy Supply LLC	5.400%	8/15/14	8,800	9,319
Progress Energy Inc.	7.100%	3/1/11	3,170	3,379
Progress Energy Inc.	6.850%	4/15/12	31,760	34,579
Progress Energy Inc.	6.050%	3/15/14	10,430	11,484
PSEG Power LLC	5.000%	4/1/14	9,750	10,229
Public Service Electric & Gas Co.	5.125%	9/1/12	6,215	6,718
Sierra Pacific Power Co.	5.450%	9/1/13	9,280	9,901
Southern California Edison Co.	7.625%	1/15/10	7,150	7,240
Southern California Edison Co.	5.750%	3/15/14	13,000	14,474
4 Southern Co.	0.683%	10/21/11	31,800	31,894
Southern Co.	4.150%	5/15/14	4,650	4,839
Tampa Electric Co.	6.875%	6/15/12	19,430	21,228
Tampa Electric Co.	6.375%	8/15/12	7,459	8,093
Wisconsin Energy Corp.	6.500%	4/1/11	35,215	37,416

Natural Gas (1.2%)
AGL Capital Corp.	7.125%	1/14/11	9,900	10,384
5 Enbridge Energy Partners LP	8.050%	10/1/37	4,615	4,334
Energy Transfer Partners LP	5.650%	8/1/12	12,660	13,448
Energy Transfer Partners LP	6.000%	7/1/13	18,690	20,028
Enterprise Products Operating LLC	7.500%	2/1/11	24,400	25,982
Enterprise Products Operating LLC	4.600%	8/1/12	21,550	22,485
Enterprise Products Operating LLC	5.650%	4/1/13	34,270	36,582
Enterprise Products Operating LLC	5.900%	4/15/13	36,800	39,299
Enterprise Products Operating LLC	9.750%	1/31/14	9,750	11,690
5 Enterprise Products Operating LLC	8.375%	8/1/66	20,700	20,259
6 Gulf South Pipeline Co. LP	5.750%	8/15/12	23,400	24,758
Kinder Morgan Energy Partners LP	6.750%	3/15/11	3,750	3,995
6 NGPL Pipeco LLC	6.514%	12/15/12	38,845	42,730
ONEOK Partners LP	8.875%	6/15/10	7,950	8,309
ONEOK Partners LP	5.900%	4/1/12	9,370	9,861
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	14,640	15,168

6	Rockies Express Pipeline LLC	6.250%	7/15/13	12,100	13,100
	Southern Union Co.	6.089%	2/16/10	17,580	17,703
5	Southern Union Co.	7.200%	11/1/66	17,625	14,519
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	7,500	6,931
					1,248,911
Total Corporate Bonds (Cost $17,152,868)					17,427,559
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
6	Abu Dhabi National Energy Co.	5.620%	10/25/12	9,400	9,788
6	Abu Dhabi National Energy Co.	4.750%	9/15/14	12,000	12,113
6	Abu Dhabi National Energy Co.	5.875%	10/27/16	15,000	15,153
6	Central American Bank for Economic
	Integration	5.375%	9/24/14	10,000	10,240
6	Emirate of Abu Dhabi	5.500%	4/8/14	2,740	2,917
	Export-Import Bank of Korea	5.500%	10/17/12	17,800	18,546
6	Gaz Capital SA	6.212%	11/22/16	11,300	10,791
4	Governor & Co. of the Bank of Ireland	0.342%	12/18/09	61,800	61,616
6	Hana Bank	6.500%	4/9/12	4,580	4,809
6	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,272
	Korea Development Bank/Republic of Korea	5.300%	1/17/13	18,675	19,465
6	Korea Gas Corp.	6.000%	7/15/14	4,500	4,796
6	MDC-GMTN B.V.	5.750%	5/6/14	16,200	17,126
6	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,027
	Petrobras International Finance Co.	9.125%	7/2/13	5,587	6,652
	Petrobras International Finance Co.	7.750%	9/15/14	1,600	1,835
[5,6] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	5,800	5,427
[5,6] Petroleum Export Ltd.		4.623%	6/15/10	1,917	1,888
6	Petronas Capital Ltd.	7.000%	5/22/12	20,700	22,821
[5,6] PF Export Receivables Master Trust		3.748%	6/1/13	5,166	5,049
[5,6] PF Export Receivables Master Trust		6.436%	6/1/15	10,282	10,783
6	Qatar Govt International Bond	5.150%	4/9/14	3,200	3,360
[5,6] Qatar Petroleum		5.579%	5/30/11	10,446	10,787
[5,6] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	14,590	14,628
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	6,675	7,115
6	TDIC Finance Ltd.	6.500%	7/2/14	14,000	15,192
6	TransCapitalInvest Ltd. for OJSC AK
	Transneft	5.670%	3/5/14	22,675	22,307
Total Sovereign Bonds (Cost $323,933)					332,503
Taxable Municipal Bonds (0.4%)
	Board of Trustees of The Leland Stanford
	Junior University	3.625%	5/1/14	4,000	4,152
	Duke University	4.200%	4/1/14	7,200	7,618
4	Florida Hurricane Catastrophe Fund Finance
	Corp. Rev.	1.026%	10/15/12	47,450	44,660
	Howard Hughes Medical Institute	3.450%	9/1/14	6,200	6,386
5	Louisiana Public Facs. Auth. Systems Rev.	4.500%	2/1/14	49,117	52,110
	New York City NY IDA Special Fac. Rev.
	(American Airlines Inc. J.F.K International
	Project)	7.500%	8/1/16	3,400	3,310
Total Taxable Municipal Bonds (Cost $117,239)					118,236
Tax-Exempt Municipal Bonds (0.3%)
	California GO CP	0.400%	11/4/09 LOC	4,350	4,350
	California GO CP	0.400%	11/4/09 LOC	16,249	16,249
	California GO CP	1.250%	11/4/09	19,860	19,859
	California GO CP	0.400%	11/5/09 LOC	6,968	6,968
	California GO CP	0.420%	11/5/09 LOC	11,345	11,346

4 California Housing Finance Agency Home
Mortgage Rev. VRDO	0.500%	8/1/37	6,850	6,850
4 California Housing Finance Agency Multifamily
Housing Rev. VRDO	0.500%	2/1/37	22,125	22,125
Total Tax-Exempt Municipal Bonds (Cost $87,747)				87,747

			Shares
Preferred Stocks (0.5%)
Southern California Edison Co. Pfd.	5.349%		1,234,390	107,845
Goldman Sachs Group Inc. Pfd.	4.000%		1,580,000	33,685
Santander Finance SA Unipersonal Pfd.	10.500%		311,773	8,530
General Electric Capital Corp. Pfd.	6.450%		300,000	7,452
Aspen Insurance Holdings Ltd. Pfd.	7.401%		262,600	5,331
Federal National Mortgage Assn. Pfd.	4.500%		934,000	747
7 Lehman Brothers Holdings Inc. Pfd.	7.250%		29,160	197
Total Preferred Stocks (Cost $236,952)				163,787
Temporary Cash Investment (8.0%)
Money Market Fund (8.0%)
8 Vanguard Market Liquidity Fund
(Cost $2,486,626)	0.225%		2,486,625,556	2,486,626
Total Investments (99.8%) (Cost $30,949,403)				31,200,942
Other Assets and Liabilities-Net (0.2%)				68,361
Net Assets (100%)				31,269,303

* Securities with a value of $2,235,000 have been segregated as collateral for open swap contracts.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 Securities with a value of $28,629,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
4 Adjustable-rate security.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $3,853,983,000, representing 12.3% of net assets.
7 Non-income-producing security--security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

Short-Term Investment-Grade Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
5-Year United States Treasury Note/Bond	December 2009	(5,393)	628,032	(2,967)
2-Year United States Treasury Note/Bond	December 2009	(2,880)	626,715	(1,662)
10-Year United States Treasury Note/Bond	December 2009	(933)	110,662	(1,918)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as

Short-Term Investment-Grade Fund

determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The fund has also entered into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Burlington Northern Sante Fe
Corp./Baa1	6/20/12	DBAG	18,400	—	0.400	8
Johnson & Johnson/Aaa	9/20/12	UBSAG	7,340	—	0.080	(40)
Johnson & Johnson/Aaa	9/20/12	GSCM	18,345	—	0.070	(103)
Lloyds TBS Bank/Aa3	6/20/14	DBAG	12,900	—	1.550	260

Short-Term Investment-Grade Fund

Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	12,700	—	(1.040)	(86)
Merrill Lynch & Co., Inc.	9/20/13	BOANA	14,700	—	(2.900)	(847)
Barclays Bank	3/20/10	BOANA	10,000	—	(2.450)	(81)
Citigroup Inc.	6/20/14	BOANA	34,200	(1,462)	(5.000)	(6,306)
Goldman Sachs Group, Inc.	6/20/10	JPMC	13,000	(203)	(1.000)	(205)
Wells Fargo	6/20/10	DBAG	11,000	(250)	(1.000)	(252)
Barclays Bank	6/20/10	BOANA	4,000	—	(1.680)	(33)
Banco Santander	6/20/14	BOANA	19,320	—	(1.680)	(483)
BBVA Senior Finance	6/20/14	DBAG	12,900	—	(0.950)	(46)
Wells Fargo	9/20/10	DBAG	12,000	45	(1.000)	41
						(8,173)

1 BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.

Total Return Swaps
				Floating	Unrealized
			Notional Interest Rate		Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)[2]	($000)
Commercial Mortgage-Backed Securities
Index	11/1/09	BARC	67,700	(0.250%)	—
1 BARC—Barclays Bank PLC.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional Interest Rate		Interest Rate	Appreciation
		Amount	Received	Received (Depreciation)
Termination Date	Counterparty[1]	($000)	(Paid)	(Paid)	($000)
5/18/10	BARC	48,900	2.550%	(0.430%)[3]	577
6/15/10	BARC	25,000	2.590%	(0.300%)[3]	339
6/15/10	BOANA	3,025	0.410%	(0.250%)[2]	1
9/30/10	BARC	683,814	3.440%	(0.280%)[3]	17,994
11/6/10	BARC	27,604	1.350%	(0.240%)[2]	229
11/6/10	BARC	67,554	1.350%	(0.240%)[2]	555
11/6/10	GSCM	74,194	1.360%	(0.240%)[2]	619
11/6/10	WFC	38,614	1.360%	(0.240%)[2]	323
11/15/10	WFC	29,300	1.080%	(0.250%)[2]	165

Short-Term Investment-Grade Fund

11/15/10	WFC	28,000	0.990%	(0.250%)[2]	132
11/15/10	GSCM	2,700	0.630%	(0.250%)[2]	3
12/15/10	WFC	17,550	1.020%	(0.250%)[2]	84
1/18/11	BOANA	6,830	0.740%	(0.250%)[2]	7
4/15/11	BOANA	25,400	1.050%	(0.250%)[2]	86
5/15/11	BOANA	123,735	1.560%	(0.250%)[2]	1,295
5/16/11	JPMC	5,640	1.090%	(0.250%)[2]	18
5/16/11	BOANA	3,400	0.940%	(0.250%)[2]	4
5/16/11	WFC	3,380	0.980%	(0.250%)[2]	6
6/15/11	GSCM	6,700	1.320%	(0.250%)[2]	42
6/15/11	WFC	1,325	1.320%	(0.250%)[2]	8
7/15/11	JPMC	15,200	1.290%	(0.250%)[2]	82
7/15/11	WFC	16,700	1.320%	(0.250%)[2]	99
7/15/11	BARC	112,500	1.200%	(0.250%)[2]	431
7/15/11	GSCM	16,000	1.300%	(0.250%)[2]	87
7/15/11	WFC	7,800	1.300%	(0.250%)[2]	43
7/15/11	GSCM	3,380	1.090%	(0.250%)[2]	6
7/15/11	BOANA	13,500	1.090%	(0.250%)[2]	27
7/15/11	WFC	5,195	1.030%	(0.230%)[2]	5
8/15/11	GSCM	3,400	1.090%	(0.230%)[2]	4
9/15/11	WFC	6,625	1.410%	(0.250%)[2]	40
9/15/11	BARC	15,796	1.400%	(0.250%)[2]	93
10/6/11	WFC	76,060	1.720%	(0.240%)[2]	874
10/6/11	BARC	76,060	1.720%	(0.240%)[2]	879
10/15/11	WFC	5,000	1.510%	(0.250%)[2]	36
10/21/11	WFC	31,800	1.340%	(0.290%)[3]	76
10/21/11	WFC	78,000	1.340%	(0.280%)[3]	183
11/15/11	GSCM	9,700	1.360%	(0.250%)[2]	34
11/15/11	WFC	13,900	1.480%	(0.250%)[2]	82
11/15/11	WFC	2,250	1.500%	(0.250%)[2]	14
12/6/11	WFC	180,666	2.020%	(0.310%)[3]	2,664
1/15/12	WFC	10,200	1.380%	(0.230%)[2]	18
2/6/12	WFC	61,196	1.490%	(0.240%)[2]	207
2/15/12	BOANA	36,100	1.770%	(0.250%)[2]	339
3/6/12	GSCM	55,124	1.500%	(0.240%)[2]	152
4/15/12	GSCM	8,940	1.540%	(0.250%)[2]	19
4/15/12	WFC	11,270	1.540%	(0.250%)[2]	24
4/16/12	WFC	5,075	1.990%	(0.250%)[2]	66
4/16/12	BOANA	890	1.570%	(0.250%)[2]	3
5/15/12	GSCM	89,500	1.900%	(0.250%)[2]	895
6/15/12	BARC	69,900	1.660%	(0.250%)[2]	189

Short-Term Investment-Grade Fund

6/15/12	BARC	3,280	1.680%	(0.250%)[2]	11
6/15/12	BARC	17,425	1.610%	(0.250%)[2]	28
6/15/12	WFC	55,500	1.570%	(0.250%)[2]	30
7/15/12	GSCM	41,000	1.730%	(0.250%)[2]	143
7/15/12	WFC	23,000	1.710%	(0.250%)[2]	68
7/15/12	BARC	36,250	1.680%	(0.230%)[2]	79
8/15/12	WFC	77,375	1.850%	(0.250%)[2]	418
8/20/12	WFC	29,300	1.770%	(0.250%)[2]	91
9/6/12	GSCM	88,131	2.070%	(0.240%)[2]	957
9/6/12	BOANA	88,131	2.070%	(0.240%)[2]	939
9/15/12	GSCM	62,700	1.860%	(0.250%)[2]	277
9/15/12	WFC	27,325	1.760%	(0.250%)[2]	43
10/15/12	WFC	5,260	1.800%	(0.250%)[2]	9
10/20/12	BARC	19,100	1.760%	(0.250%)[2]	4
10/20/12	BARC	18,900	2.040%	(0.250%)[2]	154
10/22/12	BOANA	10,950	2.450%	(0.250%)[2]	223
11/7/12	WFC	8,970	1.930%	(0.240%)[2]	42
11/15/12	WFC	6,650	1.900%	(0.250%)[2]	22
11/15/12	BARC	13,205	1.950%	(0.250%)[2]	63
12/6/12	BARC	94,300	2.330%	(0.310%)[3]	1,219
12/15/12	BOANA	11,000	2.210%	(0.300%)[3]	98
12/17/12	BARC	7,900	2.380%	(0.250%)[2]	131
12/17/12	BOANA	87,300	2.030%	(0.250%)[2]	524
12/17/12	WFC	26,400	2.260%	(0.290%)[3]	278
12/17/12	WFC	21,050	1.990%	(0.290%)[3]	50
2/15/13	WFC	3,900	1.960%	(0.250%)[2]	5
3/15/13	WFC	2,400	2.100%	(0.250%)[2]	12
3/15/13	WFC	6,600	2.170%	(0.250%)[2]	48
3/15/13	BARC	11,750	2.380%	(0.250%)[2]	166
6/15/13	GSCM	9,300	2.350%	(0.250%)[2]	92
7/15/13	BARC	10,000	2.530%	(0.250%)[2]	154
7/15/13	BOANA	54,488	2.190%	(0.250%)[2]	182
9/15/13	WFC	49,000	2.330%	(0.300%)[3]	148
9/16/13	GSCM	16,750	2.290%	(0.300%)[3]	24
11/17/13	JPMC	7,695	2.170%	(0.250%)[2]	(23)
12/1/13	GSCM	43,112	2.580%	(0.360%)[3]	411
12/1/13	WFC	128,237	2.580%	(0.360%)[3]	1,213
12/1/13	GSCM	128,237	2.580%	(0.360%)[3]	1,222
3/6/14	GSCM	128,659	2.450%	(0.240%)[2]	507
3/15/14	WFC	14,000	2.660%	(0.250%)[2]	171
5/15/14	GSCM	2,675	2.300%	(0.250%)[2]	(14)

Short-Term Investment-Grade Fund

8/15/14	WFC	78,750	2.680%	(0.250%)[2]	604
8/15/16	GSCM	11,460	3.030%	(0.250%)[2]	(16)
12/15/16	WFC	16,300	3.370%	(0.300%)[3]	200
2/15/17	WFC	85,000	3.370%	(0.250%)[2]	1,270
2/15/17	GSCM	45,000	3.430%	(0.250%)[2]	857
2/15/17	BARC	3,380	3.180%	(0.240%)[2]	8
					43,300

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank N.A.
2 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,358,197	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,226,287
Corporate Bonds	—	17,427,559	—
Sovereign Bonds	—	332,503	—
Taxable Municipal Bonds	—	118,236	—
Tax-Exempt Municipal Bonds	—	87,747	—
Preferred Stocks	163,787	—	—
Temporary Cash Investments	2,486,626	—	—
Futures Contracts—Assets[1]	1,811	—	—
Futures Contracts—Liabilities[1]	(8,714)	—	—
Swap Contracts—Assets	—	43,662	—
Swap Contracts—Liabilities	—	(8,535)	—
Total	2,643,510	28,585,656	—
1 Represents variation margin on the last day of the reporting period.

Short-Term Investment-Grade Fund

At October 31, 2009, the cost of investment securities for tax purposes was $30,949,422,000. Net unrealized appreciation of investment securities for tax purposes was $251,520,000, consisting of unrealized gains of $902,447,000 on securities that had risen in value since their purchase and $650,927,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (89.4%)
U.S. Government Securities (12.0%)
	United States Treasury Inflation Indexed
	Bonds	2.375%	4/15/11	108,700	122,226
	United States Treasury Inflation Indexed
	Bonds	2.000%	4/15/12	23,750	26,382
	United States Treasury Note/Bond	1.000%	9/30/11	68,400	68,624
	United States Treasury Note/Bond	1.000%	10/31/11	314,150	314,788
	United States Treasury Note/Bond	1.375%	10/15/12	36,400	36,366
					568,386
Agency Bonds and Notes (65.2%)
1	Federal Farm Credit Bank	2.125%	6/18/12	98,500	100,060
1	Federal Farm Credit Bank	2.625%	4/17/14	54,000	54,317
1	Federal Home Loan Banks	5.000%	5/13/11	80,000	85,054
1	Federal Home Loan Banks	5.250%	6/10/11	29,105	31,125
[1,2] Federal Home Loan Banks		1.375%	10/19/11	75,000	75,363
1	Federal Home Loan Banks	3.625%	6/8/12	25,000	26,345
1	Federal Home Loan Banks	1.625%	11/21/12	100,000	99,786
1	Federal Home Loan Banks	5.250%	9/13/13	35,000	38,936
[1,3] Federal Home Loan Banks		3.625%	10/18/13	50,000	52,908
1	Federal Home Loan Banks	4.875%	11/27/13	35,000	38,431
1	Federal Home Loan Banks	5.250%	6/18/14	50,000	56,030
[1,2] Federal Home Loan Mortgage Corp.		2.050%	3/9/11	100,000	100,651
[1,2] Federal Home Loan Mortgage Corp.		1.750%	4/20/11	34,645	34,862
1	Federal Home Loan Mortgage Corp.	1.125%	12/15/11	200,000	199,906
[1,2] Federal Home Loan Mortgage Corp.		1.750%	4/13/12	170,000	170,532
[1,2] Federal Home Loan Mortgage Corp.		2.200%	4/20/12	100,000	100,615
1	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	291,000	293,404
[1,2] Federal Home Loan Mortgage Corp.		2.000%	6/15/12	50,000	50,110
1	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	296,000	300,715
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	100,000	108,839
1	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	15,000	16,574
[1,2] Federal Home Loan Mortgage Corp.		3.250%	2/18/14	100,000	100,632
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	209,500	210,604
[1,2] Federal Home Loan Mortgage Corp.		3.625%	8/25/14	12,500	12,684
1	Federal National Mortgage Assn.	1.000%	11/23/11	21,000	20,967
1	Federal National Mortgage Assn.	1.875%	4/20/12	48,000	48,648
[1,2] Federal National Mortgage Assn.		2.150%	5/4/12	50,000	50,286
1	Federal National Mortgage Assn.	4.875%	5/18/12	500	543
[1,2] Federal National Mortgage Assn.		2.000%	9/28/12	100,000	100,216
1	Federal National Mortgage Assn.	2.750%	2/5/14	150,500	153,137
[1,2] Federal National Mortgage Assn.		3.375%	3/10/14	120,000	120,995
1	Federal National Mortgage Assn.	2.750%	3/13/14	50,000	50,876
[1,2] Federal National Mortgage Assn.		3.300%	7/30/14	30,000	30,256
[1,2] Federal National Mortgage Assn.		3.500%	8/25/14	45,000	45,490
1	Federal National Mortgage Assn.	3.000%	9/16/14	86,000	87,781
1	Federal National Mortgage Assn.	2.625%	11/20/14	31,000	31,015
					3,098,693
Conventional Mortgage-Backed Securities (10.0%)
[1,2] Fannie Mae Pool		6.500%	10/1/10–9/1/16	9,232	9,939

[1,2] Fannie Mae Pool	8.000%	10/1/14–9/1/15	1,708	1,846
[1,2] Fannie Mae Pool	7.500%	3/1/15–8/1/15	388	414
[1,2] Fannie Mae Pool	6.000%	4/1/17	5,554	5,979
[1,2] Fannie Mae Pool	5.000%	8/1/20–7/1/22	110,174	116,640
[1,2] Fannie Mae Pool	5.500%	11/1/21–12/1/22	43,565	46,379
[1,2] Fannie Mae Pool	4.000%	11/1/24	36,500	37,162
[1,2] Fannie Mae Pool	4.500%	11/1/24	20,000	20,775
[1,2] Freddie Mac Gold Pool	6.500%	9/1/11	102	105
[1,2] Freddie Mac Gold Pool	5.500%	2/1/16–11/1/24	30,431	32,599
[1,2] Freddie Mac Gold Pool	6.000%	1/1/23–11/1/24	47,038	50,410
[1,2] Freddie Mac Gold Pool	4.500%	4/1/23–7/1/24	87,172	90,676
[1,2] Freddie Mac Gold Pool	5.000%	7/1/23–11/1/24	61,192	64,646
				477,570
Nonconventional Mortgage-Backed Securities (2.2%)
[1,2] Fannie Mae Pool	2.798%	6/1/33	4,544	4,650
[1,2] Fannie Mae Pool	3.277%	10/1/33	4,580	4,725
[1,2] Fannie Mae Pool	3.444%	9/1/33	9,906	10,248
[1,2] Fannie Mae Pool	3.472%	8/1/34	3,574	3,643
[1,2] Fannie Mae Pool	3.483%	9/1/33	4,858	5,006
[1,2] Fannie Mae Pool	3.519%	8/1/33	716	749
[1,2] Fannie Mae Pool	3.545%	7/1/33	1,972	2,034
[1,2] Fannie Mae Pool	3.550%	8/1/33	3,984	4,105
[1,2] Fannie Mae Pool	3.587%	7/1/33	5,064	5,225
[1,2] Fannie Mae Pool	3.635%	8/1/33	1,596	1,646
[1,2] Fannie Mae Pool	3.845%	6/1/34	15,668	16,176
[1,2] Fannie Mae Pool	4.788%	6/1/38	3,650	3,811
[1,2] Fannie Mae Pool	6.298%	9/1/36	14,456	15,352
[1,2] Fannie Mae Pool	6.429%	9/1/36	11,979	12,733
[1,2] Freddie Mac Non Gold Pool	5.311%	11/1/38	4,377	4,603
[1,2] Freddie Mac Non Gold Pool	5.455%	8/1/33	2,180	2,244
[1,2] Freddie Mac Non Gold Pool	6.018%	5/1/36	6,869	7,270
				104,220
Total U.S. Government and Agency Obligations (Cost $4,189,895)				4,248,869
Temporary Cash Investments (22.2%)
Repurchase Agreements (22.2%)
Barclays Capital Inc.
(Dated 10/30/09, Repurchase Value
$354,379,000, collateralized by United
States Treasury Note/Bond 3.125%-
4.750%, 9/30/13-5/15/14)	0.060%	11/2/09	354,377	354,377
BNP Paribas Securities Corp.
(Dated 10/30/09, Repurchase Value
$350,002,000, collateralized by United
States Treasury Note/Bond 1.375%-
4.250%, 2/15/10-11/15/17)	0.060%	11/2/09	350,000	350,000
RBS Securities, Inc.
(Dated 10/30/09, Repurchase Value
$350,002,000, collateralized by Federal
Home Loan Bank 0.420%-5.750%,
11/13/09-12/9/22, Federal Home Loan
Mortgage Corp. 6.250%-6.750%, 9/15/29-
7/15/32, and Federal National Mortgage
Assn. 4.375%-7.250%, 9/13/10-8/6/38)	0.080%	11/2/09	350,000	350,000
Total Temporary Cash Investments (Cost $1,054,377)				1,054,377

Total Investments (111.6%) (Cost $5,244,272)	5,303,246
Other Assets and Liabilities-Net (-11.6%)	(549,499)
Net Assets (100%)	4,753,747

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Securities with a value of $3,174,000 have been segregated as initial margin for open futures contracts.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
2-Year United States Treasury Note/Bond	December 2009	(940)	204,553	(513)
5-Year United States Treasury Note/Bond	December 2009	1,144	133,222	271
10-Year United States Treasury Note/Bond	December 2009	(89)	10,556	(183)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Short-Term Federal Fund

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,248,869	—
Temporary Cash Investments	—	1,054,377	—
Futures Contracts—Assets[1]	1,342	—	—
Futures Contracts—Liabilities[1]	(964)	—	—
Total	378	5,303,246	—

1 Represents variation margin on the last day of the reporting period.

At October 31, 2009, the cost of investment securities for tax purposes was $5,258,970,000. Net unrealized appreciation of investment securities for tax purposes was $44,276,000, consisting of unrealized gains of $44,278,000 on securities that had risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of October 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (97.8%)
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	33,000	40,142
United States Treasury Note/Bond	3.000%	9/30/16	500	501
United States Treasury Note/Bond	7.875%	2/15/21	235,581	326,796
United States Treasury Note/Bond	8.125%	5/15/21	84,875	119,939
United States Treasury Note/Bond	8.125%	8/15/21	19,000	26,924
United States Treasury Note/Bond	7.250%	8/15/22	139,000	186,368
United States Treasury Note/Bond	7.125%	2/15/23	102,500	136,325
1 United States Treasury Note/Bond	6.250%	8/15/23	240,500	298,107
United States Treasury Note/Bond	7.625%	2/15/25	11,000	15,443
United States Treasury Note/Bond	6.375%	8/15/27	92,650	118,332
United States Treasury Note/Bond	6.125%	11/15/27	94,000	117,236
United States Treasury Note/Bond	5.250%	11/15/28	26,000	29,579
United States Treasury Note/Bond	6.125%	8/15/29	77,800	97,918
United States Treasury Note/Bond	5.375%	2/15/31	227,095	263,784
United States Treasury Note/Bond	4.750%	2/15/37	88,000	95,411
United States Treasury Note/Bond	5.000%	5/15/37	191,250	215,305
United States Treasury Note/Bond	4.375%	2/15/38	238,500	243,978
United States Treasury Note/Bond	3.500%	2/15/39	238,000	208,548
United States Treasury Note/Bond	4.250%	5/15/39	123,500	123,751
United States Treasury Note/Bond	4.500%	8/15/39	85,000	88,759
				2,753,146
Agency Bonds and Notes (0.9%)
Private Export Funding Corp.	4.950%	11/15/15	23,900	26,318
Total U.S. Government and Agency Obligations (Cost $2,625,559)				2,779,464
Temporary Cash Investment (0.2%)
Repurchase Agreement (0.2%)
Barclays Capital Inc.
(Dated 10/30/09, Repurchase Value
$6,940,000, collateralized by United States
Treasury Note/ Bond 6.875%, 8/15/25)
(Cost $6,940)	0.060%	11/2/09	6,940	6,940
Total Investments (98.9%) (Cost $2,632,499)				2,786,404
Other Assets and Liabilities-Net (1.1%)				30,257
Net Assets (100%)				2,816,661

1 Securities with a value of $2,727,000 have been segregated as initial margin for open futures contracts.

Vanguard Long-Term Treasury Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
2-Year United States Treasury Note/Bond	December 2009	(1,231)	267,877	(575)
10-Year United States Treasury Note/Bond	December 2009	352	41,750	102

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Treasury Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investment as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,779,464	—
Temporary Cash Investments	—	6,940	—
Futures Contracts—Assets[1]	162	—	—
Futures Contracts—Liabilities[1]	(423)	—	—
Total	(261)	2,786,404	—
1 Represents variation margin on the last day of the reporting period.

At October 31, 2009, the cost of investment securities for tax purposes was $2,647,498,000. Net unrealized appreciation of investment securities for tax purposes was $138,906,000, consisting of unrealized gains of $189,493,000 on securities that had risen in value since their purchase and $50,587,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.3%)
U.S. Government Securities (95.6%)
	United States Treasury Inflation Indexed
	Bonds	0.875%	4/15/10	20,000	22,839
	United States Treasury Inflation Indexed
	Bonds	2.375%	4/15/11	179,450	201,780
	United States Treasury Inflation Indexed
	Bonds	3.375%	1/15/12	10,000	13,008
	United States Treasury Inflation Indexed
	Bonds	3.000%	7/15/12	146,100	188,286
	United States Treasury Inflation Indexed
	Bonds	2.000%	1/15/14	30,000	36,779
	United States Treasury Note/Bond	1.250%	11/30/10	199,000	200,741
	United States Treasury Note/Bond	0.875%	12/31/10	260,000	261,219
	United States Treasury Note/Bond	0.875%	4/30/11	250,000	251,055
	United States Treasury Note/Bond	0.875%	5/31/11	300,000	301,218
	United States Treasury Note/Bond	1.000%	7/31/11	375,000	376,815
	United States Treasury Note/Bond	1.000%	9/30/11	45,000	45,148
	United States Treasury Note/Bond	4.500%	9/30/11	100,000	106,922
	United States Treasury Note/Bond	4.625%	10/31/11	20,000	21,488
1	United States Treasury Note/Bond	1.750%	11/15/11	705,000	716,788
	United States Treasury Note/Bond	4.500%	11/30/11	192,000	206,191
	United States Treasury Note/Bond	1.125%	12/15/11	346,300	347,384
	United States Treasury Note/Bond	4.625%	12/31/11	121,500	130,936
	United States Treasury Note/Bond	1.125%	1/15/12	580,000	581,090
	United States Treasury Note/Bond	1.875%	6/15/12	292,000	296,929
	United States Treasury Note/Bond	1.375%	9/15/12	375,000	375,116
	United States Treasury Note/Bond	1.375%	10/15/12	145,000	144,864
	United States Treasury Note/Bond	3.875%	2/15/13	40,000	42,938
	United States Treasury Note/Bond	3.125%	9/30/13	115,000	120,481
	United States Treasury Note/Bond	2.000%	11/30/13	338,500	339,400
	United States Treasury Note/Bond	1.500%	12/31/13	98,000	96,116
	United States Treasury Note/Bond	1.750%	1/31/14	150,000	148,429
	United States Treasury Note/Bond	1.875%	2/28/14	12,000	11,912
	United States Treasury Note/Bond	1.875%	4/30/14	100,000	98,922
	United States Treasury Note/Bond	2.250%	5/31/14	30,000	30,127
	United States Treasury Note/Bond	2.625%	6/30/14	30,000	30,572
	United States Treasury Note/Bond	2.625%	7/31/14	120,000	122,269
	United States Treasury Note/Bond	2.375%	8/31/14	85,000	85,399
	United States Treasury Note/Bond	2.375%	9/30/14	125,000	125,547
					6,078,708
Agency Bonds and Notes (1.7%)
2	Overseas Private Investment Corp.	7.450%	12/15/10	4,091	4,252
	Private Export Funding Corp.	7.200%	1/15/10	7,100	7,200
	Private Export Funding Corp.	7.250%	6/15/10	64,080	66,842
	Private Export Funding Corp.	6.070%	4/30/11	29,000	31,268
					109,562
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool		7.000%	11/1/15–3/1/16	1,072	1,150
[2,3] Freddie Mac Gold Pool		7.000%	9/1/15–1/1/16	357	382

[2,3] Freddie Mac Gold Pool	5.500%	4/1/16–5/1/16	498	532
				2,064
Total U.S. Government and Agency Obligations (Cost $6,102,380)				6,190,334
Temporary Cash Investment (2.2%)
Repurchase Agreement (2.2%)
Barclays Capital Inc.
(Dated 10/30/09, Repurchase Value
$135,460,000, collateralized by United
States Treasury Note/Bond 2.750%,
10/31/13) (Cost $135,459)	0.060%	11/2/09	135,459	135,459
Total Investments (99.5%) (Cost $6,237,839)				6,325,793
Other Assets and Liabilities-Net (0.5%)				34,776
Net Assets (100%)				6,360,569

1 Securities with a value of $6,965,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
2-Year United States Treasury Note/Bond	December 2009	(5,314)	1,156,376	(5,701)
5-Year United States Treasury Note/Bond	December 2009	611	71,153	193

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Treasury Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,190,334	—
Temporary Cash Investments	—	135,459	—
Futures Contracts—Assets[1]	237	—	—
Futures Contracts—Liabilities[1]	(1,827)	—	—
Total	(1,590)	6,325,793	—

1 Represents variation margin on the last day of the reporting period.

At October 31, 2009, the cost of investment securities for tax purposes was $6,258,841,000. Net unrealized appreciation of investment securities for tax purposes was $66,952,000, consisting of unrealized gains of $70,179,000 on securities that had risen in value since their purchase and $3,227,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.4%)
U.S. Government Securities (92.2%)
	United States Treasury Inflation Indexed
	Bonds	2.000%	7/15/14	50,000	60,365
	United States Treasury Inflation Indexed
	Bonds	1.625%	1/15/15	66,000	77,098
	United States Treasury Inflation Indexed
	Bonds	2.000%	1/15/16	133,300	152,386
	United States Treasury Note/Bond	3.125%	8/31/13	158,000	165,530
	United States Treasury Note/Bond	2.750%	10/31/13	195,000	201,306
	United States Treasury Note/Bond	1.875%	2/28/14	267,000	265,040
	United States Treasury Note/Bond	1.750%	3/31/14	145,000	142,938
	United States Treasury Note/Bond	1.875%	4/30/14	260,000	257,197
	United States Treasury Note/Bond	2.250%	5/31/14	250,000	251,055
	United States Treasury Note/Bond	2.625%	6/30/14	300,000	305,718
1	United States Treasury Note/Bond	4.000%	2/15/15	401,000	432,831
	United States Treasury Note/Bond	4.125%	5/15/15	229,000	248,215
	United States Treasury Note/Bond	4.250%	8/15/15	395,000	430,242
	United States Treasury Note/Bond	2.625%	2/29/16	975,000	965,094
	United States Treasury Note/Bond	2.375%	3/31/16	410,000	399,045
	United States Treasury Note/Bond	2.625%	4/30/16	72,000	71,044
	United States Treasury Note/Bond	3.125%	10/31/16	142,000	143,220
	United States Treasury Note/Bond	4.250%	11/15/17	30,000	32,236
	United States Treasury Note/Bond	3.500%	2/15/18	426,000	434,056
	United States Treasury Note/Bond	8.125%	8/15/19	68,000	94,424
	United States Treasury Note/Bond	8.750%	8/15/20	114,000	166,209
	United States Treasury Note/Bond	7.875%	2/15/21	130,000	180,335
	United States Treasury Note/Bond	8.125%	5/15/21	35,000	49,459
	United States Treasury Note/Bond	8.125%	8/15/21	92,000	130,367
					5,655,410
Agency Bonds and Notes (5.3%)
	Egypt Government AID Bonds	4.450%	9/15/15	40,000	42,632
2	Overseas Private Investment Corp.	7.600%	12/15/12	11,866	12,829
2	Overseas Private Investment Corp.	7.050%	11/15/13	15,938	17,482
	Private Export Funding Corp.	7.200%	1/15/10	12,900	13,081
	Private Export Funding Corp.	7.250%	6/15/10	135,920	141,779
	Private Export Funding Corp.	6.070%	4/30/11	51,000	54,988
	Private Export Funding Corp.	5.685%	5/15/12	10,000	11,033
	Private Export Funding Corp.	4.950%	11/15/15	25,600	28,190
					322,014
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Freddie Mac Gold Pool		7.000%	5/1/15–3/1/16	419	448
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–5/1/16	1,396	1,491
					1,939
Nonconventional Mortgage-Backed Securities (0.9%)
[2,3] Fannie Mae Grantor Trust		5.763%	12/25/11	20,000	21,566
[2,3] Fannie Mae Grantor Trust		7.300%	5/25/10	30,000	30,985
					52,551

Total U.S. Government and Agency Obligations (Cost $5,905,055)				6,031,914
Temporary Cash Investment (0.9%)
Repurchase Agreement (0.9%)
Barclays Capital Inc.
(Dated 10/30/09, Repurchase Value
$53,919,000, collateralized by United
States Treasury Note/Bond 1.500%,
10/31/10) (Cost $53,919)	0.060%	11/2/09	53,919	53,919
Total Investments (99.3%) (Cost $5,958,974)				6,085,833
Other Assets and Liabilities-Net (0.7%)				45,248
Net Assets (100%)				6,131,081

1 Securities with a value of $8,095,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
2-Year United States Treasury Note/Bond	December 2009	(2,402)	522,698	(1,123)
5-Year United States Treasury Note/Bond	December 2009	(1,719)	200,183	(2,357)
10-Year United States Treasury Note/Bond	December 2009	1,647	195,350	897

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Intermediate-Term Treasury Fund

gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,031,914	—
Temporary Cash Investments	—	53,919	—
Futures Contracts—Assets[1]	1,290	—	—
Futures Contracts—Liabilities[1]	(1,873)	—	—
Total	(583)	6,085,833	—

1 Represents variation margin on the last day of the reporting period.

At October 31, 2009, the cost of investment securities for tax purposes was $5,983,281,000. Net unrealized appreciation of investment securities for tax purposes was $102,552,000, consisting of unrealized gains of $120,129,000 on securities that had risen in value since their purchase and $17,577,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.6%)
U.S. Government Securities (2.6%)
	United States Treasury Note/Bond	4.875%	7/31/11	78,020	83,628
	United States Treasury Note/Bond	4.000%	11/15/12	69,315	74,719
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	61,994
	United States Treasury Note/Bond	2.250%	5/31/14	75,000	75,317
Total U.S. Government and Agency Obligations (Cost $279,103)					295,658
Corporate Bonds (92.8%)
Finance (8.7%)
	Banking (4.8%)
	BAC Capital Trust XI	6.625%	5/23/36	100,245	87,201
	Bank of America NA	5.300%	3/15/17	88,500	86,307
	BankAmerica Capital II	8.000%	12/15/26	14,590	14,116
	Capital One Capital V	10.250%	8/15/39	48,480	55,314
1	Citigroup Capital XXI	8.300%	12/21/57	111,575	102,649
	Citigroup Inc.	5.000%	9/15/14	54,790	54,021
	Citigroup Inc.	5.500%	2/15/17	91,760	89,098
	Goldman Sachs Group Inc.	6.750%	10/1/37	28,685	30,183
	NB Capital Trust IV	8.250%	4/15/27	24,250	23,522

	Finance Companies (1.8%)
2	CIT Group Funding Co. of Delaware LLC	5.200%	6/1/15	30,300	29,088
^,3 CIT Group Inc.		4.125%	11/3/09	9,680	6,486
^	CIT Group Inc.	5.800%	7/28/11	9,710	6,263
^	CIT Group Inc.	7.625%	11/30/12	9,725	6,224
	CIT Group Inc.	5.000%	2/13/14	15,190	9,798
	CIT Group Inc.	5.125%	9/30/14	5,704	3,736
	CIT Group Inc.	5.000%	2/1/15	45,250	29,412
	CIT Group Inc.	5.400%	1/30/16	20,000	13,000
	CIT Group Inc.	5.850%	9/15/16	9,496	6,172
	CIT Group Inc.	5.650%	2/13/17	26,940	17,511
4	GMAC Inc.	8.000%	11/1/31	27,815	23,643
4	Reynolds Group DL Escrow Inc./Reynolds
	Group Escrow LLC	7.750%	10/15/16	53,800	53,098

	Insurance (1.8%)
	Coventry Health Care Inc.	6.125%	1/15/15	8,290	8,019
1	Hartford Financial Services Group Inc.	8.125%	6/15/38	69,610	64,645
4	MetLife Capital Trust IV	7.875%	12/15/37	29,325	28,963
4	MetLife Capital Trust X	9.250%	4/8/33	33,000	36,984
	Provident Cos. Inc.	7.000%	7/15/18	31,750	30,752
	Unum Group	7.125%	9/30/16	7,030	7,247
	Unum Group	6.750%	12/15/28	20,560	16,392
	Unum Group	7.375%	6/15/32	6,295	4,504

Other Finance (0.3%)
	Lender Processing Services Inc.	8.125%	7/1/16	30,335	31,852
					976,200

Industrial (74.8%)
	Basic Industry (10.1%)
	Arch Western Finance LLC	6.750%	7/1/13	80,530	78,114
4	Ashland Inc.	9.125%	6/1/17	24,880	26,870
[2,5] Calpine Corp. Bank Loan		3.165%	3/29/14	1	1
	Cascades Inc.	7.250%	2/15/13	10,635	10,396
[2,5] CIT Group Exp TL Bank Loan		9.750%	1/18/12	24,500	25,388
[2,5] CIT Group Inc. Bank Loan		13.000%	1/18/12	23,540	24,393
4	Drummond Co. Inc.	9.000%	10/15/14	6,010	6,100
[2,5] Federal Mogul Term B Bank Loan		0.000%	12/27/15	48,280	36,965
[2,5] Federal Mogul Term C Bank Loan		0.000%	12/27/15	24,570	18,812
2	First Data Corp.	3.032%	9/24/14	509	436
2	First Data Corp.	3.036%	9/24/14	9,211	7,891
[2,5] First Data TLB-1 Bank Loan		2.994%	9/24/14	10,733	9,215
[2,5] First Data TLB-1 Bank Loan		2.994%	9/24/14	17,819	15,299
[2,5] First Data TLB-1 Bank Loan		2.994%	9/24/14	13,278	11,401
[2,5] First Data TLB-1 Bank Loan		2.994%	9/24/14	1,835	1,575
[2,5] First Data TLB-1 Bank Loan		2.994%	9/24/14	2,619	2,249
[2,5] First Data TLB-1 Bank Loan		3.032%	9/24/14	611	525
[2,5] First Data TLB-1 Bank Loan		3.032%	9/24/14	1,015	871
[2,5] First Data TLB-1 Bank Loan		3.032%	9/24/14	756	649
[2,5] First Data TLB-1 Bank Loan		3.032%	9/24/14	105	90
[2,5] First Data TLB-1 Bank Loan		3.032%	9/24/14	149	128
[2,5] First Data TLB-1 Bank Loan		3.036%	9/24/14	56	48
[2,5] First Data TLB-1 Bank Loan		3.036%	9/24/14	80	68
[2,5] First Data TLB-1 Bank Loan		3.036%	9/24/14	326	280
[2,5] First Data TLB-1 Bank Loan		3.036%	9/24/14	542	465
[2,5] First Data TLB-1 Bank Loan		3.036%	9/24/14	404	347
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	34,805	37,241
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	104,410	112,241
[2,5] Freescale Semiconductor Inc Bank Loan		1.996%	12/1/13	2,000	1,620
[2,5] Freescale Semiconductor Inc Bank Loan		1.996%	12/1/13	46,480	37,648
[2,5] Freescale Semiconductor Inc Bank Loan		1.996%	12/1/13	25,000	20,250
	Georgia-Pacific LLC	8.125%	5/15/11	23,675	24,652
4	Georgia-Pacific LLC	7.125%	1/15/17	78,040	79,211
	Georgia-Pacific LLC	8.000%	1/15/24	19,405	19,696
	International Paper Co.	0.000%			—
	Methanex Corp.	8.750%	8/15/12	28,910	29,669
	Mosaic Global Holdings Inc.	7.300%	1/15/28	21,140	21,774
	Neenah Paper Inc.	7.375%	11/15/14	28,380	24,123
	Novelis Inc./GA	7.250%	2/15/15	93,555	83,732
[2,5] Rite Aid Bank Loan		9.500%	6/15/15	20,670	21,299
	Solutia Inc.	8.750%	11/1/17	6,570	6,767
	Teck Resources Ltd.	9.750%	5/15/14	19,455	21,887
	Teck Resources Ltd.	10.750%	5/15/19	26,475	30,983
	Teck Resources Ltd.	6.125%	10/1/35	29,700	25,246
4	Terra Capital Inc.	7.750%	11/1/19	11,625	11,683
	United States Steel Corp.	6.050%	6/1/17	14,185	13,050
	United States Steel Corp.	7.000%	2/1/18	83,540	79,781
4	Vedanta Resources PLC	8.750%	1/15/14	9,725	9,646
4	Vedanta Resources PLC	9.500%	7/18/18	77,190	77,404
	Weyerhaeuser Co.	7.375%	10/1/19	37,950	38,908
	Weyerhaeuser Co.	7.375%	3/15/32	34,050	31,227

	Capital Goods (3.8%)
	Alliant Techsystems Inc.	6.750%	4/1/16	25,410	25,156
	Ball Corp.	7.125%	9/1/16	3,380	3,456
	Ball Corp.	6.625%	3/15/18	18,800	18,424

	Ball Corp.	7.375%	9/1/19	4,890	5,024
4	Case New Holland Inc.	7.750%	9/1/13	23,465	23,289
	Case New Holland Inc.	7.125%	3/1/14	64,950	63,489
	Crown Americas LLC / Crown Americas
	Capital Corp.	7.625%	11/15/13	16,740	17,075
	Crown Americas LLC / Crown Americas
	Capital Corp.	7.750%	11/15/15	20,635	21,151
	L-3 Communications Corp.	6.375%	10/15/15	15,640	15,523
	Owens Corning	6.500%	12/1/16	29,047	28,729
	Owens Corning	9.000%	6/15/19	40,615	44,067
	Owens-Brockway Glass Container Inc.	8.250%	5/15/13	2,915	2,980
	Owens-Brockway Glass Container Inc.	7.375%	5/15/16	3,385	3,419
	Textron Financial Corp.	5.400%	4/28/13	31,850	31,276
	TransDigm Inc.	7.750%	7/15/14	9,680	9,777
4	TransDigm Inc.	7.750%	7/15/14	16,960	17,129
	United Rentals North America Inc.	6.500%	2/15/12	68,015	67,080
4	United Rentals North America Inc.	10.875%	6/15/16	29,190	31,671

	Communication (16.8%)
4	Cablevision Systems Corp.	8.625%	9/15/17	53,150	55,143
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	8.750%	11/15/13	19,450	21,103
2,4,Charter Communications Operating LLC /
6 Charter Communications Operating Capital		10.000%	4/30/12	101,960	103,744
3,4,Charter Communications Operating LLC /
6 Charter Communications Operating Capital		10.375%	4/30/14	76,940	78,286
	Cincinnati Bell Inc.	8.250%	10/15/17	48,625	48,139
	Cricket Communications Inc.	9.375%	11/1/14	60,380	58,644
	Cricket Communications Inc.	10.000%	7/15/15	2,430	2,387
4	Cricket Communications Inc.	7.750%	5/15/16	19,395	19,347
4	CSC Holdings Inc./United States	8.500%	4/15/14	20,540	21,747
	CSC Holdings Inc./United States	7.875%	2/15/18	29,580	30,504
	CSC Holdings Inc./United States	7.625%	7/15/18	79,045	80,824
4	CSC Holdings Inc./United States	8.625%	2/15/19	10,520	11,309
	Frontier Communications Corp.	8.250%	5/1/14	58,395	60,001
	Frontier Communications Corp.	8.125%	10/1/18	58,200	58,346
	GCI Inc.	7.250%	2/15/14	53,475	51,737
	Intelsat Corp.	9.250%	8/15/14	58,350	59,079
	Intelsat Jackson Holdings Ltd.	9.500%	6/15/16	6,705	7,023
4	Intelsat Jackson Holdings Ltd.	8.500%	11/1/19	11,335	11,335
	Intelsat Ltd.	7.625%	4/15/12	33,950	33,271
	Intelsat Ltd.	6.500%	11/1/13	46,555	42,947
	Intelsat Subsidiary Holding Co. Ltd.	8.500%	1/15/13	61,265	62,031
4	Intelsat Subsidiary Holding Co. Ltd.	8.875%	1/15/15	18,095	18,366
	Interpublic Group of Cos. Inc.	6.250%	11/15/14	24,300	22,872
	Interpublic Group of Cos. Inc.	10.000%	7/15/17	26,670	28,804
	Lamar Media Corp.	7.250%	1/1/13	11,670	11,378
	Lamar Media Corp.	6.625%	8/15/15	18,680	17,839
	Liberty Media LLC	5.700%	5/15/13	85,150	81,105
	Liberty Media LLC	8.500%	7/15/29	9,730	8,806
	Liberty Media LLC	8.250%	2/1/30	44,115	39,704
	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	47,845	48,323
3	Medianews Group Inc.	6.875%	10/1/13	26,317	3
	MetroPCS Wireless Inc.	9.250%	11/1/14	23,170	23,170
	MetroPCS Wireless Inc.	9.250%	11/1/14	68,110	68,110
1	Quebecor Media Inc.	7.750%	3/15/16	42,795	42,153
	Quebecor Media Inc.	7.750%	3/15/16	48,600	47,871

	Qwest Capital Funding Inc.	7.900%	8/15/10	12,740	12,899
	Qwest Capital Funding Inc.	7.250%	2/15/11	29,175	29,211
	Qwest Communications International Inc.	7.250%	2/15/11	6,810	6,793
	Qwest Communications International Inc.	7.500%	2/15/14	24,000	23,580
4	Qwest Communications International Inc.	8.000%	10/1/15	25,000	24,813
	Qwest Corp.	8.875%	3/15/12	90,455	94,752
	Qwest Corp.	7.500%	10/1/14	10,505	10,584
	Qwest Corp.	6.875%	9/15/33	27,265	22,766
4	SBA Telecommunications Inc.	8.000%	8/15/16	11,105	11,466
4	SBA Telecommunications Inc.	8.250%	8/15/19	11,105	11,577
4	Sinclair Television Group Inc.	9.250%	11/1/17	25,325	25,198
	Sprint Capital Corp.	7.625%	1/30/11	45,050	45,557
	Sprint Capital Corp.	6.900%	5/1/19	24,395	21,102
	Sprint Nextel Corp.	6.000%	12/1/16	31,700	27,302
	Videotron Ltee	9.125%	4/15/18	15,655	16,986
4	Videotron Ltee	9.125%	4/15/18	9,725	10,552
4	Wind Acquisition Finance SA	11.750%	7/15/17	51,425	58,817
	Windstream Corp.	8.125%	8/1/13	11,565	12,028
	Windstream Corp.	8.625%	8/1/16	18,090	18,497
4	Windstream Corp.	7.875%	11/1/17	13,610	13,678
	Windstream Corp.	7.000%	3/15/19	9,720	9,210

	Consumer Cyclical (12.8%)
	AMC Entertainment Inc.	8.000%	3/1/14	23,190	22,030
	AMC Entertainment Inc.	8.750%	6/1/19	42,420	43,480
	Corrections Corp. of America	6.250%	3/15/13	12,065	12,005
	Corrections Corp. of America	6.750%	1/31/14	6,300	6,237
[2,5] Ford Motor Credit Co. Bank Loan		3.250%	12/15/13	9,511	8,454
[2,5] Ford Motor Credit Co. Bank Loan		3.290%	12/15/13	145,250	129,114
	Ford Motor Credit Co. LLC	7.000%	10/1/13	124,665	118,120
	Ford Motor Credit Co. LLC	8.000%	12/15/16	40,750	39,120
	Goodyear Tire & Rubber Co.	7.857%	8/15/11	5,000	5,088
	Goodyear Tire & Rubber Co.	8.625%	12/1/11	19,400	19,982
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	9,690	10,465
	Host Hotels & Resorts LP	7.000%	8/15/12	21,000	21,052
	Host Hotels & Resorts LP	7.125%	11/1/13	79,045	78,156
	Host Hotels & Resorts LP	6.875%	11/1/14	41,280	40,351
	Host Hotels & Resorts LP	6.750%	6/1/16	7,790	7,420
	Macy's Retail Holdings Inc.	5.350%	3/15/12	32,000	31,400
	Macy's Retail Holdings Inc.	5.900%	12/1/16	32,070	29,745
	Macy's Retail Holdings Inc.	7.450%	7/15/17	23,820	23,433
	Macy's Retail Holdings Inc.	6.700%	7/15/34	9,285	7,567
	Marquee Holdings Inc.	9.505%	8/15/14	38,405	31,876
	MGM Mirage	8.500%	9/15/10	63,725	62,849
	MGM Mirage	6.750%	9/1/12	34,305	29,417
4	MGM Mirage	10.375%	5/15/14	16,470	17,541
4	MGM Mirage	11.125%	11/15/17	18,780	20,658
	Navistar International Corp.	8.250%	11/1/21	44,890	43,768
4	QVC Inc.	7.500%	10/1/19	42,560	42,560
	Rite Aid Corp.	9.750%	6/12/16	23,335	25,289
	Rite Aid Corp.	10.375%	7/15/16	38,900	39,289
	Rite Aid Corp.	7.500%	3/1/17	22,610	20,236
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	27,221
	Seneca Gaming Corp.	7.250%	5/1/12	28,640	27,638
	Service Corp. International/US	7.375%	10/1/14	15,605	15,605
	Service Corp. International/US	6.750%	4/1/16	25,283	24,651
	Service Corp. International/US	7.000%	6/15/17	43,665	42,573
	Service Corp. International/US	7.625%	10/1/18	35,040	34,777

Tenneco Inc.	10.250%	7/15/13	24,697	25,376
4 TRW Automotive Inc.	7.000%	3/15/14	96,785	90,494
4 TRW Automotive Inc.	7.250%	3/15/17	44,280	40,516
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	6.625%	12/1/14	55,385	52,616
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	6.625%	12/1/14	36,780	34,941
4 Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	34,000	33,405

Consumer Noncyclical (13.5%)
4 ACCO Brands Corp.	10.625%	3/15/15	9,275	10,087
ARAMARK Corp.	8.500%	2/1/15	100,435	101,439
Bio-Rad Laboratories Inc.	7.500%	8/15/13	6,550	6,648
Bio-Rad Laboratories Inc.	6.125%	12/15/14	10,295	9,986
4 Bio-Rad Laboratories Inc.	8.000%	9/15/16	12,800	13,184
Biomet Inc.	10.000%	10/15/17	56,740	61,421
Biomet Inc.	11.625%	10/15/17	16,995	18,737
CHS/Community Health Systems Inc.	8.875%	7/15/15	120,105	123,708
Constellation Brands Inc.	7.250%	9/1/16	65,188	65,188
Constellation Brands Inc.	7.250%	5/15/17	26,605	26,672
2 Elan Finance PLC/Elan Finance Corp.	4.440%	11/15/11	31,930	29,695
Elan Finance PLC/Elan Finance Corp.	8.875%	12/1/13	47,530	46,461
4 Elan Finance PLC/Elan Finance Corp.	8.750%	10/15/16	53,305	49,240
HCA Inc./DE	5.750%	3/15/14	9,135	8,496
HCA Inc./DE	6.375%	1/15/15	96,955	91,501
HCA Inc./DE	6.500%	2/15/16	69,575	65,227
HCA Inc./DE	9.250%	11/15/16	99,230	103,695
4 HCA Inc./DE	9.875%	2/15/17	37,945	40,791
4 HCA Inc./DE	8.500%	4/15/19	23,905	25,339
HCA Inc./DE	7.690%	6/15/25	4,510	3,856
IASIS Healthcare LLC / IASIS Capital Corp.	8.750%	6/15/14	22,370	22,929
Omnicare Inc.	6.125%	6/1/13	6,565	6,270
Omnicare Inc.	6.750%	12/15/13	18,335	17,647
Omnicare Inc.	6.875%	12/15/15	15,615	14,912
Reynolds American Inc.	7.300%	7/15/15	35,500	37,364
Smithfield Foods Inc.	7.000%	8/1/11	26,650	25,817
4 Smithfield Foods Inc.	10.000%	7/15/14	30,020	31,446
Smithfield Foods Inc.	7.750%	7/1/17	63,120	51,916
SUPERVALU Inc.	7.500%	5/15/12	12,765	13,116
SUPERVALU Inc.	7.500%	11/15/14	39,355	39,207
SUPERVALU Inc.	8.000%	5/1/16	13,605	13,809
4 Talecris Biotherapeutics Holdings Corp.	7.750%	11/15/16	13,710	13,950
Tenet Healthcare Corp.	7.375%	2/1/13	13,755	13,342
Tenet Healthcare Corp.	9.250%	2/1/15	11,445	11,903
4 Tenet Healthcare Corp.	9.000%	5/1/15	43,890	46,414
4 Tenet Healthcare Corp.	10.000%	5/1/18	19,525	21,477
4 Tenet Healthcare Corp.	8.875%	7/1/19	63,575	68,105
Tyson Foods Inc.	8.250%	10/1/11	20,470	21,636
Tyson Foods Inc.	10.500%	3/1/14	27,910	31,909
Tyson Foods Inc.	7.850%	4/1/16	47,695	49,319
Ventas Realty LP / Ventas Capital Corp.	6.625%	10/15/14	24,485	23,873
Ventas Realty LP / Ventas Capital Corp.	7.125%	6/1/15	16,405	16,200
Ventas Realty LP / Ventas Capital Corp.	6.500%	6/1/16	17,655	16,905

Energy (10.8%)
4 Arch Coal Inc.	8.750%	8/1/16	14,090	14,407
4 Calpine Corp.	7.250%	10/15/17	86,753	82,415

Chesapeake Energy Corp.	9.500%	2/15/15	15,900	17,172
Chesapeake Energy Corp.	6.625%	1/15/16	48,625	46,437
Chesapeake Energy Corp.	6.875%	1/15/16	39,920	38,423
Chesapeake Energy Corp.	6.500%	8/15/17	72,645	67,923
Chesapeake Energy Corp.	6.250%	1/15/18	45,220	41,376
Complete Production Services Inc.	8.000%	12/15/16	855	808
Encore Acquisition Co.	6.250%	4/15/14	5,010	4,734
Encore Acquisition Co.	6.000%	7/15/15	17,645	16,410
Encore Acquisition Co.	9.500%	5/1/16	17,845	19,005
Forest Oil Corp.	8.000%	12/15/11	14,400	14,760
Forest Oil Corp.	7.750%	5/1/14	11,805	11,628
Forest Oil Corp.	7.250%	6/15/19	31,115	29,015
Hornbeck Offshore Services Inc.	6.125%	12/1/14	36,695	34,035
4 Hornbeck Offshore Services Inc.	8.000%	9/1/17	16,565	16,399
Newfield Exploration Co.	6.625%	4/15/16	23,985	23,565
Newfield Exploration Co.	7.125%	5/15/18	56,260	56,682
Peabody Energy Corp.	6.875%	3/15/13	23,535	23,712
Peabody Energy Corp.	7.375%	11/1/16	69,675	70,372
Peabody Energy Corp.	7.875%	11/1/26	47,685	47,029
PetroHawk Energy Corp.	9.125%	7/15/13	13,465	13,970
PetroHawk Energy Corp.	10.500%	8/1/14	32,320	35,067
PetroHawk Energy Corp.	7.875%	6/1/15	27,920	28,060
4 Petroplus Finance Ltd.	6.750%	5/1/14	47,800	44,335
4 Petroplus Finance Ltd.	7.000%	5/1/17	42,225	37,897
Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	33,342
Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	66,149
Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	36,926
Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	10,964
Plains Exploration & Production Co.	7.750%	6/15/15	9,715	9,642
Plains Exploration & Production Co.	7.000%	3/15/17	15,685	14,940
Plains Exploration & Production Co.	7.625%	6/1/18	17,780	17,380
Pride International Inc.	7.375%	7/15/14	41,000	42,333
Range Resources Corp.	7.500%	10/1/17	19,450	19,547
4 SandRidge Energy Inc.	9.875%	5/15/16	6,745	7,150
4 SandRidge Energy Inc.	8.000%	6/1/18	36,345	36,072
Southwestern Energy Co.	7.500%	2/1/18	44,155	45,369
Whiting Petroleum Corp.	7.250%	5/1/12	17,725	17,769
Whiting Petroleum Corp.	7.250%	5/1/13	19,910	19,960
Whiting Petroleum Corp.	7.000%	2/1/14	2,635	2,628

Other Industrial (0.7%)
RBS Global Inc. / Rexnord LLC	9.500%	8/1/14	31,150	30,839
Virgin Media Finance PLC	9.500%	8/15/16	43,375	45,869

Technology (4.3%)
Affiliated Computer Services Inc.	5.200%	6/1/15	30,510	29,747
Alcatel-Lucent USA Inc.	6.450%	3/15/29	73,965	58,063
Flextronics International Ltd.	6.500%	5/15/13	8,842	8,798
Flextronics International Ltd.	6.250%	11/15/14	30,975	30,046
Freescale Semiconductor Inc.	8.875%	12/15/14	64,180	51,986
Iron Mountain Inc.	8.000%	6/15/20	17,475	17,737
Iron Mountain Inc.	8.375%	8/15/21	32,030	33,231
Jabil Circuit Inc.	7.750%	7/15/16	10,690	11,171
Jabil Circuit Inc.	8.250%	3/15/18	8,745	9,357
Seagate Technology HDD Holdings	6.375%	10/1/11	15,130	15,508
Seagate Technology HDD Holdings	6.800%	10/1/16	33,035	32,787
4 Seagate Technology International/Cayman
Islands	10.000%	5/1/14	48,540	54,122

Sensata Technologies BV	8.000%	5/1/14	14,520	13,649
Sungard Data Systems Inc.	9.125%	8/15/13	68,250	69,274
4 Unisys Corp.	12.750%	10/15/14	40,280	43,905

Transportation (2.0%)
2 Avis Budget Car Rental LLC/Avis Budget
Finance Inc.	2.940%	5/15/14	8,045	6,376
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.	7.625%	5/15/14	37,785	34,006
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.	7.750%	5/15/16	26,250	23,494
1 Continental Airlines Inc.	9.798%	4/1/21	30,748	24,906
Continental Airlines Inc.	6.903%	4/19/22	20,905	17,978
Hertz Corp.	8.875%	1/1/14	78,785	79,573
Hertz Corp.	10.500%	1/1/16	32,355	33,730
				8,389,159
Utilities (9.3%)
Electric (7.7%)
4 AES Corp.	8.750%	5/15/13	19,789	20,185
AES Corp.	7.750%	10/15/15	49,640	49,888
AES Corp.	8.000%	10/15/17	18,905	19,094
AES Corp.	8.000%	6/1/20	19,980	19,980
Dynegy Holdings Inc.	8.375%	5/1/16	55,465	51,721
Dynegy Holdings Inc.	7.750%	6/1/19	44,450	37,449
Edison Mission Energy	7.500%	6/15/13	11,865	11,034
Edison Mission Energy	7.000%	5/15/17	34,385	27,766
Edison Mission Energy	7.200%	5/15/19	33,675	26,772
Energy Future Holdings Corp.	5.550%	11/15/14	64,890	46,721
Energy Future Holdings Corp.	6.500%	11/15/24	77,300	36,524
Energy Future Holdings Corp.	6.550%	11/15/34	66,345	30,685
4 Intergen NV	9.000%	6/30/17	57,635	59,796
4 Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	12,075
Mirant North America LLC	7.375%	12/31/13	69,140	68,276
NRG Energy Inc.	7.250%	2/1/14	30,145	29,994
NRG Energy Inc.	7.375%	2/1/16	94,705	94,468
NRG Energy Inc.	7.375%	1/15/17	69,725	69,202
RRI Energy Inc.	6.750%	12/15/14	61,078	62,300
RRI Energy Inc.	7.875%	6/15/17	24,850	24,104
Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	87,525	62,362

Natural Gas (1.6%)
El Paso Corp.	12.000%	12/12/13	16,685	19,104
El Paso Corp.	7.000%	6/15/17	21,395	21,288
El Paso Corp.	7.250%	6/1/18	66,150	65,985
Kinder Morgan Finance Co. ULC	5.700%	1/5/16	19,450	18,502
Suburban Propane Partners LP/Suburban
Energy Finance Corp.	6.875%	12/15/13	9,978	9,828
Williams Cos. Inc.	7.500%	1/15/31	26,750	27,648
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	13,625	13,523
				1,036,274
Total Corporate Bonds (Cost $10,233,007)				10,401,633
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
4 Fibria Overseas Finance Ltd.	9.250%	10/30/19	44,770	46,337
4 Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	31,322
Total Sovereign Bonds (Cost $71,089)				77,659

Temporary Cash Investments (5.7%)
Repurchase Agreement (3.2%)
J.P. Morgan Securities Inc. (Dated 10/30/09,
Repurchase Value $359,102,000
collateralized by Federal National Mortgage
Assn. 0.000%, 10/1/18-10/1/47)	0.070%	11/2/09	359,100	359,100

			Shares
Money Market Fund (2.5%)
[7,8] Vanguard Market Liquidity Fund	0.225%		275,837,000	275,837
Total Temporary Cash Investments (Cost $634,937)				634,937
Total Investments (101.8%) (Cost $11,218,136)				11,409,887
Other Assets and Liabilities-Net (-1.8%)[7]				(200,711)
Net Assets (100%)				11,209,176

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $267,511,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Adjustable-rate security.
3 Non-income-producing security--security in default.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $1,972,693,000, representing 17.6% of net assets.
5 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October
31, 2009, the aggregate value of these securities was $367,154,000, representing 3.3% of net assets.
6 Issuer has filed for bankruptcy; however, no interest payments have been missed.
7 Includes $275,836,000 of collateral received for securities on loan.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

High-Yield Corporate Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	295,658	—
Corporate Bonds	—	10,401,633	—
Sovereign Bonds	—	77,659	—
Temporary Cash Investments	275,837	359,100	—
Total	275,837	11,134,050	—

At October 31, 2009, the cost of investment securities for tax purposes was $11,218,136,000. Net unrealized appreciation of investment securities for tax purposes was $191,751,000, consisting of unrealized gains of $490,206,000 on securities that had risen in value since their purchase and $298,455,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.0%)
U.S. Government Securities (1.9%)
	United States Treasury Note/Bond	0.875%	5/31/11	7,600	7,631
	United States Treasury Note/Bond	2.250%	5/31/14	1,200	1,205
	United States Treasury Note/Bond	2.625%	6/30/14	113,010	115,164
	United States Treasury Note/Bond	4.125%	5/15/15	28,000	30,349
	United States Treasury Note/Bond	4.500%	11/15/15	10,000	11,031
	United States Treasury Note/Bond	2.375%	3/31/16	2,000	1,947
	United States Treasury Note/Bond	2.625%	4/30/16	4,700	4,638
1	United States Treasury Note/Bond	3.875%	5/15/18	42,360	44,240
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,075
	United States Treasury Note/Bond	3.625%	8/15/19	34,600	35,254
					257,534
Agency Bonds and Notes (2.1%)
[2,3] Federal Farm Credit Bank		0.206%	5/4/10	121,725	121,725
[2,3] Federal Farm Credit Bank		0.176%	5/5/10	97,000	96,994
[2,3] Federal Farm Credit Bank		0.186%	8/3/10	43,650	43,647
[2,3] Federal Farm Credit Bank		0.636%	10/1/10	4,850	4,850
4	US Central Federal Credit Union	1.900%	10/19/12	10,000	10,064
4	Western Corporate Federal Credit Union	1.750%	11/2/12	11,000	10,991
					288,271
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5] Freddie Mac Non Gold Pool		3.244%	8/1/32	797	800
[3,5] Freddie Mac Non Gold Pool		3.393%	9/1/32	316	328
					1,128
Total U.S. Government and Agency Obligations (Cost $544,194)					546,933
Asset-Backed/Commercial Mortgage-Backed Securities (12.5%)
5	Ally Auto Receivables Trust	2.330%	6/17/13	4,750	4,785
5	Ally Auto Receivables Trust	3.000%	10/15/15	1,875	1,887
2,5,American Express Credit Account Master
	6 Trust	0.575%	6/17/13	1,230	1,200
2,5,American Express Credit Account Master
	6 Trust	0.535%	8/15/13	3,000	2,853
2,5,American Express Credit Account Master
	6 Trust	0.525%	12/15/13	1,500	1,439
2,5,American Express Credit Account Master
	6 Trust	0.525%	3/17/14	1,500	1,436
[2,5] American Express Credit Account Master
	Trust	0.275%	12/15/14	15,000	14,787
[2,5] American Express Credit Account Master
	Trust	0.295%	9/15/16	10,000	9,708
[2,5] American Express Credit Account Master
	Trust	1.495%	3/15/17	12,750	13,060
[2,5] AmeriCredit Automobile Receivables Trust		5.244%	1/6/15	5,500	5,822
[2,5] AmeriCredit Automobile Receivables Trust		5.244%	4/6/15	5,000	5,336
5	Americredit Prime Automobile Receivable	1.000%	1/15/14	1,900	1,900
5	Americredit Prime Automobile Receivable	1.000%	12/15/14	1,480	1,480
6	BA Covered Bond Issuer	5.500%	6/14/12	11,000	11,609
[2,5] BA Credit Card Trust		0.275%	11/15/13	3,775	3,732

[2,5] BA Credit Card Trust		0.245%	4/15/14	4,720	4,644
[2,5] BA Credit Card Trust		0.945%	12/15/14	42,780	42,624
5	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	7,700	7,451
[2,5] Banc of America Commercial Mortgage Inc.		6.166%	2/10/51	20,000	18,520
[5,6] Bank of America Auto Trust		3.030%	10/15/16	5,050	5,138
5	Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	8,200	8,387
[2,5] Bear Stearns Commercial Mortgage
	Securities	5.719%	6/11/40	3,200	2,950
5	Bear Stearns Commercial Mortgage
	Securities	4.945%	2/11/41	7,304	7,268
5	Bear Stearns Commercial Mortgage
	Securities	5.540%	9/11/41	33,600	33,540
5	Bear Stearns Commercial Mortgage
	Securities	5.537%	10/12/41	27,170	27,266
5	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	5,586	5,548
5	Bear Stearns Commercial Mortgage
	Securities	4.871%	9/11/42	3,530	3,405
5	Bear Stearns Commercial Mortgage
	Securities	5.149%	10/12/42	9,000	8,850
5	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	13,000	13,128
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	11,900	11,952
2,5,
6 BMW Floorplan Master Owner Trust		1.394%	9/15/14	30,665	30,725
[2,5] Capital One Multi-Asset Execution Trust		0.535%	4/15/13	1,400	1,381
5	Capital One Multi-Asset Execution Trust	6.000%	8/15/13	2,576	2,575
[2,5] Capital One Multi-Asset Execution Trust		0.275%	3/17/14	6,080	6,028
[2,5] Capital One Multi-Asset Execution Trust		0.535%	3/17/14	1,540	1,465
[2,5] Capital One Multi-Asset Execution Trust		0.375%	8/15/14	5,975	5,915
[2,5] Capital One Multi-Asset Execution Trust		0.545%	11/15/14	4,550	4,089
[2,5] Capital One Multi-Asset Execution Trust		0.275%	3/16/15	2,100	2,065
[2,5] Capital One Multi-Asset Execution Trust		0.334%	7/15/15	2,750	2,706
[2,5] Capital One Multi-Asset Execution Trust		0.325%	9/15/15	16,300	16,025
[2,5] Capital One Multi-Asset Execution Trust		0.305%	1/15/16	16,150	15,837
[2,5] Capital One Multi-Asset Execution Trust		0.275%	4/15/16	3,600	3,496
[2,5] Capital One Multi-Asset Execution Trust		0.455%	12/15/16	1,250	1,214
5	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	15,400	16,172
[2,5] Capital One Multi-Asset Execution Trust		0.335%	6/17/19	5,430	5,059
[2,5] Capital One Multi-Asset Execution Trust		0.325%	12/16/19	60,690	56,217
[2,5] Chase Issuance Trust		0.275%	6/16/14	9,000	8,903
[2,5] Chase Issuance Trust		0.285%	7/15/14	39,200	38,774
[2,5] Chase Issuance Trust		0.315%	7/15/14	10,000	9,899
[2,5] Chase Issuance Trust		0.315%	12/15/14	61,939	61,261
[2,5] Chase Issuance Trust		0.995%	8/17/15	5,600	5,645
[2,5] Chase Issuance Trust		1.799%	9/15/15	7,850	8,141
[2,5] Citibank Credit Card Issuance Trust		0.895%	7/15/13	9,985	9,575
[2,5] Citibank Credit Card Issuance Trust		0.314%	4/24/14	1,700	1,676
[2,5] Citibank Credit Card Issuance Trust		0.655%	7/15/14	16,105	14,327
[2,5] Citibank Credit Card Issuance Trust		0.315%	10/20/14	40,750	40,064
[2,5] Citibank Credit Card Issuance Trust		0.864%	11/7/14	4,085	3,923
5	Citibank Credit Card Issuance Trust	4.850%	4/22/15	50,000	53,792
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	40,000	43,714
5	Citibank Credit Card Issuance Trust	4.850%	3/10/17	10,000	10,760
[2,5] Citibank Credit Card Issuance Trust		1.445%	5/22/17	4,400	4,487
[2,5] Citibank Credit Card Issuance Trust		0.359%	12/17/18	11,300	10,582

[2,5] Citibank Credit Card Issuance Trust		1.620%	5/20/20	11,800	12,180
[5,6] Citibank Omni Master Trust		5.350%	8/15/18	8,600	8,922
[5,6] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	27,025	26,923
[5,6] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	7,300	7,241
5	Citigroup Commercial Mortgage Trust	5.699%	12/10/49	13,000	13,155
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.655%	11/15/44	4,270	4,304
5	CNH Equipment Trust	5.280%	11/15/12	6,160	6,511
5	CNH Equipment Trust	2.970%	3/15/13	17,000	17,308
[2,5] Commercial Mortgage Pass Through
	Certificates	4.982%	5/10/43	1,000	1,001
5	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	5,600	5,675
[2,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.104%	8/15/38	2,000	1,977
[2,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	23,574	23,274
5	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	8,800	7,795
5	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	10,400	9,897
5	Credit Suisse Mortgage Capital Certificates	5.722%	6/15/39	11,000	11,121
5	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	8,800	8,834
[2,5] Discover Card Master Trust		1.545%	12/15/14	33,000	33,230
[2,5] Discover Card Master Trust		1.545%	2/17/15	13,850	13,915
[2,5] Discover Card Master Trust		0.639%	6/15/15	31,200	30,437
5	Discover Card Master Trust	5.650%	12/15/15	15,000	16,414
5	Discover Card Master Trust	5.650%	3/16/20	11,800	12,993
[2,5] Discover Card Master Trust I		0.325%	1/19/16	32,000	30,716
[2,5] Discover Card Master Trust I		0.325%	9/15/16	7,500	7,130
[2,5] Ford Credit Auto Owner Trust		1.995%	4/15/13	12,300	12,484
[2,5] Ford Credit Floorplan Master Owner Trust		1.794%	9/15/14	22,400	22,403
[2,5] GE Capital Commercial Mortgage Corp.		5.336%	3/10/44	3,280	3,304
5	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	28,700	27,829
5	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	5,127	5,122
5	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	8,620	8,109
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	15,000	15,190
5	GS Mortgage Securities Corp. II	4.751%	7/10/39	5,300	5,220
5	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	4,000	4,072
5	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	3,600	3,630
[5,6] Hertz Vehicle Financing LLC		5.290%	3/25/16	24,300	24,342
5	Hyundai Auto Receivables Trust	3.150%	3/15/16	4,200	4,228
[2,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	20,045	18,814
[2,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.038%	3/15/46	5,999	5,947
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	2/12/51	7,000	7,102
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	12,000	10,237
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	13,370	13,535
5	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	53,011	49,240
5	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	15,275	13,060
[2,5] MBNA Credit Card Master Note Trust		0.305%	6/15/15	31,000	30,187
5	Merrill Lynch Mortgage Trust	5.724%	6/12/50	11,000	11,084
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	12,380
5	Morgan Stanley Capital I	5.649%	6/11/42	24,100	24,347
5	Morgan Stanley Capital I	4.989%	8/13/42	5,900	5,810
5	Morgan Stanley Capital I	5.770%	10/15/42	60,000	58,732

[2,5] Morgan Stanley Capital I		5.385%	3/12/44	10,000	9,495
5	Morgan Stanley Capital I	5.623%	12/12/49	4,700	4,737
[2,5] MSDWCC Heloc Trust		0.784%	11/25/15	577	360
[2,5] National City Credit Card Master Trust		0.295%	8/15/12	10,000	9,930
[2,5] National City Credit Card Master Trust		0.295%	3/17/14	15,000	14,328
2,5,
6 Navistar Financial Dealer Note Master Trust		0.295%	10/26/15	10,550	10,550
5	Nissan Auto Lease Trust	2.650%	1/15/15	1,875	1,891
5	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	8,500	9,122
2,5,Nordstrom Private Label Credit Card Master
6 Note Trust		0.305%	5/15/15	34,300	32,131
[2,5] Target Credit Card Master Trust		0.304%	10/27/14	15,000	14,734
[2,5] TIAA Seasoned Commercial Mortgage Trust		5.787%	8/15/39	4,000	4,144
5	Volkswagen Auto Lease Trust	4.590%	3/17/14	11,500	12,014
5	Volkswagen Auto Loan Enhanced Trust	6.240%	7/20/15	30,000	33,404
5	Wachovia Bank Commercial Mortgage Trust	4.847%	10/15/41	24,308	23,868
5	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	5,000	4,870
[2,5] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	24,500	24,404
[2,5] Wachovia Bank Commercial Mortgage Trust		5.265%	12/15/44	4,115	4,006
5	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	8,800	8,636
5	Wachovia Bank Commercial Mortgage Trust	5.308%	11/15/48	15,200	14,343
5	World Omni Auto Receivables Trust	5.120%	5/15/14	7,700	8,308
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,649,765)					1,730,833
Corporate Bonds (75.6%)
Finance (34.6%)
	Banking (20.0%)
	AgriBank FCB	9.125%	7/15/19	5,000	5,357
	American Express Bank FSB	6.000%	9/13/17	4,250	4,426
2	American Express Centurion Bank	0.405%	11/16/09	5,000	5,000
	American Express Centurion Bank	5.950%	6/12/17	10,000	10,404
	American Express Centurion Bank	6.000%	9/13/17	48,060	50,587
	American Express Co.	4.875%	7/15/13	16,417	16,962
	American Express Co.	7.000%	3/19/18	29,000	31,997
	American Express Co.	8.125%	5/20/19	33,304	39,876
	Amsouth Bank/Birmingham AL	5.200%	4/1/15	10,000	8,698
6	ANZ Capital Trust II	5.360%	12/15/49	10,000	8,727
	Astoria Financial Corp.	5.750%	10/15/12	9,000	8,223
[5,6] Banco Mercantil del Norte SA		6.862%	10/13/21	5,000	4,516
6	Banco Santander Chile	5.375%	12/9/14	4,000	4,132
	Bank of America Corp.	4.875%	1/15/13	16,021	16,628
	Bank of America Corp.	5.250%	12/1/15	15,000	14,930
	Bank of America Corp.	6.500%	8/1/16	16,375	17,460
	Bank of America Corp.	5.420%	3/15/17	7,300	7,086
	Bank of America Corp.	6.000%	9/1/17	1,750	1,806
	Bank of America Corp.	7.625%	6/1/19	27,500	31,591
	Bank of America NA	5.300%	3/15/17	14,527	14,167
	Bank of America NA	6.100%	6/15/17	15,000	15,184
	Bank of New York Mellon Corp.	4.500%	4/1/13	10,000	10,620
	Bank of New York Mellon Corp.	4.950%	3/15/15	14,500	15,571
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	5,720
	Bank of New York Mellon Corp.	5.450%	5/15/19	29,580	31,701
	Bank of Tokyo-Mitsubishi UFJ Ltd./New York
	NY	7.400%	6/15/11	2,825	3,065
	Bank One Corp.	4.900%	4/30/15	15,000	15,599
	Barclays Bank PLC	5.200%	7/10/14	8,500	9,051
	Barclays Bank PLC	5.000%	9/22/16	40,000	41,029
	Barclays Bank PLC	6.750%	5/22/19	5,000	5,619

[5,6] Barclays Bank PLC		5.926%	12/15/49	15,000	11,550
	BB&T Corp.	6.500%	8/1/11	12,500	13,329
	BB&T Corp.	4.750%	10/1/12	5,000	5,227
	BB&T Corp.	5.700%	4/30/14	29,500	31,818
	BB&T Corp.	5.200%	12/23/15	6,380	6,739
	BB&T Corp.	4.900%	6/30/17	15,300	14,828
	BB&T Corp.	6.850%	4/30/19	16,714	18,831
5	BBVA International Preferred SA Unipersonal	5.919%	12/31/49	7,000	5,556
	Bear Stearns Cos. LLC	5.700%	11/15/14	10,785	11,803
	Bear Stearns Cos. LLC	5.300%	10/30/15	18,073	19,273
	Bear Stearns Cos. LLC	6.400%	10/2/17	23,353	25,473
	Bear Stearns Cos. LLC	7.250%	2/1/18	31,000	35,445
6	BNP Paribas	4.800%	6/24/15	17,000	17,576
	BNY Mellon NA	4.750%	12/15/14	5,000	5,334
[2,6] BTMU Curacao Holdings NV		0.606%	12/19/16	10,790	10,443
	Capital One Bank USA NA	8.800%	7/15/19	20,000	23,670
	Capital One Financial Corp.	6.750%	9/15/17	30,000	31,688
[5,6] CBA Capital Trust II		6.024%	3/15/49	17,050	13,896
[5,6] CBG Florida REIT Corp.		7.114%	2/15/49	17,340	87
	Citigroup Inc.	7.250%	10/1/10	900	938
	Citigroup Inc.	5.500%	4/11/13	13,550	14,171
	Citigroup Inc.	6.500%	8/19/13	10,000	10,725
	Citigroup Inc.	6.375%	8/12/14	10,000	10,629
	Citigroup Inc.	5.000%	9/15/14	12,000	11,832
	Citigroup Inc.	5.300%	1/7/16	10,000	9,847
	Citigroup Inc.	5.850%	8/2/16	10,000	10,090
	Citigroup Inc.	6.125%	11/21/17	63,925	65,426
	Citigroup Inc.	6.125%	5/15/18	10,000	10,118
	Citigroup Inc.	8.500%	5/22/19	15,000	17,510
	Comerica Bank	5.750%	11/21/16	4,000	3,790
6	Commonwealth Bank of Australia	5.000%	10/15/19	15,000	14,946
[5,6] Credit Agricole SA		6.637%	5/31/49	18,900	15,120
	Credit Suisse USA Inc.	5.125%	1/15/14	2,460	2,620
	Credit Suisse USA Inc.	4.875%	1/15/15	25,782	27,226
	Credit Suisse USA Inc.	5.125%	8/15/15	2,000	2,136
	Credit Suisse/New York NY	5.500%	5/1/14	29,320	31,890
	Credit Suisse/New York NY	6.000%	2/15/18	65,692	69,521
	Credit Suisse/New York NY	5.300%	8/13/19	60,000	61,720
[2,6] DBS Bank Ltd./Singapore		0.660%	5/16/17	16,500	15,572
	Deutsche Bank AG/London	6.000%	9/1/17	53,000	58,390
	Deutsche Bank Financial LLC	5.375%	3/2/15	10,000	10,555
	Fifth Third Bank/Ohio	4.750%	2/1/15	31,825	30,220
	First Tennessee Bank NA	5.050%	1/15/15	5,000	4,405
5	Goldman Sachs Capital II	5.793%	12/29/49	30,000	22,643
	Goldman Sachs Group Inc.	5.350%	1/15/16	5,000	5,237
	Goldman Sachs Group Inc.	5.625%	1/15/17	29,000	29,789
	Goldman Sachs Group Inc.	6.250%	9/1/17	25,000	26,841
	Goldman Sachs Group Inc.	5.950%	1/18/18	18,000	19,068
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,075	16,139
6	HBOS PLC	6.750%	5/21/18	5,000	4,590
	HSBC Bank USA NA/New York NY	4.625%	4/1/14	22,000	22,975
	Hudson United Bank/Mahwah NJ	7.000%	5/15/12	9,200	9,868
6	ICICI Bank Ltd.	5.750%	1/12/12	2,675	2,725
	JPMorgan Chase & Co.	5.750%	1/2/13	12,000	12,891
	JPMorgan Chase & Co.	4.875%	3/15/14	5,000	5,239
	JPMorgan Chase & Co.	6.125%	6/27/17	10,000	10,644
	JPMorgan Chase & Co.	6.000%	1/15/18	18,000	19,227
	JPMorgan Chase & Co.	6.300%	4/23/19	39,150	42,964

5	JPMorgan Chase & Co.	7.900%	12/29/49	5,650	5,650
	JPMorgan Chase Bank NA	5.875%	6/13/16	10,000	10,558
	JPMorgan Chase Bank NA	6.000%	10/1/17	41,880	44,513
	KeyBank NA	4.950%	9/15/15	18,000	16,631
	KeyBank NA	5.450%	3/3/16	2,500	2,305
[5,6] Lloyds Banking Group PLC		6.267%	11/14/49	6,875	4,333
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	4,000	3,558
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	10,000	7,371
6	Macquarie Group Ltd.	7.625%	8/13/19	3,000	3,231
[2,6] Manufacturers & Traders Trust Co.		1.790%	4/1/13	2,750	2,424
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	43,555	44,588
	Mercantile Bankshares Corp.	4.625%	4/15/13	10,000	10,132
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,250	3,393
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	15,000	15,099
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	12,000	11,824
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	5,355	5,812
	Morgan Stanley	4.750%	4/1/14	26,250	26,603
	Morgan Stanley	6.000%	4/28/15	3,000	3,226
	Morgan Stanley	5.375%	10/15/15	15,000	15,654
	Morgan Stanley	6.250%	8/28/17	3,825	4,021
	Morgan Stanley	5.950%	12/28/17	38,000	39,118
	Morgan Stanley	6.625%	4/1/18	52,150	56,434
	Morgan Stanley	7.300%	5/13/19	3,000	3,355
	Morgan Stanley	5.625%	9/23/19	28,000	28,165
	National City Bank/Cleveland OH	6.250%	3/15/11	8,000	8,371
	National City Bank/Cleveland OH	5.250%	12/15/16	7,500	7,371
	National City Bank/Cleveland OH	5.800%	6/7/17	5,012	5,084
	National City Corp.	4.900%	1/15/15	28,435	29,274
	National City Corp.	6.875%	5/15/19	2,500	2,692
	Northern Trust Co.	5.850%	11/9/17	7,280	7,912
	Northern Trust Co.	6.500%	8/15/18	4,000	4,576
	Northern Trust Corp.	5.500%	8/15/13	3,000	3,296
[5,6] Northgroup Preferred Capital Corp.		6.378%	10/15/49	13,000	10,978
	PNC Bank NA	4.875%	9/21/17	6,100	5,841
	PNC Bank NA	6.000%	12/7/17	4,500	4,579
	PNC Bank NA	6.875%	4/1/18	33,085	35,387
	PNC Funding Corp.	4.250%	9/21/15	15,000	15,312
	PNC Funding Corp.	5.250%	11/15/15	13,685	14,083
	PNC Funding Corp.	6.700%	6/10/19	10,000	11,221
	Regions Financial Corp.	6.375%	5/15/12	2,080	1,976
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	4,520	4,108
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,228	1,960
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	2,000	1,525
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	2,500	2,547
6	Royal Bank of Scotland PLC	4.875%	8/25/14	63,290	64,302
6	Scotland International Finance No 2 BV	7.700%	8/15/10	10,000	10,263
6	Societe Generale	5.750%	4/20/16	5,200	5,338
[5,6] Societe Generale		5.922%	12/5/49	20,000	15,655
	SouthTrust Corp.	5.800%	6/15/14	14,705	15,568
	Sovereign Bancorp Inc.	4.800%	9/1/10	5,000	5,135
2	Sovereign Bank	2.193%	8/1/13	2,458	2,345
	Sovereign Bank	8.750%	5/30/18	5,000	5,717
	State Street Bank and Trust Co.	5.300%	1/15/16	12,000	12,314
	State Street Corp.	4.300%	5/30/14	10,000	10,468
2	SunTrust Bank/Atlanta GA	0.590%	4/1/15	6,000	5,200
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	13,000	13,606
	UBS AG/Stamford Branch	5.875%	12/20/17	50,000	51,489
	UBS AG/Stamford CT	5.875%	7/15/16	20,220	20,462

	UBS AG/Stamford CT	5.750%	4/25/18	21,000	21,443
[2,6] Unicredit Luxembourg Finance SA		0.624%	1/13/17	14,925	13,913
	Union Bank NA	5.950%	5/11/16	4,826	4,763
	Union Planters Corp.	7.750%	3/1/11	10,000	9,977
	UnionBanCal Corp.	5.250%	12/16/13	3,000	2,975
6	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	7,219
	US Bancorp	4.200%	5/15/14	10,675	11,200
	US Bank NA/Cincinnati OH	6.300%	2/4/14	28,245	31,601
	US Bank NA/Cincinnati OH	4.950%	10/30/14	21,115	22,625
5	USB Capital IX	6.189%	4/15/49	12,525	9,488
[5,6] USB Realty Corp.		6.091%	12/15/49	3,450	2,406
	Wachovia Bank NA	4.800%	11/1/14	18,400	18,851
	Wachovia Bank NA	4.875%	2/1/15	15,400	15,753
	Wachovia Bank NA	5.600%	3/15/16	10,000	10,325
	Wachovia Bank NA	6.000%	11/15/17	22,000	23,253
	Wachovia Corp.	5.500%	5/1/13	5,270	5,648
	Wachovia Corp.	5.625%	10/15/16	35,000	36,092
	Wachovia Corp.	5.750%	6/15/17	10,000	10,459
	Wachovia Corp.	5.750%	2/1/18	29,600	31,029
7	Washington Mutual Bank	5.500%	1/15/13	6,147	22
7	Washington Mutual Bank	5.650%	8/15/14	7,500	18
7	Washington Mutual Bank	5.125%	1/15/15	9,000	22
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,000	5,313
	Wells Fargo & Co.	4.950%	10/16/13	4,500	4,650
	Wells Fargo & Co.	4.625%	4/15/14	10,000	10,219
	Wells Fargo & Co.	5.125%	9/15/16	5,000	5,063
	Wells Fargo & Co.	5.625%	12/11/17	35,400	36,867
	Wells Fargo Bank NA	4.750%	2/9/15	11,550	11,770
	Wells Fargo Bank NA	5.750%	5/16/16	17,500	18,228
	Westpac Banking Corp.	4.200%	2/27/15	35,000	35,616
	Westpac Banking Corp.	4.625%	6/1/18	3,925	3,758
[5,6] Westpac Capital Trust III		5.819%	12/30/49	14,300	12,215
	Wilmington Trust Corp.	4.875%	4/15/13	18,305	17,471
	Zions Bancorporation	6.000%	9/15/15	11,000	8,580
	Zions Bancorporation	5.500%	11/16/15	8,000	6,160

	Brokerage (0.6%)
	Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,003
	BlackRock Inc.	6.250%	9/15/17	10,000	10,908
6	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	5,725	5,819
	Charles Schwab Corp.	4.950%	6/1/14	11,600	12,406
	Jefferies Group Inc.	5.875%	6/8/14	7,500	7,695
	Jefferies Group Inc.	8.500%	7/15/19	25,000	27,151
7	Lehman Brothers Holdings Inc.	5.625%	1/24/13	12,755	2,041
7	Lehman Brothers Holdings Inc.	6.200%	9/26/14	22,500	3,488
7	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	12
7	Lehman Brothers Holdings Inc.	6.875%	5/2/18	5,000	819

	Finance Companies (3.1%)
	American General Finance Corp.	4.875%	5/15/10	1,000	970
	American General Finance Corp.	5.625%	8/17/11	15,500	12,865
	American General Finance Corp.	4.875%	7/15/12	12,000	9,240
	American General Finance Corp.	5.850%	6/1/13	25,000	18,500
	American General Finance Corp.	6.900%	12/15/17	7,000	4,865
	Discover Financial Services	10.250%	7/15/19	15,000	17,525
	General Electric Capital Corp.	4.375%	3/3/12	3,875	4,047
	General Electric Capital Corp.	5.900%	5/13/14	15,000	16,409
	General Electric Capital Corp.	5.625%	9/15/17	55,525	57,044

	General Electric Capital Corp.	5.625%	5/1/18	105,000	108,790
	General Electric Capital Corp.	6.000%	8/7/19	20,000	20,983
5	General Electric Capital Corp.	6.375%	11/15/67	14,450	12,499
5	HSBC Finance Capital Trust IX	5.911%	11/30/35	27,500	21,725
	HSBC Finance Corp.	5.250%	1/15/14	9,050	9,454
	HSBC Finance Corp.	5.000%	6/30/15	11,000	11,478
	HSBC Finance Corp.	5.500%	1/19/16	73,058	75,588
	International Lease Finance Corp.	0.000%			—
	International Lease Finance Corp.	4.950%	2/1/11	6,300	5,701
	International Lease Finance Corp.	5.450%	3/24/11	800	712
	International Lease Finance Corp.	5.750%	6/15/11	3,900	3,510
	SLM Corp.	5.050%	11/14/14	7,500	5,951
	SLM Corp.	8.450%	6/15/18	5,000	4,377

	Insurance (8.8%)
	ACE INA Holdings Inc.	5.875%	6/15/14	41,839	45,981
	ACE INA Holdings Inc.	5.600%	5/15/15	26,490	28,751
	ACE INA Holdings Inc.	5.700%	2/15/17	3,000	3,208
	ACE INA Holdings Inc.	5.800%	3/15/18	5,805	6,277
	ACE INA Holdings Inc.	5.900%	6/15/19	2,500	2,731
	Aetna Inc.	6.000%	6/15/16	11,900	12,703
	Aetna Inc.	6.500%	9/15/18	12,818	13,945
	Aflac Inc.	8.500%	5/15/19	18,000	21,022
[5,6] AGFC Capital Trust I		6.000%	1/15/67	8,000	3,200
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	5,000	5,276
	Allstate Corp.	6.200%	5/16/14	4,760	5,267
	Allstate Corp.	7.450%	5/16/19	33,100	38,926
	Allstate Life Global Funding Trusts	5.375%	4/30/13	23,895	25,573
	American Financial Group Inc./OH	9.875%	6/15/19	10,000	11,314
	American International Group Inc.	5.850%	1/16/18	30,000	22,650
	Axis Capital Holdings Ltd.	5.750%	12/1/14	5,955	6,075
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	10,000	10,522
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	22,914	24,484
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	1,500	1,631
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	32,100	34,728
	Chubb Corp.	5.200%	4/1/13	10,820	11,549
	Chubb Corp.	5.750%	5/15/18	24,953	27,150
5	Chubb Corp.	6.375%	3/29/67	8,000	7,324
	CIGNA Corp.	7.000%	1/15/11	10,000	10,530
	CIGNA Corp.	6.350%	3/15/18	7,000	6,868
	Coventry Health Care Inc.	5.875%	1/15/12	625	629
	Coventry Health Care Inc.	5.950%	3/15/17	4,000	3,633
5	Genworth Financial Inc.	6.150%	11/15/66	8,000	5,320
	Genworth Global Funding Trusts	5.750%	5/15/13	5,250	5,204
	Hartford Financial Services Group Inc.	4.625%	7/15/13	10,000	9,864
6	Health Care Service Corp.	7.750%	6/15/11	20,000	20,808
	Humana Inc.	7.200%	6/15/18	10,000	10,227
5	ING Groep NV	5.775%	12/8/49	3,120	2,246
6	Jackson National Life Global Funding	5.375%	5/8/13	6,605	6,806
[5,6] Liberty Mutual Group Inc.		7.000%	3/15/37	2,225	1,714
	Lincoln National Corp.	6.200%	12/15/11	7,000	7,356
	Lincoln National Corp.	8.750%	7/1/19	6,300	7,331
5	Lincoln National Corp.	6.050%	4/20/67	5,940	4,622
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	5,325	5,513
	Marsh & McLennan Cos. Inc.	9.250%	4/15/19	6,000	7,442
[2,6] MassMutual Global Funding II		0.474%	12/6/13	20,000	19,442
[2,6] Merna Reinsurance Ltd.		2.032%	7/7/10	5,450	5,357
	MetLife Inc.	5.375%	12/15/12	10,000	10,776

	MetLife Inc.	6.750%	6/1/16	15,000	16,725
	MetLife Inc.	6.817%	8/15/18	5,080	5,654
	MetLife Inc.	7.717%	2/15/19	29,439	34,727
6	Metropolitan Life Global Funding I	5.125%	4/10/13	108,720	115,000
6	Metropolitan Life Global Funding I	5.125%	6/10/14	4,400	4,667
[2,6] Monumental Global Funding III		0.452%	1/25/13	10,000	9,023
	Nationwide Financial Services	5.900%	7/1/12	5,000	5,157
6	New York Life Global Funding	5.250%	10/16/12	5,000	5,410
6	New York Life Global Funding	4.650%	5/9/13	8,525	9,026
6	New York Life Global Funding	5.375%	9/15/13	7,000	7,634
[5,6] Oil Insurance Ltd.		7.558%	6/30/49	10,600	7,420
6	Pacific Life Global Funding	5.150%	4/15/13	22,404	23,497
6	Pricoa Global Funding I	5.450%	6/11/14	8,166	8,589
	Principal Financial Group Inc.	7.875%	5/15/14	10,000	11,226
	Principal Financial Group Inc.	8.875%	5/15/19	21,195	24,736
6	Principal Life Global Funding I	5.250%	1/15/13	5,000	5,166
5	Progressive Corp.	6.700%	6/15/37	2,200	1,915
	Protective Life Secured Trusts	4.000%	4/1/11	5,000	5,119
	Prudential Financial Inc.	5.100%	9/20/14	15,000	15,456
	Prudential Financial Inc.	4.750%	6/13/15	7,000	7,041
	Prudential Financial Inc.	6.100%	6/15/17	6,200	6,330
	Prudential Financial Inc.	7.375%	6/15/19	12,400	13,875
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	10,945
6	TIAA Global Markets Inc.	4.950%	7/15/13	2,750	2,912
	Travelers Cos. Inc.	5.500%	12/1/15	5,350	5,891
	Travelers Cos. Inc.	6.250%	6/20/16	13,370	14,903
	Travelers Cos. Inc.	5.750%	12/15/17	20,206	21,912
	Travelers Cos. Inc.	5.800%	5/15/18	37,710	41,023
	Travelers Cos. Inc.	5.900%	6/2/19	3,460	3,806
5	Travelers Cos. Inc.	6.250%	3/15/37	4,750	4,270
	Travelers Property Casualty Corp.	5.000%	3/15/13	15,000	15,938
	UnitedHealth Group Inc.	4.875%	2/15/13	10,000	10,423
	UnitedHealth Group Inc.	4.875%	4/1/13	4,880	5,060
	UnitedHealth Group Inc.	5.000%	8/15/14	20,930	22,055
	UnitedHealth Group Inc.	4.875%	3/15/15	7,585	7,791
	UnitedHealth Group Inc.	5.375%	3/15/16	15,000	15,368
	UnitedHealth Group Inc.	6.000%	6/15/17	19,335	20,264
	UnitedHealth Group Inc.	6.000%	11/15/17	23,150	24,313
	UnitedHealth Group Inc.	6.000%	2/15/18	10,864	11,505
	WellPoint Health Networks Inc.	6.375%	1/15/12	12,500	13,457
	WellPoint Inc.	6.800%	8/1/12	6,410	7,045
	WellPoint Inc.	6.000%	2/15/14	17,970	19,517
	WellPoint Inc.	5.250%	1/15/16	20,000	20,534
	WellPoint Inc.	5.875%	6/15/17	14,465	15,261
	WellPoint Inc.	7.000%	2/15/19	14,445	16,343
	Willis North America Inc.	7.000%	9/29/19	6,000	6,044
	XL Capital Finance Europe PLC	6.500%	1/15/12	3,000	3,072
6	Xlliac Global Funding	4.800%	8/10/10	3,300	3,273
[5,6] ZFS Finance USA Trust I		5.875%	5/9/32	1,284	1,043

	Other Finance (0.1%)
6	Targeted Return Index Securities Trust	6.814%	1/15/12	12,200	12,991

	Real Estate Investment Trusts (2.0%)
	Simon Property Group LP	10.350%	4/1/19	22,815	28,746
	Simon Property Group LP	6.125%	5/30/18	20,000	20,712
6	WEA Finance LLC	7.125%	4/15/18	20,000	20,585
	Simon Property Group LP	5.100%	6/15/15	16,320	16,454

Simon Property Group LP	6.750%	5/15/14	15,000	16,286
ERP Operating LP	5.125%	3/15/16	11,000	10,754
Brandywine Operating Partnership LP	7.500%	5/15/15	10,000	10,140
Kimco Realty Corp.	5.783%	3/15/16	10,000	9,940
6 Westfield Capital Corp. Ltd / WT Finance Aust
Pty Ltd / WEA Finance LLC	5.125%	11/15/14	10,000	9,932
HRPT Properties Trust	6.400%	2/15/15	9,500	9,382
6 WEA Finance LLC / WCI Finance LLC	5.400%	10/1/12	7,640	7,876
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	7,000	7,616
Developers Diversified Realty Corp.	5.250%	4/15/11	7,500	7,425
Boston Properties LP	6.250%	1/15/13	6,680	7,079
National Retail Properties Inc.	6.875%	10/15/17	7,000	6,845
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	6.750%	9/2/19	6,000	6,044
HRPT Properties Trust	5.750%	2/15/14	6,061	5,964
Health Care REIT Inc.	5.875%	5/15/15	5,725	5,631
Duke Realty LP	7.375%	2/15/15	5,000	5,288
ProLogis	5.625%	11/15/16	5,500	5,115
Simon Property Group LP	5.250%	12/1/16	5,000	5,001
HCP Inc.	6.700%	1/30/18	5,000	4,969
Regency Centers LP	4.950%	4/15/14	5,000	4,858
Camden Property Trust	5.000%	6/15/15	5,000	4,850
ProLogis	6.625%	5/15/18	5,000	4,790
HCP Inc.	6.000%	1/30/17	5,000	4,775
Liberty Property LP	5.125%	3/2/15	5,000	4,764
ProLogis	5.625%	11/15/15	5,000	4,753
Duke Realty LP	5.950%	2/15/17	5,000	4,705
Hospitality Properties Trust	6.300%	6/15/16	5,000	4,619
Equity One Inc.	6.250%	1/15/17	5,000	4,580
Mack-Cali Realty Corp.	7.750%	8/15/19	4,000	4,210
Hospitality Properties Trust	7.875%	8/15/14	3,900	4,023
ProLogis	7.375%	10/30/19	3,000	3,006
Brandywine Operating Partnership LP	5.700%	5/1/17	2,000	1,797
				4,772,896
Industrial (33.3%)
Basic Industry (2.4%)
6 ABX Financing Co.	5.750%	10/15/16	7,000	7,412
Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,891
Alcoa Inc.	6.750%	7/15/18	23,586	23,821
Alcoa Inc.	5.870%	2/23/22	1,100	1,003
ArcelorMittal	6.125%	6/1/18	8,000	7,905
ArcelorMittal	9.850%	6/1/19	14,000	16,410
ArcelorMittal USA Inc.	6.500%	4/15/14	2,200	2,292
6 Barrick Australian Finance Pty Ltd.	4.950%	1/15/20	7,500	7,473
Barrick North America Finance LLC	6.800%	9/15/18	5,500	6,203
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	12,735	13,685
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	23,075	26,609
6 Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,202
Dow Chemical Co.	5.900%	2/15/15	20,000	20,796
Dow Chemical Co.	8.550%	5/15/19	15,000	17,129
EI Du Pont de Nemours & Co.	6.000%	7/15/18	28,480	32,102
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	3,000	3,225
6 GTL Trade Finance Inc.	7.250%	10/20/17	3,000	3,108
International Paper Co.	7.950%	6/15/18	2,200	2,447
International Paper Co.	9.375%	5/15/19	7,000	8,435
International Paper Co.	7.500%	8/15/21	5,000	5,473
Lubrizol Corp.	8.875%	2/1/19	4,000	4,969
Newmont Mining Corp.	5.125%	10/1/19	5,000	4,972

Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	10,000	10,068
PPG Industries Inc.	6.650%	3/15/18	5,000	5,491
Praxair Inc.	4.375%	3/31/14	2,115	2,253
Praxair Inc.	5.250%	11/15/14	5,000	5,536
Praxair Inc.	4.625%	3/30/15	10,550	11,350
Praxair Inc.	4.500%	8/15/19	8,000	8,323
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	7,245	7,803
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	25,000	29,557
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,000	9,812
Rohm and Haas Co.	6.000%	9/15/17	6,000	6,038
Vale Overseas Ltd.	5.625%	9/15/19	18,000	18,074

Capital Goods (4.4%)
Allied Waste North America Inc.	6.125%	2/15/14	7,981	8,171
Allied Waste North America Inc.	7.125%	5/15/16	4,000	4,240
Allied Waste North America Inc.	6.875%	6/1/17	12,675	13,404
Avery Dennison Corp.	4.875%	1/15/13	6,800	6,965
Bemis Co. Inc.	5.650%	8/1/14	12,820	13,707
Bemis Co. Inc.	6.800%	8/1/19	11,100	12,402
Black & Decker Corp.	7.125%	6/1/11	8,550	9,193
Boeing Co.	4.875%	2/15/20	11,000	11,339
Caterpillar Financial Services Corp.	4.250%	2/8/13	7,865	8,173
Caterpillar Financial Services Corp.	4.600%	1/15/14	3,000	3,142
Caterpillar Financial Services Corp.	6.125%	2/17/14	16,890	18,724
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,121
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,156
Caterpillar Financial Services Corp.	5.450%	4/15/18	10,855	11,420
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,000	8,222
Caterpillar Inc.	7.900%	12/15/18	20,000	24,689
Cooper US Inc.	5.450%	4/1/15	6,000	6,486
Cooper US Inc.	6.100%	7/1/17	3,500	3,884
Crane Co.	5.500%	9/15/13	5,000	5,215
CRH America Inc.	6.000%	9/30/16	12,725	13,163
CRH America Inc.	8.125%	7/15/18	10,000	11,499
Deere & Co.	4.375%	10/16/19	5,000	5,028
Eaton Corp.	6.950%	3/20/19	6,000	6,967
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	3,983
Embraer Overseas Ltd.	6.375%	1/15/20	10,000	9,660
Emerson Electric Co.	5.250%	10/15/18	5,000	5,440
Emerson Electric Co.	4.875%	10/15/19	9,000	9,493
General Dynamics Corp.	4.250%	5/15/13	6,350	6,725
General Dynamics Corp.	5.250%	2/1/14	1,150	1,265
General Electric Co.	5.250%	12/6/17	61,800	64,080
Honeywell International Inc.	5.300%	3/1/18	17,855	19,162
6 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	10,000	11,284
6 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	20,000	20,075
Illinois Tool Works Inc.	5.150%	4/1/14	8,540	9,408
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	11,550
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	7,244	8,698
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,000	5,522
John Deere Capital Corp.	7.000%	3/15/12	6,440	7,202
John Deere Capital Corp.	5.100%	1/15/13	2,000	2,146
John Deere Capital Corp.	4.500%	4/3/13	2,470	2,610
John Deere Capital Corp.	5.500%	4/13/17	3,000	3,208
John Deere Capital Corp.	5.350%	4/3/18	9,000	9,598
John Deere Capital Corp.	5.750%	9/10/18	10,000	10,983
L-3 Communications Corp.	7.625%	6/15/12	675	684
L-3 Communications Corp.	6.125%	7/15/13	450	455

	L-3 Communications Corp.	6.125%	1/15/14	1,500	1,485
	L-3 Communications Corp.	5.875%	1/15/15	1,400	1,356
6	L-3 Communications Corp.	5.200%	10/15/19	7,000	6,991
	Lafarge SA	6.500%	7/15/16	17,252	17,965
	Lockheed Martin Corp.	4.121%	3/14/13	8,200	8,627
	Lockheed Martin Corp.	7.650%	5/1/16	5,000	6,055
	Masco Corp.	5.875%	7/15/12	10,560	10,616
6	Meccanica Holdings USA	6.250%	7/15/19	5,000	5,338
	Owens Corning	9.000%	6/15/19	7,000	7,595
	Parker Hannifin Corp.	4.875%	2/15/13	6,100	6,407
	Raytheon Co.	6.750%	3/15/18	2,805	3,274
	Raytheon Co.	6.400%	12/15/18	5,725	6,602
	Rockwell Automation Inc./DE	5.650%	12/1/17	5,000	5,317
	Roper Industries Inc.	6.250%	9/1/19	8,000	8,422
[5,6] Systems 2001 AT LLC		7.156%	12/15/11	3,738	3,894
	Textron Financial Corp.	4.600%	5/3/10	5,341	5,361
	Tyco International Finance SA	6.375%	10/15/11	10,000	10,806
	Tyco International Finance SA	6.000%	11/15/13	11,000	12,017
	Tyco International Finance SA	8.500%	1/15/19	4,000	4,861
	United Technologies Corp.	5.375%	12/15/17	12,000	13,093
	United Technologies Corp.	6.125%	2/1/19	20,000	22,732
	Waste Management Inc.	7.375%	3/11/19	4,250	4,970

	Communication (6.6%)
	America Movil SAB de CV	5.500%	3/1/14	4,000	4,188
	America Movil SAB de CV	5.750%	1/15/15	8,400	8,913
	America Movil SAB de CV	5.625%	11/15/17	14,424	14,883
6	American Tower Corp.	4.625%	4/1/15	3,000	3,042
	AT&T Inc.	4.850%	2/15/14	4,000	4,272
	AT&T Inc.	5.100%	9/15/14	19,750	21,261
	AT&T Inc.	5.625%	6/15/16	23,000	24,949
	AT&T Inc.	5.500%	2/1/18	45,425	47,736
	AT&T Inc.	5.600%	5/15/18	21,260	22,521
6	British Sky Broadcasting Group PLC	9.500%	11/15/18	4,000	5,161
	British Telecommunications PLC	9.125%	12/15/10	5,450	5,867
	British Telecommunications PLC	5.950%	1/15/18	11,921	12,000
	CBS Corp.	8.200%	5/15/14	8,000	8,896
6	Cellco Partnership / Verizon Wireless Capital
	LLC	5.550%	2/1/14	11,800	12,789
6	Cellco Partnership / Verizon Wireless Capital
	LLC	8.500%	11/15/18	30,000	37,441
	CenturyTel Inc.	6.150%	9/15/19	8,745	8,831
	Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,156
	Comcast Corp.	5.900%	3/15/16	19,526	21,045
	Comcast Corp.	4.950%	6/15/16	20,000	20,456
	Comcast Corp.	6.500%	1/15/17	5,000	5,459
	Comcast Corp.	6.300%	11/15/17	11,000	11,977
	COX Communications Inc.	6.750%	3/15/11	10,000	10,604
	COX Communications Inc.	4.625%	6/1/13	4,000	4,153
6	COX Enterprises Inc.	7.875%	9/15/10	5,000	5,226
	Deutsche Telekom International Finance BV	5.750%	3/23/16	12,000	12,793
	Deutsche Telekom International Finance BV	6.750%	8/20/18	13,000	14,606
	DirecTV Holdings LLC / DirecTV Financing
	Co. Inc.	7.625%	5/15/16	12,000	12,960
6	DirecTV Holdings LLC / DirecTV Financing
	Co. Inc.	5.875%	10/1/19	9,000	9,120
	Embarq Corp.	7.082%	6/1/16	10,000	10,951
	France Telecom SA	5.375%	7/8/19	12,000	12,859

	News America Inc.	4.750%	3/15/10	9,800	9,890
	News America Inc.	6.900%	3/1/19	5,000	5,603
	Omnicom Group Inc.	5.900%	4/15/16	5,500	5,759
	Omnicom Group Inc.	6.250%	7/15/19	5,000	5,401
6	Qtel International Finance Ltd.	7.875%	6/10/19	3,500	3,947
	Reed Elsevier Capital Inc.	8.625%	1/15/19	8,000	10,018
	Rogers Communications Inc.	6.750%	3/15/15	6,000	6,690
	Rogers Communications Inc.	6.800%	8/15/18	7,000	7,862
	Telecom Italia Capital SA	5.250%	11/15/13	10,000	10,529
	Telecom Italia Capital SA	5.250%	10/1/15	18,000	18,627
	Telecom Italia Capital SA	6.999%	6/4/18	11,000	12,071
	Telecom Italia Capital SA	7.175%	6/18/19	6,000	6,650
	Telefonica Emisiones SAU	5.855%	2/4/13	2,954	3,224
	Telefonica Emisiones SAU	4.949%	1/15/15	27,020	28,574
	Telefonica Emisiones SAU	6.421%	6/20/16	16,228	18,148
	Telefonica Emisiones SAU	6.221%	7/3/17	10,662	11,843
	Telefonica Emisiones SAU	5.877%	7/15/19	7,185	7,770
	Telefonos de Mexico SAB de CV	5.500%	1/27/15	20,000	20,767
	Thomson Reuters Corp.	5.950%	7/15/13	8,877	9,823
	Thomson Reuters Corp.	5.700%	10/1/14	3,900	4,312
	Thomson Reuters Corp.	6.500%	7/15/18	7,000	7,946
	Thomson Reuters Corp.	4.700%	10/15/19	5,000	5,021
	Time Warner Cable Inc.	8.250%	2/14/14	5,000	5,864
	Time Warner Cable Inc.	7.500%	4/1/14	10,000	11,519
	Time Warner Cable Inc.	5.850%	5/1/17	12,000	12,649
	Time Warner Cable Inc.	6.750%	7/1/18	20,000	22,070
	Time Warner Cable Inc.	8.750%	2/14/19	7,000	8,609
	Time Warner Cable Inc.	8.250%	4/1/19	10,000	12,026
	Verizon Communications Inc.	5.550%	2/15/16	16,600	17,972
	Verizon Communications Inc.	5.500%	2/15/18	19,270	20,173
	Verizon Communications Inc.	6.100%	4/15/18	37,000	40,051
	Verizon Communications Inc.	8.750%	11/1/18	25,600	31,965
	Verizon Communications Inc.	6.350%	4/1/19	15,000	16,649
6	Vivendi	5.750%	4/4/13	5,450	5,707
	Vodafone Group PLC	5.375%	1/30/15	12,000	12,925
	Vodafone Group PLC	5.000%	9/15/15	11,850	12,540
	Vodafone Group PLC	5.750%	3/15/16	18,000	19,272
	Vodafone Group PLC	5.625%	2/27/17	24,000	25,672
	Vodafone Group PLC	5.450%	6/10/19	8,000	8,367
	Washington Post Co.	7.250%	2/1/19	2,500	2,757
	WPP Finance UK	8.000%	9/15/14	6,000	6,651

	Consumer Cyclical (3.1%)
	Best Buy Co. Inc.	6.750%	7/15/13	2,860	3,084
	Caesars Entertainment Inc.	7.875%	3/15/10	1,575	1,567
	CVS Caremark Corp.	6.125%	8/15/16	14,146	15,522
	CVS Caremark Corp.	6.600%	3/15/19	4,000	4,453
[5,6] CVS Pass-Through Trust		6.117%	1/10/13	5,992	6,365
	Daimler Finance North America LLC	4.875%	6/15/10	3,300	3,362
	Daimler Finance North America LLC	5.750%	9/8/11	30,000	31,603
	Daimler Finance North America LLC	7.300%	1/15/12	6,736	7,355
	Daimler Finance North America LLC	6.500%	11/15/13	10,000	10,896
	DaimlerChrysler North America Holding Corp.	7.260%	1/15/12	1,100	—
	Darden Restaurants Inc.	6.200%	10/15/17	15,000	15,960
6	Harley-Davidson Funding Corp.	5.000%	12/15/10	2,600	2,615
6	Harley-Davidson Funding Corp.	5.250%	12/15/12	3,300	3,332
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	11,689
	Historic TW Inc.	6.875%	6/15/18	5,000	5,540

Home Depot Inc.	5.400%	3/1/16	12,875	13,593
6 Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	2,986
International Speedway Corp.	5.400%	4/15/14	7,000	7,283
JC Penney Corp. Inc.	7.950%	4/1/17	5,000	5,301
Johnson Controls Inc.	5.250%	1/15/11	3,000	3,123
K Hovnanian Enterprises Inc.	6.250%	1/15/16	4,260	3,067
Kohl's Corp.	6.250%	12/15/17	7,000	7,702
Lowe's Cos. Inc.	5.600%	9/15/12	5,450	6,024
Lowe's Cos. Inc.	5.000%	10/15/15	7,000	7,705
Macy's Retail Holdings Inc.	5.900%	12/1/16	5,000	4,637
McDonald's Corp.	5.350%	3/1/18	20,000	21,783
MGM Mirage	8.500%	9/15/10	1,400	1,381
MGM Mirage	6.750%	4/1/13	1,075	892
MGM Mirage	5.875%	2/27/14	1,000	750
6 Nissan Motor Acceptance Corp.	4.625%	3/8/10	11,570	11,638
6 Nissan Motor Acceptance Corp.	5.625%	3/14/11	10,500	10,840
Nordstrom Inc.	6.750%	6/1/14	1,525	1,697
PACCAR Inc.	6.875%	2/15/14	5,000	5,723
Target Corp.	6.000%	1/15/18	24,700	27,671
Tenneco Inc.	8.625%	11/15/14	1,100	1,037
TJX Cos. Inc.	6.950%	4/15/19	13,000	15,215
Viacom Inc.	6.250%	4/30/16	7,000	7,623
Viacom Inc.	6.125%	10/5/17	5,000	5,399
6 Volvo Treasury AB	5.950%	4/1/15	12,000	12,289
Wal-Mart Stores Inc.	3.200%	5/15/14	21,675	22,387
Wal-Mart Stores Inc.	5.375%	4/5/17	7,000	7,624
Wal-Mart Stores Inc.	5.800%	2/15/18	10,137	11,377
Walgreen Co.	5.250%	1/15/19	12,500	13,466
Walt Disney Co.	5.625%	9/15/16	10,000	11,045
Walt Disney Co.	6.000%	7/17/17	3,000	3,374
Walt Disney Co.	5.500%	3/15/19	3,000	3,281
Western Union Co.	5.400%	11/17/11	4,000	4,297
Western Union Co.	6.500%	2/26/14	7,400	8,414
Western Union Co.	5.930%	10/1/16	22,825	24,792

Consumer Noncyclical (9.6%)
Abbott Laboratories	5.875%	5/15/16	19,000	21,336
Abbott Laboratories	5.600%	11/30/17	16,000	17,582
Abbott Laboratories	5.125%	4/1/19	21,060	22,299
Allergan Inc./United States	5.750%	4/1/16	12,000	12,898
Altria Group Inc.	9.700%	11/10/18	17,276	21,195
Altria Group Inc.	9.250%	8/6/19	20,000	24,190
AmerisourceBergen Corp.	5.625%	9/15/12	2,800	2,994
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,262
Amgen Inc.	4.850%	11/18/14	15,000	16,325
Amgen Inc.	5.850%	6/1/17	20,400	22,472
Amgen Inc.	6.150%	6/1/18	5,000	5,613
Amgen Inc.	5.700%	2/1/19	12,080	13,246
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	5,000	5,147
6 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,489
6 Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,000	9,350
6 Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	5,000	4,954
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	6,855
AstraZeneca PLC	5.400%	6/1/14	5,025	5,523
AstraZeneca PLC	5.900%	9/15/17	32,060	35,914
Avon Products Inc.	5.625%	3/1/14	16,125	17,685
Avon Products Inc.	6.500%	3/1/19	8,000	9,028
6 BAT International Finance PLC	9.500%	11/15/18	4,000	5,145

Baxter International Inc.	4.000%	3/1/14	5,000	5,236
Baxter International Inc.	5.900%	9/1/16	7,000	7,829
Baxter International Inc.	5.375%	6/1/18	10,100	10,890
Baxter International Inc.	4.500%	8/15/19	5,000	5,109
Becton Dickinson and Co.	4.550%	4/15/13	8,000	8,511
Becton Dickinson and Co.	5.000%	5/15/19	4,700	4,934
Biogen Idec Inc.	6.875%	3/1/18	15,000	16,261
Bottling Group LLC	6.950%	3/15/14	3,813	4,453
Bottling Group LLC	5.500%	4/1/16	19,086	20,795
Bottling Group LLC	5.125%	1/15/19	14,925	15,798
Bristol-Myers Squibb Co.	5.450%	5/1/18	8,000	8,734
Bunge Ltd. Finance Corp.	5.875%	5/15/13	2,000	2,073
Bunge Ltd. Finance Corp.	8.500%	6/15/19	10,000	11,610
Campbell Soup Co.	4.875%	10/1/13	10,000	10,977
Campbell Soup Co.	4.500%	2/15/19	3,000	3,081
6 CareFusion Corp.	6.375%	8/1/19	5,000	5,426
6 Cargill Inc.	4.375%	6/1/13	8,600	8,804
Clorox Co.	5.000%	3/1/13	6,025	6,517
Clorox Co.	5.000%	1/15/15	7,000	7,484
Coca-Cola Bottling Co. Consolidated	5.000%	11/15/12	7,000	7,511
Coca-Cola Co.	5.350%	11/15/17	15,000	16,340
Coca-Cola Co.	4.875%	3/15/19	12,000	12,663
Coca-Cola Enterprises Inc.	7.375%	3/3/14	17,597	20,677
Coca-Cola Enterprises Inc.	4.250%	3/1/15	4,500	4,752
Coca-Cola Enterprises Inc.	4.500%	8/15/19	2,500	2,552
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,053
ConAgra Foods Inc.	6.750%	9/15/11	312	340
ConAgra Foods Inc.	5.819%	6/15/17	4,687	5,033
Covidien International Finance SA	6.000%	10/15/17	14,306	15,780
Delhaize Group SA	5.875%	2/1/14	875	944
Diageo Capital PLC	5.750%	10/23/17	18,000	19,636
Diageo Finance BV	5.500%	4/1/13	3,307	3,592
Diageo Finance BV	5.300%	10/28/15	5,000	5,317
Eli Lilly & Co.	4.200%	3/6/14	11,850	12,588
Eli Lilly & Co.	5.200%	3/15/17	6,000	6,457
Estee Lauder Cos. Inc.	6.000%	1/15/12	6,800	7,367
Express Scripts Inc.	7.250%	6/15/19	3,000	3,494
Fortune Brands Inc.	6.375%	6/15/14	7,000	7,451
6 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,173
Genentech Inc.	4.750%	7/15/15	16,150	17,522
General Mills Inc.	5.700%	2/15/17	10,415	11,375
General Mills Inc.	5.650%	2/15/19	8,000	8,650
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	38,400	42,081
Hasbro Inc.	6.125%	5/15/14	3,700	4,073
Hasbro Inc.	6.300%	9/15/17	5,000	5,386
Hershey Co.	4.850%	8/15/15	5,000	5,265
HJ Heinz Co.	5.350%	7/15/13	2,175	2,335
Hospira Inc.	6.400%	5/15/15	3,000	3,346
Kellogg Co.	4.450%	5/30/16	7,000	7,283
Kimberly-Clark Corp.	4.875%	8/15/15	6,000	6,483
Kimberly-Clark Corp.	6.125%	8/1/17	3,949	4,518
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,411
Koninklijke Philips Electronics NV	5.750%	3/11/18	15,000	16,135
Kraft Foods Inc.	6.000%	2/11/13	5,000	5,385
Kraft Foods Inc.	6.500%	8/11/17	7,840	8,455
Kroger Co.	6.200%	6/15/12	4,530	4,944
Kroger Co.	6.400%	8/15/17	5,000	5,532
Kroger Co.	6.800%	12/15/18	11,100	12,638

Land O' Lakes Inc.	9.000%	12/15/10	410	411
Lorillard Tobacco Co.	8.125%	6/23/19	7,000	7,769
McKesson Corp.	6.500%	2/15/14	7,100	7,777
6 Mead Johnson Nutrition Co.	4.900%	11/1/19	7,000	7,085
Medco Health Solutions Inc.	7.125%	3/15/18	5,000	5,647
Medtronic Inc.	4.750%	9/15/15	20,000	21,369
Merck & Co. Inc./NJ	4.750%	3/1/15	11,000	11,901
Merck & Co. Inc./NJ	4.000%	6/30/15	7,100	7,448
Merck & Co. Inc./NJ	5.000%	6/30/19	10,000	10,543
Nabisco Inc.	7.550%	6/15/15	15,000	17,134
Novartis Capital Corp.	4.125%	2/10/14	8,475	8,930
Novartis Securities Investment Ltd.	5.125%	2/10/19	33,794	35,915
PepsiAmericas Inc.	4.500%	3/15/13	6,000	6,344
PepsiAmericas Inc.	4.375%	2/15/14	12,500	13,072
PepsiCo Inc./NC	3.750%	3/1/14	15,500	16,218
PepsiCo Inc./NC	5.000%	6/1/18	16,500	17,581
PepsiCo Inc./NC	7.900%	11/1/18	4,000	5,035
Pfizer Inc.	5.350%	3/15/15	11,025	12,213
Pfizer Inc.	6.200%	3/15/19	68,000	77,218
Philip Morris International Inc.	6.875%	3/17/14	10,000	11,452
Philip Morris International Inc.	5.650%	5/16/18	39,055	41,933
Procter & Gamble Co.	4.600%	1/15/14	19,000	20,525
Procter & Gamble Co.	3.500%	2/15/15	27,000	27,988
Procter & Gamble Co.	4.700%	2/15/19	13,000	13,590
Reynolds American Inc.	7.625%	6/1/16	875	932
6 Roche Holdings Inc.	6.000%	3/1/19	4,500	4,974
6 SABMiller PLC	6.200%	7/1/11	13,000	13,898
Safeway Inc.	6.250%	3/15/14	8,375	9,271
Safeway Inc.	6.350%	8/15/17	3,000	3,310
Schering-Plough Corp.	6.000%	9/15/17	5,000	5,570
St. Jude Medical Inc.	4.875%	7/15/19	10,000	10,343
Sysco Corp.	5.250%	2/12/18	12,000	12,858
6 Tesco PLC	5.500%	11/15/17	7,000	7,373
Thermo Fisher Scientific Inc.	5.000%	6/1/15	4,700	4,986
Unilever Capital Corp.	3.650%	2/15/14	6,500	6,745
Whirlpool Corp.	8.600%	5/1/14	5,000	5,692
Wyeth	5.500%	2/1/14	12,700	13,982
Wyeth	5.500%	2/15/16	15,000	16,386
Wyeth	5.450%	4/1/17	10,000	10,745

Energy (3.4%)
Anadarko Petroleum Corp.	5.950%	9/15/16	15,000	16,001
Anadarko Petroleum Corp.	6.950%	6/15/19	14,000	15,726
Apache Corp.	5.625%	1/15/17	4,000	4,326
Apache Corp.	6.900%	9/15/18	3,000	3,559
Baker Hughes Inc.	7.500%	11/15/18	16,845	20,427
BP Capital Markets PLC	3.625%	5/8/14	10,000	10,356
BP Capital Markets PLC	4.750%	3/10/19	19,000	19,821
Canadian Natural Resources Ltd.	5.700%	5/15/17	9,000	9,527
Canadian Natural Resources Ltd.	5.900%	2/1/18	6,000	6,446
6 Cenovus Energy Inc.	4.500%	9/15/14	3,500	3,603
6 Cenovus Energy Inc.	5.700%	10/15/19	3,000	3,140
Chevron Corp.	4.950%	3/3/19	3,300	3,522
ConocoPhillips	4.600%	1/15/15	31,000	33,168
ConocoPhillips	5.750%	2/1/19	25,435	27,723
ConocoPhillips	6.000%	1/15/20	10,000	10,961
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	7,769	8,555
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,000	3,214

Ecopetrol SA	7.625%	7/23/19	3,000	3,302
6 Empresa Nacional del Petroleo	6.250%	7/8/19	5,000	5,282
EnCana Corp.	5.900%	12/1/17	5,570	5,977
EnCana Corp.	6.500%	5/15/19	3,000	3,327
EOG Resources Inc.	5.875%	9/15/17	3,000	3,307
EOG Resources Inc.	5.625%	6/1/19	7,000	7,638
6 GS Caltex Corp.	5.500%	8/25/14	4,000	4,003
6 GS Caltex Corp.	5.500%	10/15/15	6,000	5,922
Halliburton Co.	6.150%	9/15/19	8,000	8,943
Marathon Oil Corp.	5.900%	3/15/18	15,000	15,917
Nabors Industries Inc.	6.150%	2/15/18	3,000	3,059
Nabors Industries Inc.	9.250%	1/15/19	10,900	13,163
Nexen Inc.	5.650%	5/15/17	3,000	3,010
Nexen Inc.	6.200%	7/30/19	3,000	3,132
Noble Corp.	5.875%	6/1/13	3,000	3,110
Petro-Canada	6.050%	5/15/18	11,000	11,680
Questar Market Resources Inc.	6.800%	3/1/20	4,000	4,197
Shell International Finance BV	4.300%	9/22/19	21,000	20,989
Smith International Inc.	9.750%	3/15/19	10,000	12,479
StatoilHydro ASA	5.250%	4/15/19	27,000	29,266
Suncor Energy Inc.	6.100%	6/1/18	5,000	5,345
Talisman Energy Inc.	7.750%	6/1/19	7,000	8,288
Transocean Inc.	6.000%	3/15/18	8,000	8,628
Valero Energy Corp.	6.125%	6/15/17	5,000	5,209
Valero Energy Corp.	9.375%	3/15/19	11,000	13,024
Weatherford International Inc.	6.350%	6/15/17	3,000	3,177
Weatherford International Ltd.	6.000%	3/15/18	10,000	10,368
Weatherford International Ltd.	9.625%	3/1/19	17,500	21,714
XTO Energy Inc.	6.250%	4/15/13	5,000	5,472
XTO Energy Inc.	6.250%	8/1/17	15,000	16,294
XTO Energy Inc.	6.500%	12/15/18	6,250	6,955

Technology (2.8%)
Agilent Technologies Inc.	5.500%	9/14/15	10,000	10,261
Agilent Technologies Inc.	6.500%	11/1/17	5,950	6,157
Cisco Systems Inc.	5.500%	2/22/16	48,011	53,023
Cisco Systems Inc.	4.950%	2/15/19	16,000	16,906
Corning Inc.	6.625%	5/15/19	2,000	2,197
Dell Inc.	5.650%	4/15/18	11,750	12,440
Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	10,271
Electronic Data Systems LLC	6.000%	8/1/13	11,325	12,625
Equifax Inc.	6.300%	7/1/17	5,000	5,076
Fiserv Inc.	6.800%	11/20/17	5,000	5,609
Hewlett-Packard Co.	6.125%	3/1/14	15,000	16,855
Hewlett-Packard Co.	5.500%	3/1/18	7,000	7,630
International Business Machines Corp.	5.700%	9/14/17	26,500	29,369
International Business Machines Corp.	7.625%	10/15/18	22,500	27,807
Intuit Inc.	5.750%	3/15/17	5,000	5,258
Lexmark International Inc.	6.650%	6/1/18	7,000	6,845
Microsoft Corp.	4.200%	6/1/19	4,500	4,608
Nokia Oyj	5.375%	5/15/19	9,500	9,807
Oracle Corp.	5.250%	1/15/16	23,000	24,957
Oracle Corp.	5.750%	4/15/18	29,410	32,347
Oracle Corp.	5.000%	7/8/19	24,000	25,267
Pitney Bowes Inc.	5.000%	3/15/15	10,000	10,870
Pitney Bowes Inc.	5.750%	9/15/17	18,152	19,821
Pitney Bowes Inc.	6.250%	3/15/19	5,000	5,599
Tyco Electronics Group SA	6.550%	10/1/17	5,000	5,220

	Xerox Corp.	5.650%	5/15/13	10,000	10,528
	Xerox Corp.	6.350%	5/15/18	10,000	10,610

	Transportation (1.0%)
	American Airlines Pass Through Trust 2001-
	01	6.817%	5/23/11	714	680
5	Burlington Northern Railroad Co. 1996-A Pass
	Through Trust	7.330%	6/23/10	284	288
	Burlington Northern Santa Fe Corp.	8.125%	4/15/20	5,000	6,124
	Canadian National Railway Co.	5.800%	6/1/16	4,000	4,377
	Canadian National Railway Co.	5.550%	5/15/18	5,275	5,763
	Continental Airlines Inc.	6.563%	2/15/12	3,000	2,858
5	Continental Airlines Inc.	6.648%	9/15/17	801	761
5	Continental Airlines Inc.	6.900%	1/2/18	217	208
	Continental Airlines Inc.	7.250%	11/10/19	5,000	5,056
5	Continental Airlines Inc.	9.798%	4/1/21	2,120	1,717
	CSX Corp.	7.900%	5/1/17	5,000	5,881
	CSX Corp.	7.375%	2/1/19	10,000	11,662
5	Delta Air Lines Inc.	6.821%	8/10/22	2,880	2,722
5	Delta Air Lines Inc.	8.021%	8/10/22	1,397	1,187
6	Erac USA Finance Co.	7.950%	12/15/09	10,000	10,049
6	Erac USA Finance Co.	6.375%	10/15/17	21,370	22,011
	Greenbrier Cos. Inc.	8.375%	5/15/15	2,540	1,959
[2,5] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.674%	12/15/13	3,355	2,878
2	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.719%	3/15/14	7,150	5,109
2	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.890%	11/15/16	4,765	2,814
6	Kowloon Canton Railway Corp.	5.125%	5/20/19	2,500	2,611
5	Northwest Airlines Inc.	7.027%	11/1/19	4,984	4,461
	Ryder System Inc.	5.850%	3/1/14	4,000	4,199
	Ryder System Inc.	7.200%	9/1/15	16,000	17,149
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	3,739	3,765
5	UAL Pass Through Trust Series 2000-2	7.186%	4/1/11	355	355
	Union Pacific Corp.	5.750%	11/15/17	2,500	2,692
	United Parcel Service Inc.	5.125%	4/1/19	7,000	7,501
					4,600,755
Utilities (7.7%)
	Electric (5.7%)
6	AES Panama SA	6.350%	12/21/16	8,300	8,033
	American Water Capital Corp.	6.085%	10/15/17	8,750	9,164
	Appalachian Power Co.	5.650%	8/15/12	4,970	5,366
	Baltimore Gas & Electric Co.	5.900%	10/1/16	5,000	5,352
	Carolina Power & Light Co.	5.300%	1/15/19	11,985	12,938
	Columbus Southern Power Co.	5.500%	3/1/13	10,000	10,583
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,451
	Commonwealth Edison Co.	5.800%	3/15/18	13,500	14,569
	Connecticut Light & Power Co.	5.650%	5/1/18	4,000	4,338
	Connecticut Light & Power Co.	5.500%	2/1/19	12,000	12,949
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,641
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	6,000	6,933
	Consumers Energy Co.	6.125%	3/15/19	5,000	5,512
	Consumers Energy Co.	6.700%	9/15/19	12,790	14,685
	Dayton Power & Light Co.	5.125%	10/1/13	2,275	2,449
	Dominion Resources Inc./VA	6.000%	11/30/17	5,000	5,458

	Dominion Resources Inc./VA	6.400%	6/15/18	2,000	2,232
	Dominion Resources Inc./VA	5.200%	8/15/19	2,000	2,070
5	Dominion Resources Inc./VA	6.300%	9/30/66	10,990	9,656
	Duke Energy Carolinas LLC	5.750%	11/15/13	12,100	13,413
	Duke Energy Carolinas LLC	5.300%	10/1/15	6,000	6,646
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,422
6	EDP Finance BV	6.000%	2/2/18	6,000	6,487
6	Enel Finance International SA	5.125%	10/7/19	13,000	13,164
	Entergy Gulf States Inc.	5.250%	8/1/15	10,000	10,038
	Exelon Corp.	4.900%	6/15/15	10,000	10,433
	FirstEnergy Corp.	6.450%	11/15/11	50	54
6	FirstEnergy Solutions Corp.	4.800%	2/15/15	5,000	5,193
	Florida Power Corp.	4.800%	3/1/13	5,000	5,318
	Florida Power Corp.	5.650%	6/15/18	9,915	10,835
6	FPL Energy Marcus Hook LP	7.590%	7/10/18	5,675	5,936
	FPL Group Capital Inc.	7.875%	12/15/15	14,348	17,440
	FPL Group Capital Inc.	6.000%	3/1/19	17,976	19,872
5	FPL Group Capital Inc.	6.350%	10/1/66	10,850	10,105
	Georgia Power Co.	5.700%	6/1/17	2,000	2,207
	Georgia Power Co.	5.400%	6/1/18	5,000	5,392
[5,6] GWF Energy LLC		6.131%	12/30/11	1,012	1,053
6	Iberdrola Finance Ireland Ltd.	5.000%	9/11/19	5,000	5,040
	Illinois Power Co.	6.125%	11/15/17	5,000	5,370
	Illinois Power Co.	6.250%	4/1/18	7,625	8,060
6	Israel Electric Corp. Ltd.	7.250%	1/15/19	1,675	1,834
6	ITC Holdings Corp.	6.050%	1/31/18	20,000	20,614
6	Kansas Gas & Electric	6.700%	6/15/19	3,000	3,416
6	Korea East-West Power Co. Ltd.	4.875%	4/21/11	5,000	5,103
6	Korea East-West Power Co. Ltd.	5.250%	11/15/12	5,000	5,238
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	5,866
	MidAmerican Energy Co.	5.125%	1/15/13	9,000	9,539
	Midamerican Energy Holdings Co.	5.750%	4/1/18	5,000	5,363
	National Rural Utilities Cooperative Finance
	Corp.	3.875%	9/16/15	5,000	5,064
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	12,691	13,408
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	15,380	20,389
	Nevada Power Co.	6.500%	5/15/18	9,131	9,976
	Nevada Power Co.	6.500%	8/1/18	3,662	4,007
	Nevada Power Co.	7.125%	3/15/19	5,000	5,668
6	Niagara Mohawk Power Corp.	4.881%	8/15/19	7,000	7,046
	Northeast Utilities	7.250%	4/1/12	4,620	4,988
	NSTAR Electric Co.	5.625%	11/15/17	3,000	3,268
	Ohio Power Co.	4.850%	1/15/14	5,000	5,269
	Ohio Power Co.	6.000%	6/1/16	4,000	4,327
	Pacific Gas & Electric Co.	5.625%	11/30/17	13,000	14,233
	Pacific Gas & Electric Co.	8.250%	10/15/18	7,695	9,674
	Pacificorp	5.650%	7/15/18	15,000	16,347
	Pacificorp	5.500%	1/15/19	8,000	8,725
	Peco Energy Co.	5.950%	11/1/11	15,000	16,235
	Peco Energy Co.	4.750%	10/1/12	4,500	4,807
	Pennsylvania Electric Co.	6.050%	9/1/17	7,000	7,449
2	Pepco Holdings Inc.	0.986%	6/1/10	3,075	3,045
	PG&E Corp.	5.750%	4/1/14	10,650	11,721
	Portland General Electric Co.	6.100%	4/15/19	3,000	3,392
	Potomac Electric Power Co.	4.950%	11/15/13	5,465	5,786
5	PPL Capital Funding Inc.	6.700%	3/30/67	15,000	13,276

Progress Energy Inc.	7.100%	3/1/11	516	550
Progress Energy Inc.	5.625%	1/15/16	21,407	22,879
Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,654
Public Service Co. of Colorado	5.800%	8/1/18	5,200	5,825
Public Service Co. of Colorado	5.125%	6/1/19	5,500	5,855
Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,213
Sierra Pacific Power Co.	6.000%	5/15/16	10,000	10,689
South Carolina Electric & Gas Co.	6.500%	11/1/18	13,105	15,294
Southern California Edison Co.	5.750%	3/15/14	23,157	25,783
Southern California Edison Co.	5.000%	1/15/16	4,000	4,249
Southern California Edison Co.	5.500%	8/15/18	2,500	2,737
Southern Co.	5.300%	1/15/12	7,000	7,508
Southern Co.	4.150%	5/15/14	9,000	9,366
Southern Power Co.	4.875%	7/15/15	6,500	6,827
6 SP PowerAssets Ltd.	5.000%	10/22/13	15,000	15,981
Tampa Electric Co.	6.375%	8/15/12	2,193	2,379
Tampa Electric Co.	6.100%	5/15/18	4,000	4,347
TransAlta Corp.	6.650%	5/15/18	5,000	5,082
6 United Energy Distribution Holdings Pty Ltd.	4.700%	4/15/11	10,000	10,136
Virginia Electric and Power Co.	5.950%	9/15/17	15,000	16,535
Virginia Electric and Power Co.	5.400%	4/30/18	12,075	12,926
5 Wisconsin Energy Corp.	6.250%	5/15/67	25,000	22,049
Wisconsin Power & Light Co.	5.000%	7/15/19	2,500	2,598

Natural Gas (2.0%)
AGL Capital Corp.	7.125%	1/14/11	10,000	10,489
AGL Capital Corp.	5.250%	8/15/19	3,000	3,082
Atmos Energy Corp.	4.950%	10/15/14	6,420	6,815
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,191
Boardwalk Pipelines LP	5.750%	9/15/19	8,500	8,470
El Paso Natural Gas Co.	5.950%	4/15/17	3,000	3,082
Enbridge Energy Partners LP	6.500%	4/15/18	5,000	5,370
5 Enbridge Energy Partners LP	8.050%	10/1/37	3,280	3,080
Enbridge Inc.	5.800%	6/15/14	10,000	10,958
Energy Transfer Partners LP	5.950%	2/1/15	2,769	2,944
Energy Transfer Partners LP	9.700%	3/15/19	5,000	6,186
Energy Transfer Partners LP	9.000%	4/15/19	5,000	6,051
Enterprise Products Operating LLC	5.650%	4/1/13	16,975	18,121
Enterprise Products Operating LLC	9.750%	1/31/14	7,000	8,393
Enterprise Products Operating LLC	6.650%	4/15/18	15,000	16,748
5 Enterprise Products Operating LLC	8.375%	8/1/66	5,850	5,726
EQT Corp.	6.500%	4/1/18	15,000	15,443
6 Florida Gas Transmission Co. LLC	7.625%	12/1/10	5,000	5,267
6 Florida Gas Transmission Co. LLC	7.900%	5/15/19	5,000	5,940
6 Gulf South Pipeline Co. LP	6.300%	8/15/17	7,000	7,284
6 Gulfstream Natural Gas System LLC	5.560%	11/1/15	8,500	8,588
KeySpan Gas East Corp.	7.875%	2/1/10	10,000	10,148
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,000	10,536
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,636
Magellan Midstream Partners LP	6.550%	7/15/19	10,000	10,996
National Grid PLC	6.300%	8/1/16	7,000	7,684
6 NGPL Pipeco LLC	7.119%	12/15/17	10,000	11,078
Northwest Pipeline GP	5.950%	4/15/17	5,000	5,325
ONEOK Partners LP	6.150%	10/1/16	10,000	10,559
ONEOK Partners LP	8.625%	3/1/19	2,000	2,411
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	5,000	5,225
Sempra Energy	6.150%	6/15/18	6,000	6,523
Southern California Gas Co.	5.500%	3/15/14	8,179	9,069

5	Southern Union Co.	7.200%	11/1/66	5,175	4,263
	TransCanada Pipelines Ltd.	6.500%	8/15/18	13,000	14,671
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	3,696
					1,066,440
Total Corporate Bonds (Cost $9,946,677)					10,440,091
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
6	Abu Dhabi National Energy Co.	5.875%	10/27/16	4,000	4,041
6	Abu Dhabi National Energy Co.	6.165%	10/25/17	10,000	10,137
6	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	10,000	10,563
	Brazilian Government International Bond	5.875%	1/15/19	2,800	2,982
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,559
	Colombia Government International Bond	7.375%	3/18/19	5,000	5,525
	Corp Andina de Fomento	8.125%	6/4/19	6,000	7,099
	Corp. Andina de Fomento	5.200%	5/21/13	3,000	3,139
6	Croatia Government International Bond	6.750%	11/5/19	5,000	4,948
6	Emirate of Abu Dhabi	6.750%	4/8/19	5,000	5,633
6	Gaz Capital SA	6.212%	11/22/16	7,800	7,449
6	Industrial Bank Of Korea	7.125%	4/23/14	2,700	2,931
	Israel Government International Bond	5.125%	3/26/19	15,000	15,123
	Korea Development Bank/Republic of Korea	8.000%	1/23/14	5,000	5,711
6	Korea Expressway Corp.	4.875%	4/7/14	5,000	5,044
6	MDC-GMTN B.V.	7.625%	5/6/19	11,000	12,242
	Panama Government International Bond	7.250%	3/15/15	7,500	8,438
	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	5,005
	Petrobras International Finance Co.	9.125%	7/2/13	3,937	4,688
	Petrobras International Finance Co.	7.750%	9/15/14	400	459
	Petrobras International Finance Co.	7.875%	3/15/19	6,000	6,901
	Petrobras International Finance Co.	5.750%	1/20/20	5,000	5,014
	Petroleos Mexicanos	8.000%	5/3/19	3,000	3,459
6	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	1,000	1,141
[5,6] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	8,800	8,234
6	Petronas Capital Ltd.	7.000%	5/22/12	5,000	5,512
6	Petronas Capital Ltd.	5.250%	8/12/19	14,500	14,614
6	Petronas Capital Ltd.	7.875%	5/22/22	5,000	6,171
[5,6] PF Export Receivables Master Trust		3.748%	6/1/13	1,489	1,455
[5,6] PF Export Receivables Master Trust		6.436%	6/1/15	2,997	3,143
	Poland Government International Bond	6.375%	7/15/19	10,000	11,038
6	Qatar Govt International Bond	6.550%	4/9/19	5,000	5,607
[5,6] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	15,020	15,059
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,905
	Republic of Korea	4.250%	6/1/13	9,325	9,675
	Republic of Korea	7.125%	4/16/19	3,000	3,538
	South Africa Government International Bond	6.875%	5/27/19	2,000	2,233
6	TDIC Finance Ltd.	6.500%	7/2/14	5,600	6,077
6	TransCapitalInvest Ltd. for OJSC AK
	Transneft	5.670%	3/5/14	15,450	15,199
Total Sovereign Bonds (Cost $237,314)					249,691
Taxable Municipal Bonds (0.2%)
2	Florida Hurricane Catastrophe Fund Finance
	Corp. Rev.	1.026%	10/15/12	14,210	13,375
	New York City NY IDA Special Fac. Rev.
	(American Airlines Inc. J.F.K International
	Project)	7.500%	8/1/16	1,825	1,777
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	9,690	7,664
Total Taxable Municipal Bonds (Cost $25,639)					22,816

Tax-Exempt Municipal Bonds (0.2%)
California GO CP	0.400%	11/4/09	7,520	7,520
California GO CP	0.400%	11/4/09	2,000	2,000
California GO CP	1.250%	11/4/09	9,125	9,125
California GO CP	0.400%	11/5/09	3,225	3,225
California GO CP	0.420%	11/5/09	5,331	5,331
Total Tax-Exempt Municipal Bonds (Cost $27,201)				27,201
				Market
				Value
	Coupon		Shares	($000)
Preferred Stocks (0.3%)
Southern California Edison Co. Pfd.	5.349%		211,400	18,469
Goldman Sachs Group Inc. Pfd.	4.000%		322,000	6,865
Axis Capital Holdings Ltd. Pfd.	7.500%		50,000	3,744
Santander Finance SA Unipersonal Pfd.	10.500%		90,590	2,479
Aspen Insurance Holdings Ltd. Pfd.	7.401%		76,950	1,562
7 Lehman Brothers Holdings Inc. Pfd.	7.250%		8,740	59
Total Preferred Stocks (Cost $47,431)				33,178
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
8 Vanguard Market Liquidity Fund (Cost
$646,240)	0.225%		646,240,332	646,240
Total Investments (99.3%) (Cost $13,124,461)				13,696,983
Other Assets and Liabilities-Net (0.7%)				102,932
Net Assets (100%)				13,799,915

1 Securities with a value of $15,144,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
4 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $1,418,308,000, representing 10.3% of net assets.
7 Non-income-producing security--security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Intermediate-Term Investment-Grade Fund

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
2-Year United States Treasury Note/Bond	December 2009	(5,032)	1,095,010	(2,327)
10-Year United States Treasury Note/Bond	December 2009	7,587	899,889	2,516
5-Year United States. Treasury Note/Bond	December 2009	(2,161)	251,655	(505)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The fund has also entered into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates.

Intermediate-Term Investment-Grade Fund

Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Burlington Northern Santa Fe Corp./Baa1	6/20/2012	DBAG	5,000	—	0.400	2
Johnson & Johnson/Aaa	9/20/2012	UBSAG	2,160	—	0.080	(12)
Johnson & Johnson/Aaa	9/20/2012	GSCM	5,400	—	0.070	(30)
HSBC /A3	3/20/2014	BOANA	28,000	—	6.200	5,816
HSBC/A3	6/20/2014	GSCM	30,000	3,600	5.000	8,678
Lloyds TBS Bank/Aa3	6/20/2014	DBAG	6,100	—	1.550	123

Credit Protection Purchased
Morgan Stanley	9/20/2018	UBSAG	10,000	—	(2.000)	(496)
Morgan Stanley	9/20/2018	BOANA	10,000	(1,152)	(1.000)	(889)
Marsh & Mclennan Com.	6/20/2014	DBAG	10,000	135	(1.000)	(60)
Banco Santander	6/20/2014	BOANA	9,200	—	(1.680)	(230)
BBVA Senior Finance	6/20/2014	DBAG	6,100	—	(0.950)	(22)
Goldman Sachs & Co	9/20/2010	DBAG	7,500	(52)	(1.000)	(55)

Intermediate-Term Investment-Grade Fund

Wells Fargo	9/20/2010	DBAG	8,000	30	(1.000)	27
12,852

1 BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
UBSAG—UBS AG.

Total Return Swaps
			Floating	Unrealized
		Notional	Interest Rate	Appreciation
	Termination	Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]	($000)	(Paid)[2]	($000)
Commercial Mortgage-Backed Securities
Index
11/1/2009	BARC	121,725	(0.25)	—
12/1/2009	BARC	48,500	(0.25)	3,062
1/1/2010	BARC	48,500	(0.25)	3,062
2/1/2010	BARC	48,500	(0.25)	3,062
				9,186

1 BARC—Barclays Bank PLC.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Counterparty[1]	($000)	(Paid)	(Paid)	($000)
6/15/2010	BOANA	1,400	0.410%	(0.250%)[2]	1
9/30/2010	BARC	360	3.440%	(0.280%)[3]	9
10/6/2010	WFC	8,165	1.640%	(0.280%)[3]	82
11/15/2010	GSCM	1,230	0.630%	(0.250%)[2]	1
12/15/2010	WFC	8,300	1.020%	(0.250%)[2]	40
1/15/2011	WFC	16,700	1.030%	(0.250%)[2]	74
1/18/2011	BOANA	3,000	0.740%	(0.250%)[2]	3
5/15/2011	BOANA	1,800	1.560%	(0.250%)[2]	19
5/16/2011	JPMC	4,280	1.090%	(0.250%)[2]	14
5/16/2011	BOANA	1,500	0.940%	(0.250%)[2]	2
5/16/2011	WFC	1,540	0.980%	(0.250%)[2]	2
6/15/2011	GSCM	3,125	1.320%	(0.250%)[2]	20
6/15/2011	WFC	650	1.320%	(0.250%)[2]	4
7/15/2011	WFC	2,200	1.270%	(0.250%)[2]	11

Intermediate-Term Investment-Grade Fund

7/15/2011	GSCM	1,900	1.240%	(0.250%)[2]	8
7/15/2011	WFC	7,900	1.320%	(0.250%)[2]	47
7/15/2011	GSCM	1,540	1.090%	(0.250%)[2]	3
7/15/2011	BOANA	6,170	1.090%	(0.250%)[2]	12
7/15/2011	WFC	2,275	1.030%	(0.230%)[2]	2
8/15/2011	GSCM	1,500	1.090%	(0.230%)[2]	2
10/6/2011	BARC	6,600	1.720%	(0.240%)[2]	76
10/15/2011	WFC	2,375	1.510%	(0.250%)[2]	17
11/15/2011	WFC	1,720	1.500%	(0.250%)[2]	11
11/15/2011	WFC	3,000	1.380%	(0.250%)[2]	11
12/6/2011	WFC	3,950	2.020%	(0.310%)[3]	58
1/15/2012	WFC	4,550	1.380%	(0.230%)[2]	8
2/6/2012	WFC	5,500	1.490%	(0.240%)[2]	19
2/15/2012	BOANA	12,300	1.770%	(0.250%)[2]	115
3/6/2012	GSCM	5,000	1.500%	(0.240%)[2]	14
4/15/2012	WFC	6,300	1.540%	(0.250%)[2]	14
4/24/2012	GSCM	1,700	1.600%	(0.240%)[2]	6
5/15/2012	GSCM	2,100	1.710%	(0.250%)[2]	11
6/15/2012	BARC	31,500	1.660%	(0.250%)[2]	85
6/15/2012	BARC	1,500	1.680%	(0.250%)[2]	5
7/1/2012	WFC	9,000	1.710%	(0.250%)[2]	31
7/15/2012	WFC	19,800	1.600%	(0.250%)[2]	(3)
7/15/2012	GSCM	14,980	1.610%	(0.250%)[2]	4
7/15/2012	GSCM	8,000	1.730%	(0.250%)[2]	28
7/15/2012	WFC	20,000	1.710%	(0.250%)[2]	59
7/15/2012	BARC	16,105	1.680%	(0.230%)[2]	35
8/15/2012	WFC	13,850	1.850%	(0.250%)[2]	75
8/16/2012	BARC	19,200	1.730%	(0.250%)[2]	43
9/6/2012	GSCM	55,556	2.070%	(0.240%)[2]	603
9/6/2012	BOANA	55,556	2.070%	(0.240%)[2]	592
9/15/2012	GSCM	22,400	1.860%	(0.250%)[2]	99
9/15/2012	WFC	30,665	1.760%	(0.250%)[2]	48
10/15/2012	WFC	2,460	1.800%	(0.250%)[2]	4
10/15/2012	GSCM	59,479	1.820%	(0.250%)[2]	141
10/20/2012	BARC	9,000	1.760%	(0.250%)[2]	2
10/22/2012	BOANA	6,750	2.450%	(0.250%)[2]	138
11/7/2012	WFC	4,085	1.930%	(0.240%)[2]	19
11/15/2012	GSCM	10,100	1.800%	(0.250%)[2]	3
11/15/2012	BARC	6,200	1.950%	(0.250%)[2]	30
12/6/2012	BARC	15,500	2.330%	(0.310%)[3]	304
12/15/2012	BOANA	7,000	2.210%	(0.300%)[3]	62

Intermediate-Term Investment-Grade Fund

12/17/2012	WFC	14,500	2.260%	(0.290%)[3]	153
12/17/2012	WFC	9,700	1.990%	(0.290%)[3]	23
3/15/2013	WFC	11,750	1.900%	(0.250%)[2]	(18)
3/15/2013	WFC	1,200	2.100%	(0.250%)[2]	6
3/15/2013	WFC	3,200	2.170%	(0.250%)[2]	23
7/15/2013	BARC	7,000	2.530%	(0.250%)[2]	109
7/15/2013	BOANA	25,000	2.190%	(0.250%)[2]	81
8/15/2013	WFC	5,600	1.970%	(0.250%)[2]	(32)
9/16/2013	GSCM	7,850	2.290%	(0.300%)[3]	11
11/17/2013	JPMC	3,600	2.170%	(0.250%)[2]	(11)
12/1/2013	GSCM	29,608	2.580%	(0.360%)[3]	282
12/1/2013	WFC	41,858	2.580%	(0.360%)[3]	387
12/1/2013	GSCM	41,858	2.580%	(0.360%)[3]	399
1/6/2014	WFC	10,000	2.430%	(0.240%)[2]	52
3/6/2014	GSCM	24,902	2.450%	(0.240%)[2]	96
3/15/2014	WFC	7,500	2.660%	(0.250%)[2]	93
5/15/2014	GSCM	1,250	2.300%	(0.250%)[2]	(6)
8/15/2014	WFC	12,750	2.680%	(0.250%)[2]	98
8/15/2016	GSCM	5,430	3.030%	(0.250%)[2]	(8)
12/15/2016	WFC	11,300	3.370%	(0.300%)[3]	139
2/15/2017	WFC	43,000	3.370%	(0.250%)[2]	640
2/15/2017	GSCM	16,200	3.430%	(0.250%)[2]	306
2/15/2017	BARC	1,490	3.180%	(0.240%)[2]	3
					5,949

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank N.A.
2 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Intermediate-Term Investment-Grade Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	546,933	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,730,833
Corporate Bonds	—	10,440,091	—
Sovereign Bonds	—	249,691	—
Taxable Municipal Bonds	—	22,816	—
Tax-Exempt Municipal Bonds	—	27,201	—
Preferred Stocks	33,178	—	—
Temporary Cash Investments	646,240	—	—
Futures Contracts—Assets[1]	6,775	—	—
Futures Contracts—Liabilities[1]	(3,082)	—	—
Swap Contracts—Assets	—	29,859	—
Swap Contracts—Liabilities	—	(1,872)	—
Total	683,111	13,045,552	—

1 Represents variation margin on the last day of the reporting period.

At October 31, 2009, the cost of investment securities for tax purposes was $13,124,980,000. Net unrealized appreciation of investment securities for tax purposes was $572,003,000, consisting of unrealized gains of $823,643,000 on securities that had risen in value since their purchase and $251,640,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2009

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 18, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.